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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21460

                            Pioneer Series Trust II
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31


Date of reporting period:  January 1, 2009 through June 30, 2009


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.

Pioneer AmPac
Growth Fund*

--------------------------------------------------------------------------------
Semiannual Report | June 30, 2009
--------------------------------------------------------------------------------


Ticker Symbols:
Class A   PAPRX
Class B   PRABX
Class C   PRRCX

*On or about August 28, 2009, Pioneer AmPac Growth Fund will be reorganized into Pioneer Fundamental Growth Fund. The reorganization, which does not require shareholder approval, has been approved by each fund's board of trustees and is subject to the satisfaction of certain conditions. The reorganization is expected to qualify as a tax-free reorganization, which generally means that the reorganization will result in no income, gain or loss being recognized for federal income tax purposes by either fund or its shareholders as a direct result of the reorganization.


[LOGO] PIONEER
       Investments(R)
                        visit us: pioneerinvestments.com

Table of Contents


Letter to Shareowners                                                          2
Portfolio Summary                                                              4
Prices and Distributions                                                       5
Performance Update                                                             6
Comparing Ongoing Fund Expenses                                                9
Schedule of Investments                                                       11
Financial Statements                                                          16
Notes to Financial Statements                                                 23
Trustees, Officers and Service Providers                                      29


                    Pioneer AmPac Growth Fund | Semiannual Report | 6/30/09    1

President's Letter

Dear Shareowner,

Stock and bond markets around the globe have been experiencing one of their most tumultuous periods in history. Investors have witnessed volatility of a magnitude that many have never before seen. Distance often provides the best vantage point for perspective. Still, we believe that the benefits of basic investment principles that have stood the test of time -- even in the midst of market turmoil -- cannot be underestimated.

First, invest for the long term. The founder of Pioneer Investments, Philip L. Carret, began his investment career during the 1920s. One lesson he learned is that while great prosperity affords an advantageous time for selling stocks, extreme economic slumps can create opportunities for purchase. Indeed, many of our portfolio managers, who follow the value-conscious investing approach of our founder, are looking at recent market conditions as an opportunity to buy companies whose shares we believe have been unjustifiably beaten down by indiscriminate selling, but that we have identified as having strong prospects over time. While investors may be facing a sustained market downturn, we continue to believe that patience, along with staying invested in the market, are important considerations for long-term investors.

A second principle is to stay diversified across different types of investments. The global scope of the current market weakness poses challenges for this basic investment axiom. But the turbulence makes now a good time to reassess your portfolio and make sure that your investments continue to meet your needs. We believe you should work closely with your financial advisor to find the mix of stocks, bonds and money market assets that is best aligned to your particular risk tolerance and investment objective.

As the investment markets sort through the continuing crisis in the financial industry, we are staying focused on the fundamentals and risk management. With more than 80 years of experience behind us, we have learned how to navigate turbulent markets. At Pioneer Investments, risk management has always been a critical part of our culture -- not just during periods of extraordinary volatility. Our investment process is based on fundamental research, quantitative analysis and active portfolio management. This three-pillared process, which we apply to each of our portfolios, is supported by an integrated team approach and is designed to carefully balance risk and reward. While we


2    Pioneer AmPac Growth Fund | Semiannual Report | 6/30/09
see potential chances for making money in many corners of the market, it takes research and experience to separate solid investment opportunities from speculation.

We invite you to learn more about Pioneer and our time-tested approach to investing by consulting with your financial advisor or visiting us online at www.pioneerinvestments.com. Thank you for investing with Pioneer.

Sincerely,

/s/ Daniel K. Kingsbury


Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA Inc.



Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.


                    Pioneer AmPac Growth Fund | Semiannual Report | 6/30/09    3

Portfolio Summary | 6/30/09

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

U.S. Common Stocks                                     94.0%
Temporary Cash Investments                              4.5%
Depositary Receipts for International Stocks            1.5%


Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)


[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Information Technology                          33.8%
Health Care                                     16.6%
Industrials                                     13.1%
Financials                                      11.6%
Consumer Discretionary                          11.1%
Consumer Staples                                10.7%
Energy                                           3.1%


10 Largest Holdings*
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

    1.    State Street Corp.                                               5.99%
--------------------------------------------------------------------------------
    2.    T. Rowe Price Associates, Inc.                                   5.64
--------------------------------------------------------------------------------
    3.    Adobe Systems, Inc.                                              5.51
--------------------------------------------------------------------------------
    4.    Accenture, Ltd.                                                  5.38
--------------------------------------------------------------------------------
    5.    Cisco Systems, Inc.                                              4.89
--------------------------------------------------------------------------------
    6.    Colgate Palmolive Co.                                            4.79
--------------------------------------------------------------------------------
    7.    Microsoft Corp.                                                  4.63
--------------------------------------------------------------------------------
    8.    Microchip Technology, Inc.                                       4.58
--------------------------------------------------------------------------------
    9.    3 M Co.                                                          4.58
--------------------------------------------------------------------------------
   10.    Medtronic, Inc.                                                  4.58
--------------------------------------------------------------------------------

* This list excludes temporary cash and derivative instruments. The Fund is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.



4    Pioneer AmPac Growth Fund | Semiannual Report | 6/30/09

Prices and Distributions | 6/30/09

Net Asset Value per Share
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
      Class                            6/30/09                       12/31/08
--------------------------------------------------------------------------------
       A                               $ 12.89                        $ 12.13
--------------------------------------------------------------------------------
       B                               $ 12.49                        $ 11.80
--------------------------------------------------------------------------------
       C                               $ 12.47                        $ 11.78
--------------------------------------------------------------------------------

Distributions per Share: 1/1/09-6/30/09
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                   Net Investment        Short-Term        Long-Term
      Class           Income          Capital Gains     Capital Gains
--------------------------------------------------------------------------------
       A             $  --               $  --             $  --
--------------------------------------------------------------------------------
       B             $  --               $  --             $  --
--------------------------------------------------------------------------------
       C             $  --               $  --             $  --
--------------------------------------------------------------------------------

Index Definitions
--------------------------------------------------------------------------------
The Russell 1000 Growth Index measures the performance of large-cap U.S. growth stocks. Companies in this index tend to exhibit higher price-to-book and price-to-earnings ratios, lower dividend yields, and higher forecasted growth values than the value universe. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any sales charges, fees or expenses. You cannot invest directly in an index.

The index defined here pertains to the "Value of $10,000 Investment" charts shown on pages 6-8.


                    Pioneer AmPac Growth Fund | Semiannual Report | 6/30/09    5

Performance Update | 6/30/09                           Class A Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer AmPac Growth Fund at public offering price, compared to that of the Russell 1000 Growth Index.


                   Average Annual Total Returns
                      (As of June 30, 2009)
------------------------------------------------------------------
                                    Net Asset     Public Offering
Period                              Value (NAV)   Price (POP)
------------------------------------------------------------------
 10 Years                                -0.92%         -1.50%
 5 Years                                 -2.88          -4.03
 1 Year                                 -21.95         -26.46
------------------------------------------------------------------
 Expense Ratio
 (Per prospectus dated May 1, 2009)
------------------------------------------------------------------
                                        Gross           Net
------------------------------------------------------------------
                                          2.07%          1.25%
------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

                                Pioneer AmPac           Russell 1000
                                Growth Fund             Growth Index
6/99                                9425                    10000
                                   13440                    12566
6/01                                9959                     8021
                                    8399                     5896
6/03                                8396                     6070
                                    9949                     7155
6/05                                9481                     7275
                                   10030                     7720
6/07                               11928                     9190
                                   11012                     8643
6/09                                8595                     6525



Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers, Fund performance would be lower.

The net expense ratio reflects contractual expense limitation currently in effect through 5/1/10 for Class A Shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer AmPac Growth Fund was created through the reorganization of predecessor fund Papp America-Pacific Rim Fund on February 20, 2004. The performance of Class A shares of the Fund from March 14, 1997 to February 20, 2004 is the performance of Papp America-Pacific Rim Fund's single class, which has been restated to reflect any applicable sales charges, Rule 12b-1 fees and service fees (but not other differences in expenses). This adjustment has the effect of reducing the previously reported performance of Papp America-Pacific Rim Fund.


6    Pioneer AmPac Growth Fund | Semiannual Report | 6/30/09

Performance Update | 6/30/09                           Class B Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer AmPac Growth Fund, compared to that of the Russell 1000 Growth Index.


                  Average Annual Total Returns
                     (As of June 30, 2009)
----------------------------------------------------------------
                                      If             If
Period                                Held           Redeemed
----------------------------------------------------------------
 10 Years                                 -1.69%         -1.69%
 5 Years                                  -3.68          -3.68
 1 Year                                  -22.08         -25.20
----------------------------------------------------------------
 Expense Ratio
 (Per prospectus dated May 1, 2009)
----------------------------------------------------------------
                                         Gross           Net
----------------------------------------------------------------
                                           3.10%          2.15%
----------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

                                Pioneer AmPac           Russell 1000
                                Growth Fund             Growth Index
6/99                                10000                  10000
                                    14157                  12566
6/01                                10412                   8021
                                     8714                   5896
6/03                                 8646                   6070
                                    10171                   7155
6/05                                 9606                   7275
                                    10057                   7720
6/07                                11845                   9190
                                    10822                   8643
6/09                                 8432                   6525


Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for Class B shares continues to be 4%. For more complete information, please see the prospectus for details. Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit www.pioneerinvestments.com.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers, Fund performance would be lower.

The net expense ratio reflects contractual expense limitation currently in effect through 5/1/10 for Class B shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer AmPac Growth Fund was created through the reorganization of predecessor fund Papp America-Pacific Rim Fund on February 20, 2004. The performance of Class B shares of the Fund from March 14, 1997 to February 20, 2004 is the performance of Papp America-Pacific Rim Fund's single class, which has been restated to reflect any applicable sales charges, Rule 12b-1 fees and service fees (but not other differences in expenses). This adjustment has the effect of reducing the previously reported performance of Papp America-Pacific Rim Fund.


                    Pioneer AmPac Growth Fund | Semiannual Report | 6/30/09    7

Performance Update | 6/30/09                           Class C Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer AmPac Growth Fund, compared to that of the Russell 1000 Growth Index.


                  Average Annual Total Returns
                     (As of June 30, 2009)
----------------------------------------------------------------
                                      If             If
Period                                Held           Redeemed
----------------------------------------------------------------
 10 Years                                 -1.71%         -1.71%
 5 Years                                  -3.70          -3.70
 1 Year                                  -22.40         -22.40
----------------------------------------------------------------
 Expense Ratio
 (Per prospectus dated May 1, 2009)
----------------------------------------------------------------
                                         Gross           Net
----------------------------------------------------------------
                                           3.03%          2.15%
----------------------------------------------------------------


[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

                                Pioneer AmPac           Russell 1000
                                Growth Fund             Growth Index
6/99                                10000                  10000
                                    14157                  12566
6/01                                10412                   8021
                                     8714                   5896
6/03                                 8646                   6070
                                    10165                   7155
6/05                                 9606                   7275
                                    10057                   7720
6/07                                11858                   9190
                                    10849                   8643
6/09                                 8418                   6525


Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. "If Held" results represent the percent change in net asset value per share. "If Redeemed" results reflect the deduction of the 1% CDSC. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers, Fund performance would be lower.

The net expense ratio reflects contractual expense limitation currently in effect through 5/1/10 for Class C shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer AmPac Growth Fund was created through the reorganization of predecessor fund Papp America-Pacific Rim Fund on February 20, 2004. The performance of Class C shares of the Fund from March 14, 1997 to February 20, 2004 is the performance of Papp America-Pacific Rim Fund's single class, which has been restated to reflect any applicable sales charges, Rule 12b-1 fees and service fees (but not other differences in expenses). This adjustment has the effect of reducing the previously reported performance of Papp America-Pacific Rim Fund.


8    Pioneer AmPac Growth Fund | Semiannual Report | 6/30/09

Comparing Ongoing Fund Expenses

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.


Using the Tables
--------------------------------------------------------------------------------
Actual Expenses


The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

(1) Divide your account value by $1,000
    Example: an $8,600 account value [divided by] $1,000 = 8.6

(2) Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer AmPac Growth Fund

Based on actual returns from January 1, 2009 through June 30, 2009.


--------------------------------------------------------------------------------
 Share Class                  A                B                C
--------------------------------------------------------------------------------
 Beginning Account       $ 1,000.00       $ 1,000.00       $ 1,000.00
 Value on 1/1/09
--------------------------------------------------------------------------------
 Ending Account          $ 1,062.70       $ 1,058.50       $ 1,058.60
 Value on 6/30/09
--------------------------------------------------------------------------------
 Expenses Paid           $     6.39       $    10.97       $    10.97
 During Period*
--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.25%, 2.15%, and 2.15% for Class A, Class B and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).


                    Pioneer AmPac Growth Fund | Semiannual Report | 6/30/09    9

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer AmPac Growth Fund

Based on a hypothetical 5% per year return before expenses, reflecting the period from January 1, 2009 through June 30, 2009.


--------------------------------------------------------------------------------
 Share Class                  A                B                C
--------------------------------------------------------------------------------
 Beginning Account       $ 1,000.00       $ 1,000.00       $ 1,000.00
 Value on 1/1/09
--------------------------------------------------------------------------------
 Ending Account          $ 1,018.60       $ 1,014.13       $ 1,014.13
 Value on 6/30/09
--------------------------------------------------------------------------------
 Expenses Paid           $     6.26       $    10.74       $    10.74
 During Period*
--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.25%, 2.15%, and 2.15% for Class A, Class B and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).


10    Pioneer AmPac Growth Fund | Semiannual Report | 6/30/09

Schedule of Investments | 6/30/09 (unaudited)


------------------------------------------------------------------------
 Shares                                                            Value
------------------------------------------------------------------------
            COMMON STOCKS -- 98.3%
            ENERGY -- 3.1%
            Integrated Oil & Gas -- 3.1%
   5,400    Chevron Corp.                                    $   357,750
                                                             -----------
            Total Energy                                     $   357,750
------------------------------------------------------------------------
            CAPITAL GOODS -- 10.6%
            Electrical Component & Equipment -- 4.5%
  16,500    Emerson Electric Co.                             $   534,600
------------------------------------------------------------------------
            Industrial Conglomerates -- 6.1%
   9,000    3M Co.                                           $   540,900
  16,500    General Electric Co.                                 193,380
                                                             -----------
                                                             $   734,280
                                                             -----------
            Total Capital Goods                              $ 1,268,880
------------------------------------------------------------------------
            TRANSPORTATION -- 2.4%
            Air Freight & Couriers -- 2.4%
   8,500    Expeditors International of Washington, Inc.     $   283,390
                                                             -----------
            Total Transportation                             $   283,390
------------------------------------------------------------------------
            CONSUMER DURABLES & APPAREL -- 7.7%
            Apparel, Accessories & Luxury Goods -- 4.3%
  19,000    Coach, Inc.                                      $   510,720
------------------------------------------------------------------------
            Footwear -- 3.4%
   8,000    Nike, Inc.                                       $   414,240
------------------------------------------------------------------------
            Total Consumer Durables & Apparel                $   924,960
------------------------------------------------------------------------
            MEDIA -- 1.5%
            Advertising -- 1.5%
   5,500    WPP Plc                                          $   182,930
                                                             -----------
            Total Media                                      $   182,930
------------------------------------------------------------------------
            RETAILING -- 1.6%
            General Merchandise Stores -- 1.6%
   5,000    Target Corp.                                     $   197,350
                                                             -----------
            Total Retailing                                  $   197,350
------------------------------------------------------------------------
            FOOD, BEVERAGE & TOBACCO -- 4.3%
            Soft Drinks -- 4.3%
   9,500    PepsiCo, Inc.                                    $   522,120
                                                             -----------
            Total Food, Beverage & Tobacco                   $   522,120
------------------------------------------------------------------------
            HOUSEHOLD & PERSONAL PRODUCTS -- 6.2%
            Household Products -- 6.2%
   8,000    Colgate-Palmolive Co.                            $   565,920
   3,500    Procter & Gamble Co.*                                178,850
                                                             -----------
                                                             $   744,770
                                                             -----------
            Total Household & Personal Products              $   744,770
------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                   Pioneer AmPac Growth Fund | Semiannual Report | 6/30/09    11

-------------------------------------------------------------------
 Shares                                                       Value
-------------------------------------------------------------------
             HEALTH CARE EQUIPMENT & SERVICES -- 12.8%
             Health Care Equipment -- 8.6%
  15,500     Medtronic, Inc.*                           $   540,795
  12,500     Stryker Corp.                                  496,750
                                                        -----------
                                                        $ 1,037,545
-------------------------------------------------------------------
             Health Care Services -- 4.2%
  11,000     Medco Health Solutions, Inc.*              $   501,710
                                                        -----------
             Total Health Care Equipment & Services     $ 1,539,255
-------------------------------------------------------------------
             PHARMACEUTICALS & BIOTECHNOLOGY -- 3.5%
             Pharmaceuticals -- 3.5%
   7,500     Johnson & Johnson Co.                      $   426,000
                                                        -----------
             Total Pharmaceuticals & Biotechnology      $   426,000
-------------------------------------------------------------------
             DIVERSIFIED FINANCIALS -- 11.4%
             Asset Management & Custody Banks -- 11.4%
  15,000     State Street Corp.                         $   708,000
  16,000     T. Rowe Price Associates, Inc.                 666,720
                                                        -----------
                                                        $ 1,374,720
                                                        -----------
             Total Diversified Financials               $ 1,374,720
-------------------------------------------------------------------
             SOFTWARE & SERVICES -- 15.3%
             Application Software -- 5.4%
  23,000     Adobe Systems, Inc.*                       $   650,900
-------------------------------------------------------------------
             IT Consulting & Other Services -- 5.3%
  19,000     Accenture, Ltd.                            $   635,740
-------------------------------------------------------------------
             Systems Software -- 4.6%
  23,000     Microsoft Corp.                            $   546,710
                                                        -----------
             Total Software & Services                  $ 1,833,350
-------------------------------------------------------------------
             TECHNOLOGY HARDWARE & EQUIPMENT -- 8.0%
             Communications Equipment -- 4.8%
  31,000     Cisco Systems, Inc.*                       $   577,840
-------------------------------------------------------------------
             Computer Hardware -- 1.7%
   2,000     IBM Corp.*                                 $   208,840
-------------------------------------------------------------------
             Computer Storage & Peripherals -- 1.5%
  13,500     EMC Corp.*                                 $   176,850
                                                        -----------
             Total Technology Hardware & Equipment      $   963,530
-------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

12    Pioneer AmPac Growth Fund | Semiannual Report | 6/30/09

---------------------------------------------------------------------------------
 Shares                                                                     Value
---------------------------------------------------------------------------------
                  SEMICONDUCTORS -- 9.9%
                  Semiconductors -- 9.9%
      29,500      Intel Corp.                                         $   488,225
       7,000      Linear Technology Corp.                                 163,450
      24,000      Microchip Technology, Inc. (b)                          541,200
                                                                      -----------
                                                                      $ 1,192,875
                                                                      -----------
                  Total Semiconductors                                $ 1,192,875
---------------------------------------------------------------------------------
                  TOTAL COMMON STOCKS
                  (Cost $11,386,404)                                  $11,811,880
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Principal
Amount
---------------------------------------------------------------------------------
                  TEMPORARY CASH INVESTMENTS -- 4.6%
                  Securities Lending Collateral -- 4.6% (c)
                  Certificates of Deposit:
  $   12,346      Abbey National Plc, 1.27%, 8/13/09                  $    12,346
      18,520      Royal Bank of Canada NY, 1.19%, 8/7/09                   18,520
      22,223      Svenska Bank NY, 1.48%, 7/8/09                           22,223
      24,667      Cafco, 0.40%, 10/1/09                                    24,667
      17,271      Ciesco, 0.40%, 9/1/09                                    17,271
      18,518      Fasco, 0.25%, 7/10/09                                    18,518
      24,670      Kithaw, 0.40%, 9/21/09                                   24,670
      24,687      Merrill Lynch, 0.61%, 8/14/09                            24,687
      24,693      CBA, 1.35%, 7/16/09                                      24,693
      24,693      Societe Generale, 1.06%, 9/4/09                          24,693
      24,693      U.S. Bank NA, 0.76%, 8/24/09                             24,693
                                                                      -----------
                                                                      $   236,981
---------------------------------------------------------------------------------
                  Commercial Paper:
      24,693      Monumental Global Funding, Ltd., 1.28%, 8/17/09     $    24,693
      12,346      CME Group, Inc., 1.21%, 8/6/09                           12,346
      18,526      GE, 0.47%, 9/18/09                                       18,526
       4,984      GE, 0.79%, 10/26/09                                       4,984
      24,248      American Honda Finance Corp., 1.27%, 7/14/09             24,248
      24,693      HSBC Bank, Inc., 1.31%, 8/14/09                          24,693
       6,173      IBM, 0.88%, 9/25/09                                       6,173
      22,223      New York Life Global, 0.75%, 9/4/09                      22,223
                                                                      -----------
                                                                      $   137,886
---------------------------------------------------------------------------------
                  Tri-party Repurchase Agreements:
      69,140      Deutsche Bank, 0.08%, 7/1/09                        $    69,140
      82,324      Barclays Capital Markets, 0.01%, 7/1/09                  82,324
                                                                      -----------
                                                                      $   151,464
---------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                   Pioneer AmPac Growth Fund | Semiannual Report | 6/30/09    13

------------------------------------------------------------------------
 Shares                                                            Value
------------------------------------------------------------------------
             Money Market Mutual Fund:
  24,693     JPMorgan U.S. Government Money Market Fund      $    24,694
------------------------------------------------------------------------
             TOTAL TEMPORARY CASH INVESTMENTS
             (Cost $551,025)                                 $   551,025
------------------------------------------------------------------------
             TOTAL INVESTMENT IN SECURITIES -- 102.9%
             (Cost $11,937,429) (a)                          $12,362,905
------------------------------------------------------------------------
             OTHER ASSETS AND LIABILITIES -- (2.9)%          $  (353,427)
------------------------------------------------------------------------
             TOTAL NET ASSETS -- 100.0%                      $12,009,478
========================================================================

(A.D.R.) American Depositary Receipt.


*        Non-income producing security.


(a) At June 30, 2009, the net unrealized gain on investments based on cost for federal income tax purposes of $11,937,429 was as follows:

         Aggregate gross unrealized gain for all investments in which there is an
           excess of value over tax cost                                             $1,856,267
         Aggregate gross unrealized loss for all investments in which there is an
           excess of tax cost over value                                             (1,430,791)
                                                                                     ----------
         Net unrealized gain                                                         $  425,476
                                                                                     ==========

(b)      At June 30, 2009, the following security was out on loan:



-------------------------------------------------------------------------------------------
                                                                                   Market
 Shares             Security                                                       Value
-------------------------------------------------------------------------------------------
23,700              Microchip Technology, Inc.                                     $534,435
                                                                                   --------
                                                                                   $534,435
                                                                                   ========

(c)      Securities lending collateral is managed by Credit Suisse, New York
         Branch.


Purchases and sales of securities (excluding temporary cash investments) for the six months ended June 30, 2009 aggregated $663,379 and $2,002,123, respectively.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.


  Level 1 -- quoted prices in active markets for identical securities
  Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)


The accompanying notes are an integral part of these financial statements.

14    Pioneer AmPac Growth Fund | Semiannual Report | 6/30/09

The following is a summary of the inputs used as of June 30, 2009, in valuing the Fund's assets:



--------------------------------------------------------------------------------------------
                                Level 1          Level 2         Level 3          Total
--------------------------------------------------------------------------------------------
Common stocks                  $11,811,880      $        -      $         -      $11,811,880
Temporary cash investments          24,694         526,331                -          551,025
--------------------------------------------------------------------------------------------
Total                          $11,836,574      $  526,331      $         -      $12,362,905
============================================================================================


The accompanying notes are an integral part of these financial statements.

                   Pioneer AmPac Growth Fund | Semiannual Report | 6/30/09    15

Statement of Assets and Liabilities | 6/30/09 (unaudited)


ASSETS:
  Investment in securities (including securities loaned of $534,435)
   (cost $11,937,429)                                                    $12,362,905
  Cash                                                                        20,215
  Receivables --
   Investment securities sold                                                182,663
   Fund shares sold                                                            1,026
   Dividends and interest                                                      7,372
   Due from Pioneer Investment Management, Inc.                               12,649
  Other                                                                       22,219
------------------------------------------------------------------------------------
     Total assets                                                        $12,609,049
------------------------------------------------------------------------------------
LIABILITIES:
  Payables --
   Fund shares repurchased                                               $    15,893
   Upon return of securities loaned                                          551,025
  Due to affiliates                                                            4,505
  Accrued expenses                                                            28,148
------------------------------------------------------------------------------------
     Total liabilities                                                   $   599,571
------------------------------------------------------------------------------------
NET ASSETS:
  Paid-in capital                                                        $12,184,608
  Undistributed net investment income                                         68,444
  Accumulated net realized loss on investments                              (669,050)
  Net unrealized gain on investments                                         425,476
------------------------------------------------------------------------------------
     Total net assets                                                    $12,009,478
====================================================================================
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $9,925,690/769,834 shares)                           $     12.89
  Class B (based on $827,174/66,245 shares)                              $     12.49
  Class C (based on $1,256,614/100,804 shares)                           $     12.47
MAXIMUM OFFERING PRICE:
  Class A ($12.89 [divided by] 94.25%)                                   $     13.68
====================================================================================


The accompanying notes are an integral part of these financial statements.

16    Pioneer AmPac Growth Fund | Semiannual Report | 6/30/09

Statement of Operations (unaudited)

For the Six Months Ended 6/30/09

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $397)         $132,951
  Interest                                                        44
  Income from securities loaned, net                           6,362
--------------------------------------------------------------------------------------
     Total investment income                                                 $ 139,357
--------------------------------------------------------------------------------------
EXPENSES:
  Management fees                                           $ 44,807
  Transfer agent fees
   Class A                                                    10,150
   Class B                                                     2,716
   Class C                                                     3,246
  Distribution fees
   Class A                                                    12,441
   Class B                                                     3,996
   Class C                                                     5,982
  Shareholder communications expense                           4,075
  Administrative reimbursement                                 2,054
  Custodian fees                                               5,579
  Registration fees                                           17,798
  Professional fees                                           23,391
  Printing expense                                            13,171
  Fees and expenses of nonaffiliated trustees                  2,983
  Miscellaneous                                                3,134
--------------------------------------------------------------------------------------
     Total expenses                                                          $ 155,523
     Less fees waived and expenses reimbursed by Pioneer
       Investment Management, Inc.                                             (71,853)
     Less fees paid indirectly                                                      (5)
--------------------------------------------------------------------------------------
     Net expenses                                                            $  83,664
--------------------------------------------------------------------------------------
       Net investment income                                                 $  55,693
--------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized loss on investments:                                          $(632,901)
--------------------------------------------------------------------------------------
  Change in net unrealized loss on investments:                              $1,191,498
--------------------------------------------------------------------------------------
  Net gain on investments                                                    $ 558,597
--------------------------------------------------------------------------------------
  Net increase in net assets resulting from operations                       $ 614,290
======================================================================================


The accompanying notes are an integral part of these financial statements.

                   Pioneer AmPac Growth Fund | Semiannual Report | 6/30/09    17

Statement of Changes in Net Assets

For the Six Months Ended 6/30/09 and the Year Ended 12/31/08, respectively

--------------------------------------------------------------------------------------
                                                         Six Months
                                                         Ended
                                                         6/30/09           Year Ended
                                                         (unaudited)       12/31/08
--------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income                                    $    55,693       $    93,918
Net realized gain (loss) on investments                     (632,901)           33,863
Change in net unrealized gain (loss) on investments        1,191,498        (6,834,281)
--------------------------------------------------------------------------------------
   Net increase (decrease) in net assets resulting
     from operations                                     $   614,290       $(6,706,500)
--------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
   Class A ($0.00 and $0.10 per share, respectively)     $        --       $   (88,818)
--------------------------------------------------------------------------------------
     Total distributions to shareowners                  $        --       $   (88,818)
--------------------------------------------------------------------------------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                         $ 1,517,443       $ 2,942,168
Reinvestment of distributions                                     --            78,028
Cost of shares repurchased                                (2,918,290)       (5,330,782)
--------------------------------------------------------------------------------------
   Net decrease in net assets resulting from Fund
     share transactions                                  $(1,400,847)      $(2,310,586)
--------------------------------------------------------------------------------------
   Net decrease in net assets                            $  (786,557)      $(9,105,904)
NET ASSETS:
Beginning of period                                       12,796,035        21,901,939
--------------------------------------------------------------------------------------
End of period                                            $12,009,478       $12,796,035
--------------------------------------------------------------------------------------
Undistributed net investment income                      $    68,444       $    12,751
--------------------------------------------------------------------------------------


The accompanying notes are an integral part of these financial statements.

18    Pioneer AmPac Growth Fund | Semiannual Report | 6/30/09

-----------------------------------------------------------------------------------------------
                                   '09 Shares      '09 Amount        '08 Shares      '08 Amount
                                  (unaudited)     (unaudited)
-----------------------------------------------------------------------------------------------
Class A
Shares sold                           102,998     $ 1,220,397           148,959     $ 2,197,791
Reinvestment of distributions              --              --             6,634          77,960
Less shares repurchased              (199,085)     (2,317,747)         (253,771)     (4,039,208)
-----------------------------------------------------------------------------------------------
   Net decrease                       (96,087)    $(1,097,350)          (98,178)    $(1,763,457)
===============================================================================================
Class B
Shares sold                             9,553     $   108,634            21,193     $   322,565
Less shares repurchased               (18,141)       (209,943)          (33,857)       (457,158)
-----------------------------------------------------------------------------------------------
   Net decrease                        (8,588)    $  (101,309)          (12,664)    $  (134,593)
===============================================================================================
Class C
Shares sold                            16,841     $   188,412            27,851     $   421,880
Less shares repurchased               (35,809)       (390,600)          (56,680)       (834,416)
-----------------------------------------------------------------------------------------------
   Net decrease                       (18,968)    $  (202,188)          (28,829)    $  (412,536)
===============================================================================================


The accompanying notes are an integral part of these financial statements.

                   Pioneer AmPac Growth Fund | Semiannual Report | 6/30/09    19

Financial Highlights

------------------------------------------------------------------------------------------------------------------------------------
                                                Six Months Ended
                                                6/30/09          Year Ended    Year Ended   Year Ended   Year Ended     Year Ended
                                                (unaudited)      12/31/08      12/31/07     12/31/06     12/31/05 (b)   12/31/04 (b)
------------------------------------------------------------------------------------------------------------------------------------
Class A
Net asset value, beginning of period                 $12.13          $ 18.36     $ 17.37      $ 16.08      $ 15.97        $ 15.87
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment
 operations:
 Net investment income                               $ 0.07          $  0.11     $  0.04      $  0.05      $  0.02        $  0.06
 Net realized and unrealized gain
 (loss) on investments                                 0.69            (6.24)       1.51         1.77         0.09           0.10
------------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from
   investment operations                             $ 0.76          $ (6.13)    $  1.55      $  1.82      $  0.11        $  0.16
Distributions to shareowners:
 Net investment income                                   --            (0.10)      (0.01)       (0.01)          --(a)       (0.06)
 Net realized gain                                       --               --       (0.55)       (0.52)          --             --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value           $ 0.76          $ (6.23)    $  0.99      $  1.29      $  0.11        $  0.10
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $12.89          $ 12.13     $ 18.36      $ 17.37      $ 16.08        $ 15.97
====================================================================================================================================
Total return*                                          6.27%          (33.36)%      9.07%       11.35%        0.71%          0.99%*
Ratio of net expenses to average
 net assets+                                           1.25%**          1.25%       1.25%        1.25%        1.25%          1.25%
Ratio of net investment income to average
 net assets+                                           1.09%**          0.66%       0.23%        0.28%        0.08%          0.43%
Portfolio turnover rate                                   5%**            16%          9%          14%          16%            11%
Net assets, end of period (in thousands)             $9,926          $10,501     $17,703      $15,724      $15,780        $19,042
Ratios with no waiver of fees and
 assumption of expenses by PIM and no reduction
 for fees paid indirectly:
 Net expenses                                          2.41%**          2.07%       1.65%        1.82%        2.23%           2.22%
 Net investment loss                                  (0.07)%**        (0.16)%     (0.17)%      (0.29)%      (0.90)%         (0.54)
Ratios with waiver of fees and assumption
 of expenses by PIM and reduction for
 fees paid indirectly:
 Net expenses                                          1.25%**          1.25%       1.25%        1.25%        1.25%           1.25%
 Net investment income                                 1.09%**          0.66%       0.23%        0.28%        0.08%           0.43%
====================================================================================================================================

(a) Amount rounds to less than $0.01 per share.
(b) Effective February 20, 2004 Pioneer Investment Management became the Advisor of the Fund.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
+   Ratios with no reduction for fees paid indirectly.


The accompanying notes are an integral part of these financial statements.

20  Pioneer AmPac Growth Fund | Semiannual Report | 6/30/09

------------------------------------------------------------------------------------------------------------------------------------
                                               Six Months Ended
                                               6/30/09          Year Ended   Year Ended   Year Ended    Year Ended    2/21/04 (b)
                                               (unaudited)      12/31/08     12/31/07     12/31/06      12/31/05 (b)  to 12/31/04
------------------------------------------------------------------------------------------------------------------------------------
Class B
Net asset value, beginning of period             $11.80         $ 17.77      $16.97         $15.87        $15.93         $16.32
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment
 operations:
 Net investment (gain) loss                      $ 0.01         $  0.02      $(0.13)        $(0.10)       $(0.15)        $(0.01)
 Net realized and unrealized gain (loss)
  on investments                                   0.68           (5.99)       1.48           1.72          0.09          (0.38)
------------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from
   investment operations                         $ 0.69         $ (5.97)     $ 1.35         $ 1.62        $(0.06)        $(0.39)
Distributions to shareowners:
 Net realized gain                                   --              --       (0.55)         (0.52)           --             --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value       $ 0.69         $ (5.97)     $ 0.80         $ 1.10        $(0.06)        $(0.39)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $12.49         $ 11.80      $17.77         $16.97        $15.87         $15.93
====================================================================================================================================
Total return*                                      5.85%         (33.60)%      8.09%         10.23%        (0.38)%        (2.39)%(a)
Ratio of net expenses to average net assets+       2.15%**         1.80%       2.16%          2.23%         2.32%          2.08%**
Ratio of net investment income (loss) to
 average net assets+                               0.14%**         0.11%      (0.67)%        (0.69)%       (0.98)%        (0.07)%**
Portfolio turnover rate                               5%**           16%          9%            14%           16%            11%
Net assets, end of period (in thousands)         $  827         $   883      $1,555         $1,479        $1,224         $1,177
Ratios with no waiver of fees and assumption
 of expenses by PIM and no
 reduction for fees paid indirectly:
 Net expenses                                      3.65%**         3.10%       2.60%          2.79%         3.30%          3.14%**
 Net investment loss                              (1.36)%**       (1.19)%     (1.11)%        (1.25)%       (1.96)%        (1.14)%**
Ratios with waiver of fees and assumption
 of expenses by PIM and
 reduction for fees paid indirectly:
 Net expenses                                      2.15%**         1.79%       2.15%          2.22%         2.32%          2.08%**
 Net investment income (loss)                      0.14%**         0.12%      (0.66)%        (0.68)%       (0.98)%        (0.07)%**
====================================================================================================================================

(a) Not Annualized.
(b) Class B shares were first publicly offered on February 21, 2004.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
+   Ratios with no reduction for fees paid indirectly.


The accompanying notes are an integral part of these financial statements.

                     Pioneer AmPac Growth Fund | Semiannual Report | 6/30/09  21

------------------------------------------------------------------------------------------------------------------------------------
                                              Six Months Ended
                                              6/30/09          Year Ended    Year Ended   Year Ended    Year Ended    2/21/04 (b)
                                              (unaudited)      12/31/08      12/31/07     12/31/06      12/31/05 (b)  to 12/31/04
------------------------------------------------------------------------------------------------------------------------------------
Class C
Net asset value, beginning of period              $11.78         $ 17.79        $16.98       $15.87        $15.92        $16.32
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment
 operations:
 Net investment income (loss)                     $ 0.02              --(c)     $(0.11)      $(0.11)       $(0.15)       $ 0.01
 Net realized and unrealized gain (loss)
  on investments                                    0.67           (6.01)         1.47         1.74          0.10         (0.41)
------------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from
   investment operations                          $ 0.69         $ (6.01)       $ 1.36       $ 1.63        $(0.05)       $(0.40)
Distributions to shareowners:
 Net realized gain                                    --              --         (0.55)       (0.52)           --            --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value        $ 0.69         $ (6.01)       $ 0.81       $ 1.11        $(0.05)       $(0.40)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $12.47         $ 11.78        $17.79       $16.98        $15.87        $15.92
====================================================================================================================================
Total return*                                       5.86%         (33.78)%        8.14%       10.29%        (0.31)%       (2.45)%(a)
Ratio of net expenses to average net assets+        2.15%**         1.91%         2.16%        2.20%         2.23%         2.12%**
Ratio of net investment income (loss)
 to average net assets+                             0.17%**        (0.02)%       (0.67)%      (0.67)%       (0.90)%        0.14%**
Portfolio turnover rate                                5%**           16%            9%          14%           16%           11%
Net assets, end of period (in thousands)          $1,257         $ 1,411        $2,644       $2,336        $2,664        $2,905
Ratios with no waiver of fees and assumption
  of expenses by PIM and no
 reduction for fees paid indirectly:
 Net expenses                                       3.52%**         3.03%         2.55%        2.77%         3.20%         3.16%**
 Net investment loss                               (1.20)%**       (1.14)%       (1.06)%      (1.24)%       (1.87)%       (0.89)%**
Ratios with waiver of fees and assumption
 of expenses by PIM and
 reduction for fees paid indirectly:
 Net expenses                                       2.15%**         1.90%         2.15%        2.20%         2.22%         2.12%**
 Net investment income (loss)                       0.17%**        (0.01)%       (0.66)%      (0.67)%       (0.89)%        0.14%**
====================================================================================================================================

(a) Not Annualized.
(b) Class C shares were first publicly offered on February 21, 2004.
(c) Amount rounds to less than $0.01 per share.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
+   Ratios with no reduction for fees paid indirectly.


The accompanying notes are an integral part of these financial statements.

22  Pioneer AmPac Growth Fund | Semiannual Report | 6/30/09

Notes to Financial Statements | 6/30/09 (unaudited)

1. Organization and Significant Accounting Policies

Pioneer AmPac Growth Fund (the Fund) (formerly, Pioneer Papp America-Pacific Rim Fund), is one of seven series of portfolios comprising Pioneer Series Trust II, a Delaware statutory trust. The Fund is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund, which commenced operations on February 20, 2004, is the successor to the Papp America-Pacific Rim Fund. The investment objective of the Fund is to seek long-term capital growth.

The Fund offers three classes of shares designated as Class A, Class B and Class C shares. Class R shares were liquidated on February 1, 2007. Each class of shares represents an interest in the same portfolio of investments of the Fund and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different class-specific fees and expenses such as transfer agent and distribution fees. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends by each class. The Amended and Restated Declaration of Trust of the Fund gives the Board the flexibility to specify either per share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per share voting, each share of a class of the Fund is entitled to one vote. Under dollar-weighted voting, a shareholder's voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Share classes have exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. Class B shares convert to Class A shares approximately eight years after the date of purchase.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting year. Actual results could differ from those estimates.

The Fund invests in a limited number of securities and, as a result, the Fund's performance may be more volatile than the performance of other funds holding more securities. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. The Fund's prospectuses contain


                   Pioneer AmPac Growth Fund | Semiannual Report | 6/30/09    23
unaudited information regarding the Fund's principal risks. Please refer to those documents when considering the Fund's principal risks.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry.


A. Security Valuation

   Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange
   (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued using fair value methods pursuant to procedures adopted by the Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. The Fund may also use fair value methods to value a security, including a non-U.S. security, when the closing market price on the principal exchange where the security is traded no longer reflects the value of the security. At June 30, 2009 there were no securities that were valued using fair value methods. Temporary cash investments are valued at cost which approximates market value.

   Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. Dividend and interest income is recorded on the accrual basis, net of unrecoverable foreign taxes withheld at the applicable country rates.

   Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.


B. Federal Income Taxes

   It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required. Tax years for the prior three fiscal years remain subject to examination by tax authorities.

   The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal


24    Pioneer AmPac Growth Fund | Semiannual Report | 6/30/09
   income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as from or in excess of net investment income or as from net realized gain on investment transactions, or as from paid-in capital, depending on the type of book/tax differences that may exist.

   The tax character of current year distributions payable will be determined at the end of the current taxable year. The tax character of distributions paid during the years ended December 31, 2008 was as follows:


--------------------------------------------------------------------------------
                                                                            2008
--------------------------------------------------------------------------------
   Distributions paid from:
   Ordinary income                                                       $88,818
   Long-term capital gain                                                     --
--------------------------------------------------------------------------------
     Total                                                               $88,818
================================================================================

   The following shows components of distributable earnings on a federal income tax basis at December 31, 2008:


--------------------------------------------------------------------------------
                                                                           2008
--------------------------------------------------------------------------------
   Distributable earnings:
   Undistributed ordinary income                                     $   12,751
   Capital loss carryforward                                            (36,149)
   Unrealized Depreciation                                             (766,022)
--------------------------------------------------------------------------------
     Total                                                           $ (789,420)
================================================================================

C. Fund Shares

   The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredit S.p.A. (UniCredit), earned approximately $909 in underwriting commissions on the sale of Class A shares during the six months ended June 30, 2009.


D. Class Allocations

   Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.

   Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B and Class C shares of the Fund, respectively (see Note 4). Shareowners of each class participate in all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3).

                   Pioneer AmPac Growth Fund | Semiannual Report | 6/30/09    25

   Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner and at the same time, except that Class A, Class B and Class C shares bear different transfer agent and distribution expense rates.


E. Securities Lending

   The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors. When entering into a securities loan transaction, the Fund typically receives cash collateral from the borrower equal to at least the value of the securities loaned, which is invested in temporary cash investments. Credit Suisse, New York Branch, as the Fund's security lending agent, manages the Fund's securities lending collateral. The income earned on the investment of collateral is shared with the borrower and the lending agent in payment of any rebate due to the borrower with respect to the securities loan, and in compensation for the lending agent's services to the Fund. The Fund also continues to receive interest or payments in lieu of dividends on the securities loaned. Gain or loss on the value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The amount of the collateral is required to be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Fund has the right, under the lending agreement, to terminate the loan and recover the securities from the borrower with prior notice. The Fund will be required to return the cash collateral to the borrower and could suffer a loss if the value of the collateral, as invested, has declined.


F. Repurchase Agreements

   With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest, is required to be at least equal to or in excess of the value of the repurchase agreement. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.


2. Management Agreement

Pioneer Investment Management, Inc. (PIM), a wholly owned indirect subsidiary of UniCredit, manages the Fund's portfolio. PIM receives a basic fee that is calculated at the annual rate of 0.75% of the Fund's average daily net assets up to $1 billion; and 0.70% of the excess over $1 billion. For the six months ended June 30, 2009, the net management fee was equivalent to 0.37% of average net assets.


26    Pioneer AmPac Growth Fund | Semiannual Report | 6/30/09

PIM, and not the Fund, pays a portion of the fee it receives from the Fund to
L. Roy Papp & Associates, LLP (Papp) as compensation for its sub-advisory services to the Fund.

PIM has agreed to limit ordinary operating expenses to the extent required to reduce Fund expenses to 1.25%, 2.15% and 2.15% of the average daily net assets attributable to Class A, Class B and Class C shares, respectively. These expense limitations are in effect through May 1, 2010. PIM expects to continue its limitation of expenses unless the expense limit agreement with the Fund is terminated pursuant to the terms of the expense limit agreement. However, there can be no assurance that PIM will extend the expense limitation beyond May 1, 2010. The Fund may terminate the expense limitation agreement at any time; provided, however, that the Board of Trustees would not take such action unless it determined termination of the agreement be in the best interests of the Fund and its shareowners.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. Included in "Due to Affiliates" reflected on the Statement of Assets and Liabilities is $264 in management fees, administrative costs and certain other fees payable to PIM at June 30, 2009.


3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredit, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates.

In addition, the Fund reimbursed PIMSS for out-of-pocket expenses related to shareholder communications activities such as proxy and statement mailings, outgoing phone calls and omnibus relationship contracts. For the six months ended June 30, 2009, such out of pocket expenses by class of shares were as follows:


--------------------------------------------------------------------------------
 Shareholder Communications:
--------------------------------------------------------------------------------
 Class A                                                                  $3,210
 Class B                                                                     337
 Class C                                                                     528
--------------------------------------------------------------------------------
   Total                                                                  $4,075
================================================================================

Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $4,114 in transfer agent fees and shareholder communications expense payable to PIMSS at June 30, 2009.


4. Distribution and Service Plans

The Fund adopted a Distribution Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 with respect to its Class A, Class B and Class C shares. Pursuant to the Plan, the Fund pays PFD 0.25% of the average daily net


                   Pioneer AmPac Growth Fund | Semiannual Report | 6/30/09    27
assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares. Pursuant to the Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to Class B and Class C shares. The fee for Class
B and Class C shares consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Prior to February 1, 2008, PFD was reimbursed under the Distribution Plan for distribution expenses in an amount of up to 0.25% of the average daily net assets attributable to Class A shares. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $127 in distribution fees payable to PFD at June 30, 2009.

In addition, redemptions of each class of shares may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on certain net asset value purchases of Class A shares that are redeemed within 18 months of purchase. Class B shares that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00% based on the lower of cost or market value of shares being redeemed. Proceeds from the CDSCs are paid to PFD. For the six months ended June 30, 2009, CDSCs in the amount of $1,925 were paid to PFD.


5. Expense Offset Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the six months ended June 30, 2009, the Fund's expenses were reduced by $5 under such arrangements.


6. Subsequent Event

In preparing these financial statements, PIM has evaluated the impact of all events and transactions for potential recognition or disclosure through August 21, 2009, the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.


Additional Information

The Board of Trustees has approved the reorganization of the Fund into Pioneer Fundamental Growth Fund. Each fund is managed by PIM. The reorganization, which does not require shareholder approval, is expected to qualify as a tax-free reorganization and is targeted for completion on or about August 28, 2009.


28    Pioneer AmPac Growth Fund | Semiannual Report | 6/30/09

Trustees, Officers and Service Providers

Trustees
John F. Cogan, Jr., Chairman
David R. Bock
Mary K. Bush
Benjamin M. Friedman
Margaret B.W. Graham
Daniel K. Kingsbury
Thomas J. Perna
Marguerite A. Piret
Stephen K. West

Officers
John F. Cogan, Jr., President
Daniel K. Kingsbury, Executive Vice President
Mark E. Bradley, Treasurer
Dorothy E. Bourassa, Secretary

Investment Adviser and Administrator
Pioneer Investment Management, Inc.


Custodian
Brown Brothers Harriman & Co.


Principal Underwriter
Pioneer Funds Distributor, Inc.


Legal Counsel
Bingham McCutchen LLP


Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.


Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.


                   Pioneer AmPac Growth Fund | Semiannual Report | 6/30/09    29

                           This page for your notes.

30    Pioneer AmPac Growth Fund | Semiannual Report | 6/30/09

                           This page for your notes.

                   Pioneer AmPac Growth Fund | Semiannual Report | 6/30/09    31

                           This page for your notes.

32    Pioneer AmPac Growth Fund | Semiannual Report | 6/30/09

                           This page for your notes.

                   Pioneer AmPac Growth Fund | Semiannual Report | 6/30/09    33

                           This page for your notes.

34    Pioneer AmPac Growth Fund | Semiannual Report | 6/30/09

                           This page for your notes.

                   Pioneer AmPac Growth Fund | Semiannual Report | 6/30/09    35

                           This page for your notes.

36    Pioneer AmPac Growth Fund | Semiannual Report | 6/30/09

How To Contact Pioneer

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.


Call us for:
--------------------------------------------------------------------------------
Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                               1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                            1-800-225-4321

Retirement plans information                                    1-800-622-0176

Telecommunications Device for the Deaf (TDD)                    1-800-225-1997


Write to us:
--------------------------------------------------------------------------------
PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014


Our toll-free fax                                               1-800-225-4240


Our internet e-mail address                 ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)



Visit our web site: pioneerinvestments.com





This report must be accompanied by a prospectus.

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.



                Pioneer AMT-Free
                Municipal Fund
--------------------------------------------------------------------------------
                Semiannual Report | June 30, 2009
--------------------------------------------------------------------------------

                Ticker Symbols:
                Class A   PBMFX
                Class B   PBMUX
                Class C   MNBCX
                Class Y   PBYMX

                [LOGO]PIONEER
                      Investments(R)
                        visit us: pioneerinvestments.com

Table of Contents

Letter to Shareowners                          2
Portfolio Management Discussion                4
Portfolio Summary                              7
Prices and Distributions                       8
Performance Update                             9
Comparing Ongoing Fund Expenses               13
Schedule of Investments                       15
Financial Statements                          22
Notes to Financial Statements                 30
Trustees, Officers and Service Providers      36

              Pioneer AMT-Free Municipal Fund | Semiannual Report | 6/30/09    1

President's Letter

Dear Shareowner,

Stock and bond markets around the globe have been experiencing one of their most tumultuous periods in history. Investors have witnessed volatility of a magnitude that many have never before seen. Distance often provides the best vantage point for perspective. Still, we believe that the benefits of basic investment principles that have stood the test of time -- even in the midst of market turmoil -- cannot be underestimated.

First, invest for the long term. The founder of Pioneer Investments, Philip L. Carret, began his investment career during the 1920s. One lesson he learned is that while great prosperity affords an advantageous time for selling stocks, extreme economic slumps can create opportunities for purchase. Indeed, many of our portfolio managers, who follow the value-conscious investing approach of our founder, are looking at recent market conditions as an opportunity to buy companies whose shares we believe have been unjustifiably beaten down by indiscriminate selling, but that we have identified as having strong prospects over time. While investors may be facing a sustained market downturn, we continue to believe that patience, along with staying invested in the market, are important considerations for long-term investors.

A second principle is to stay diversified across different types of investments. The global scope of the current market weakness poses challenges for this basic investment axiom. But the turbulence makes now a good time to reassess your portfolio and make sure that your investments continue to meet your needs. We believe you should work closely with your financial advisor to find the mix of stocks, bonds and money market assets that is best aligned to your particular risk tolerance and investment objective.

As the investment markets sort through the continuing crisis in the financial industry, we are staying focused on the fundamentals and risk management. With more than 80 years of experience behind us, we have learned how to navigate turbulent markets. At Pioneer Investments, risk management has always been a critical part of our culture -- not just during periods of extraordinary volatility. Our investment process is based on fundamental research, quantitative analysis and active portfolio management. This three-pillared process, which we apply to each of our portfolios, is supported by an integrated team approach and is designed to carefully balance risk and reward. While we

2    Pioneer AMT-Free Municipal Fund | Semiannual Report | 6/30/09
see potential chances for making money in many corners of the market, it takes research and experience to separate solid investment opportunities from speculation.

We invite you to learn more about Pioneer and our time-tested approach to investing by consulting with your financial advisor or visiting us online at www.pioneerinvestments.com. Thank you for investing with Pioneer.

Sincerely,

/s/Daniel K. Kingsbury

Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

              Pioneer AMT-Free Municipal Fund | Semiannual Report | 6/30/09    3

Portfolio Management Discussion | 6/30/09

In the following interview, David Eurkus outlines the investment environment for tax-free bonds during the Fund's most recent semiannual period ended June 30, 2009, the Fund's performance during the period, his investment strategy and his outlook. Mr. Eurkus is the Fund's lead portfolio manager.

Q    How did the Fund perform during the six months ended June 30, 2009?

A For the six months ended June 30, 2009, Pioneer AMT-Free Municipal Fund's Class A shares produced a 13.13% return at net asset value, compared with a 6.42% return for the Fund's benchmark, the Barclays Capital (formerly Lehman Brothers) Municipal Bond Index. Over the same period, the average return of the 247 funds in Lipper's General Municipal Debt Funds Category was 8.84%.

Q How would you describe the investment environment for tax-exempt bonds during the six months ended June 30, 2009?

A Coming into the period, the municipal bond market had been negatively affected by the great disruption in the financial markets that took place during much of 2008. In the face of a near-meltdown in the U.S. financial system, yields on municipal bonds had skyrocketed as liquidity dried up, new issuance came to a halt and many financial institutions and individuals indiscriminately sold municipal bonds, fleeing to the perceived safety of the Treasury market.

     Over the six months ended June 30, 2009, however, the municipal bond market staged a strong recovery as market confidence and U.S. credit flows were gradually restored. The period also saw a significant amount of new issuance, as investors, drawn back to the market by very attractive valuations, bid up the price of municipal bonds. As a result, municipal bond prices rose steadily, and their yields approached more accustomed levels.

     Notable in the midst of the extraordinary difficulties for the financial markets over the past 18 months was the fact that the relationship between yields of 30-year, AAA-rated municipals compared with Treasury bonds of similar maturity became skewed to an unprecedented degree. At the peak of the tumult for the markets in late 2008, long-term tax-exempt issues yielded as much as 225% to comparable Treasuries. In contrast, over the past 20 years, municipals, due to their tax-free status and very low historic default rate, typically have yielded approximately 90% as much as Treasuries. As of June 30, 2009, the ratio had declined to approximately 110%, still wide of historical norms.

4    Pioneer AMT-Free Municipal Fund | Semiannual Report | 6/30/09

Q What was your overall strategy for the Fund during the six months ended June 30, 2009?

A Our principal strategy for the Fund is to purchase and hold discounted long-term municipal bonds, as these investments offer the highest yields in the tax-exempt marketplace. We also believe that longer-term issues offer the most attractive value over time.

     During the six-month period, we continued to maintain a strong focus on quality. As of June 30, 2009, the close of the period, 23% of the Fund's portfolio was rated AAA or the equivalent, and 79% was rated A, or better. In addition, the Fund is broadly diversified among a wide range of municipal bond sectors.

Q What were the most significant contributors to and detractors from Fund performance during the first six months of 2009?

A Because we were comfortable with the bond positions that had already been built into the Fund's portfolio -- and with the Fund's long-duration stance -- we did not make any significant purchases or sales over the six-month period ended June 30, 2009. As the tax-exempt market began to stage a dramatic recovery over the first half of 2009, our broadly diversified, long-duration stance contributed strongly to the Fund's outperformance of its benchmark and Lipper peers. At the same time, the Fund's holdings in California detracted somewhat from returns, as the state's weak economy, budgetary problems and a major political impasse over efforts to balance the budget negatively affected the performance of many California-based municipal issues.

Q    What is your outlook?

A We remain cautious concerning the outlook for the U.S. economy. We do not anticipate a significant rebound in growth any time soon. On a positive note, inflation seems to be under control, and based on recent Congressional testimony by Federal Reserve Board (the Fed) Chairman Bernanke, the Fed will most likely refrain from raising short-term interest rates for the foreseeable future.

     We remain optimistic regarding the prospects for the tax-exempt market, as municipal yields continue to look attractive on a tax-equivalent basis compared with Treasuries. In addition, the introduction in February 2009, of the "Build America Bonds" program (as part of the large federal stimulus package) -- which allows state and local governments to obtain subsidized financing in the taxable market -- should make existing municipal bonds more attractive by reducing the supply of other municipal issues over the next several years. Another factor in the tax-free market's favor is that the Obama administration's fiscal policies could very well lead to increases in Federal tax rates. And given the budgetary difficulties in various parts of the

              Pioneer AMT-Free Municipal Fund | Semiannual Report | 6/30/09    5
     country at present, many states are raising taxes, which should lend additional value to tax-exempt instruments.

     The Fund will continue to hold select long-term, tax-exempt bonds that we believe have the strongest opportunity to perform well, and will seek to avoid municipals that could stumble due to budgetary problems on the part of their issuers. The Fund will also continue to look for opportunities to lock in attractive yields from high-quality, tax-free bonds. We believe that Pioneer AMT-Free Municipal Fund continues to be a suitable vehicle for appropriate long-term investors seeking high income free from Federal taxes.

Please refer to the Schedule of Investments on pages 15-21 for a full listing of Fund securities.

When interest rates rise, the prices of fixed-income securities in the fund will generally fall. Conversely, when interest rates fall, the prices of fixed-income securities in the Fund will generally rise. Investments in the Fund are subject to possible loss due to the financial failure of issuers of underlying securities and their inability to meet their debt obligations. Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Past performance is not guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of fund management as of the date of this report. These opinions should not be relied upon for any other purposes.

6    Pioneer AMT-Free Municipal Fund | Semiannual Report | 6/30/09

Portfolio Summary | 6/30/09

Portfolio Quality
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA IS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

AAA                    22.8%
AA                     33.9%
A                      22.4%
BBB                    16.5%
BB & Lower              4.4%

Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA IS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

Insured                        42.4%
Health                         18.5%
Various Revenues                8.3%
Power                           7.2%
Escrowed                        5.7%
Water & Sewer                   5.6%
Housing                         5.1%
Transportation                  4.1%
Education                       2.0%
General Obligation              1.1%

10 Largest Holdings*
--------------------------------------------------------------------------------
(As a percentage of total long-term holdings)

 1.    San Joaquin Hills Transportation Corridor Agency, 5.0%, 1/1/33                3.58%
 2.    Indianapolis State Development Finance Authority, 5.6%, 12/1/32               3.33
 3.    Piedmont Municipal Power Agency, 5.25%, 1/1/21                                2.94
 4.    California State, 4.25%, 8/1/33                                               2.67
 5.    Dallas County Texas Utilities & Reclamation, 5.375%, 2/15/29                  2.65
 6.    California Statewide Communities Development Authority, 5.0%, 8/15/47         2.62
 7.    Massachusetts State Housing Finance Agency, 5.4%, 12/1/28                     2.62
 8.    North Carolina Eastern Municipal Power, 6.0%, 1/1/22                          2.54
 9.    Public Authority For Colorado Energy, 6.5%, 11/15/38                          2.32
10.    Illinois Educational Facilities Authority, 6.25%, 5/1/30                      2.24

* This list excludes temporary cash and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.

              Pioneer AMT-Free Municipal Fund | Semiannual Report | 6/30/09    7

Prices and Distributions | 6/30/09

Net Asset Value per Share
--------------------------------------------------------------------------------

---------------------------------------
Class         6/30/09          12/31/08
---------------------------------------
  A           $ 12.02           $ 10.90
---------------------------------------
  B           $ 11.94           $ 10.83
---------------------------------------
  C           $ 11.93           $ 10.83
---------------------------------------
  Y           $ 12.00           $ 10.89
---------------------------------------

Distributions per Share: 1/1/09-6/30/09
--------------------------------------------------------------------------------

------------------------------------------------------------------
            Net Investment          Short-Term        Long-Term
Class           Income             Capital Gains     Capital Gains
------------------------------------------------------------------
  A            $ 0.3020              $ --              $ --
------------------------------------------------------------------
  B            $ 0.2497              $ --              $ --
------------------------------------------------------------------
  C            $ 0.2527              $ --              $ --
------------------------------------------------------------------
  Y            $ 0.3158              $ --              $ --
------------------------------------------------------------------

Index Definitions
--------------------------------------------------------------------------------

The Barclays Capital Municipal Bond Index is a broad measure of the municipal bond market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an index.

The index defined here pertains to the "Value of $10,000 Investment" charts shown on pages 9-12.

8    Pioneer AMT-Free Municipal Fund | Semiannual Report | 6/30/09

Performance Update | 6/30/09                                      Class A Shares

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer AMT-Free Municipal Fund at public offering price, compared to that of the Barclays Capital Municipal Bond Index.

Average Annual Total Returns
(As of June 30, 2009)
----------------------------------------------------------------------
                                       Net Asset       Public Offering
Period                                 Value (NAV)     Price (POP)
----------------------------------------------------------------------
10 Years                                4.16%           3.68%
5 Years                                 2.77            1.82
1 Year                                 -2.90           -7.29

Expense Ratio
(Per prospectus dated May 1, 2009)
----------------------------------------------------------------------
                                       Gross           Net
----------------------------------------------------------------------
                                        0.88%           0.82%
----------------------------------------------------------------------

[THE FOLLOWING DATA IS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

Value of $10,000 Investment

                    Pioneer            Barclays Capital
                    AMT-Free              Municipal
                 Municipal Fund           Bond Index
6/99                 $9,550                 $10,000
                      9,618                  10,325
6/01                 10,660                  11,356
                     11,325                  12,141
6/03                 12,508                  13,203
                     12,524                  13,303
6/05                 13,837                  14,398
                     13,998                  14,526
6/07                 14,643                  15,208
                     14,785                  15,699
6/09                 14,356                  16,292

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 4.5% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer AMT-Free Municipal Fund was created through the reorganization of predecessor Safeco Municipal Bond Fund on December 10, 2004. The performance of Class A shares of the Fund includes the performance of the predecessor fund's Class A shares, which has been restated to reflect differences in any applicable sales charges (but not differences in expenses). If all the expenses of the Fund were reflected, the performance would be lower.

The net expense ratio reflects contractual expense limitation currently in effect through 5/1/12, for Class A Shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

              Pioneer AMT-Free Municipal Fund | Semiannual Report | 6/30/09    9

Performance Update | 6/30/09                                      Class B Shares

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer AMT-Free Municipal Fund, compared to that of the Barclays Capital Municipal Bond Index.

Average Annual Total Returns
(As of June 30, 2009)
---------------------------------------------------------------
                                         If            If
Period                                   Held          Redeemed
---------------------------------------------------------------
10 Years                                  3.32%         3.32%
5 Years                                   1.91          1.91
1 Year                                   -3.74         -7.41

Expense Ratio
(Per prospectus dated May 1, 2009)
---------------------------------------------------------------
                                         Gross         Net
---------------------------------------------------------------
                                          1.72%         1.72%
---------------------------------------------------------------

[THE FOLLOWING DATA IS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

Value of $10,000 Investment

                    Pioneer            Barclays Capital
                    AMT-Free              Municipal
                 Municipal Fund           Bond Index
6/99                 $10,000                $10,000
                       9,988                 10,325
6/01                  11,002                 11,356
                      11,589                 12,141
6/03                  12,695                 13,203
                      12,614                 13,303
6/05                  13,821                 14,398
                      13,893                 14,526
6/07                  14,400                 15,208
                      14,403                 15,699
6/09                  13,864                 16,292

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). Class B shares reflect the deduction of the maximum applicable contingent deferred sales charge (CDSC). The maximum CDSC is 4.0% and declines over five years.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer AMT-Free Municipal Fund was created through the reorganization of predecessor Safeco Municipal Bond Fund on December 10, 2004. The performance of Class B shares of the Fund includes the performance of the predecessor fund's Class B shares, which has been restated to reflect differences in any applicable sales charges (but not differences in expenses). If all the expenses of the Fund were reflected, the performance would be lower.

The net expense ratio reflects contractual expense limitation currently in effect through 5/1/10, for Class B Shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

10    Pioneer AMT-Free Municipal Fund | Semiannual Report | 6/30/09

Performance Update | 6/30/09                                      Class C Shares

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer AMT-Free Municipal Fund, compared to that of the Barclays Capital Municipal Bond Index.

Average Annual Total Returns
(As of June 30, 2009)
---------------------------------------------------------------
                                         If            If
Period                                   Held          Redeemed
---------------------------------------------------------------
Life-of-Class
(10/1/2003)                               1.67%         1.67%
5 Years                                   1.92          1.92
1 Year                                   -3.75         -3.75

Expense Ratio
(Per prospectus dated May 1, 2009)
---------------------------------------------------------------
                                         Gross         Net
---------------------------------------------------------------
                                          1.65%         1.65%
---------------------------------------------------------------

[THE FOLLOWING DATA IS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

Value of $10,000 Investment

                    Pioneer            Barclays Capital
                    AMT-Free              Municipal
                 Municipal Fund           Bond Index
10/03               $10,000                 $10,000
6/04                 10,061                  10,119
6/05                 10,992                  10,952
6/06                 11,049                  11,049
6/07                 11,474                  11,568
6/08                 11,496                  11,942
6/09                 11,065                  12,393

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer AMT-Free Municipal Fund was created through the reorganization of predecessor Safeco Municipal Bond Fund on December 10, 2004. The performance of Class C shares of the Fund includes the performance of the predecessor fund's Class C shares, which has been restated to reflect differences in any applicable sales charges (but not differences in expenses). If all the expenses of the Pioneer fund were reflected, the performance would be lower.

The net expense ratio reflects contractual expense limitation currently in effect through 5/1/10, for Class C Shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

             Pioneer AMT-Free Municipal Fund | Semiannual Report | 6/30/09    11

Performance Update | 6/30/09                                      Class Y Shares

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer AMT-Free Municipal Fund, compared to that of the Barclays Capital Municipal Bond Index.

                  Average Annual Total Returns
                     (As of June 30, 2009)
---------------------------------------------------------------
                                         If            If
Period                                   Held          Redeemed
---------------------------------------------------------------
10 Years                                  4.23%         4.23%
5 Years                                   2.91          2.91
1 Year                                   -2.67         -2.67

Expense Ratio
(Per prospectus dated May 1, 2009)
---------------------------------------------------------------
                                         Gross         Net
---------------------------------------------------------------
                                          0.58%         0.58%
---------------------------------------------------------------

[THE FOLLOWING DATA IS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

Value of $10,000 Investment

                    Pioneer            Barclays Capital
                    AMT-Free              Municipal
                 Municipal Fund           Bond Index
6/99                $10,000                 $10,000
6/00                 10,069                  10,325
6/01                 11,161                  11,356
6/02                 11,857                  12,141
6/03                 13,095                  13,203
6/04                 13,112                  13,303
6/05                 14,487                  14,398
6/06                 14,655                  14,526
6/07                 15,357                  15,208
6/08                 15,549                  15,699
6/09                 15,134                  16,292

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance for periods prior to the inception of Class Y shares on November 10, 2006, reflects the NAV performance of the Fund's Class A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to Class A shares. Since fees for Class A shares are generally higher than those of Class Y shares, the performance shown for Class Y shares prior to its inception would have been higher. Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer AMT-Free Municipal Fund was created through the reorganization of predecessor Safeco Municipal Bond Fund on December 10, 2004. The performance of Class Y shares of the Fund includes the net asset value performance of the predecessor fund's Class A shares prior to the reorganization, which has not been restated to reflect differences in expenses, including 12b-1 fees applicable to Class A shares. If all the expenses of the Fund were reflected, the performance would be lower.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

12    Pioneer AMT-Free Municipal Fund | Semiannual Report | 6/30/09

Comparing Ongoing Fund Expenses

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables
--------------------------------------------------------------------------------
Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

(1)  Divide your account value by $1,000
     Example: an $8,600 account value [divided by] $1,000 = 8.6

(2) Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer AMT-Free Municipal Fund

Based on actual returns from January 1, 2009 through June 30, 2009.

--------------------------------------------------------------------------------
Share Class                      A            B              C             Y
--------------------------------------------------------------------------------
Beginning Account            $ 1,000.00   $ 1,000.00    $ 1,000.00    $ 1,000.00
Value on 1/1/09
--------------------------------------------------------------------------------
Ending Account               $ 1,031.30   $ 1,126.20    $ 1,125.50    $ 1,131.80
Value on 6/30/09
--------------------------------------------------------------------------------
Expenses Paid                $     4.33   $     8.96    $     8.70    $     3.07
During Period*
--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 0.82%, 1.70%, 1.65% and 0.58%, for Class A, Class B, Class C, and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

             Pioneer AMT-Free Municipal Fund | Semiannual Report | 6/30/09    13

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer AMT-Free Municipal Fund

Based on a hypothetical 5% per year return before expenses, reflecting the period from January 1, 2009 through June 30, 2009.

--------------------------------------------------------------------------------
Share Class                      A            B              C             Y
--------------------------------------------------------------------------------
Beginning Account            $ 1,000.00   $ 1,000.00    $ 1,000.00    $ 1,000.00
Value on 1/1/09
--------------------------------------------------------------------------------
Ending Account               $ 1,020.73   $ 1,016.36    $ 1,016.61    $ 1,021.92
Value on 6/30/09
--------------------------------------------------------------------------------
Expenses Paid                $     4.11   $     8.50    $     8.25    $     2.91
During Period*
--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 0.82%, 1.70%, 1.65%, and 0.58%, for Class A, Class B, Class C, and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

14    Pioneer AMT-Free Municipal Fund | Semiannual Report | 6/30/09

Schedule of Investments | 6/30/09 (unaudited)

-------------------------------------------------------------------------------------------------------
               S&P/Moody's
Principal      Ratings
Amount         (unaudited)                                                                 Value
-------------------------------------------------------------------------------------------------------
                              MUNICIPAL BONDS -- 98.6%
                              Alabama -- 1.3%
$ 5,000,000         BBB/NR    Alabama Drinking Water Finance Authority, 4.0%,
                              8/15/28                                                      $  4,095,550
  3,000,000          A+/A3    Birmingham Alabama Waterworks & Sewer, 4.375%,
                              1/1/32                                                          2,569,080
                                                                                           ------------
                                                                                           $  6,664,630
-------------------------------------------------------------------------------------------------------
                              Arizona -- 3.6%
  6,300,000         AA-/A1    Arizona Board Regents Certificates Partnerships, 4.0%,
                              6/1/31                                                       $  4,924,584
  8,000,000          A+/NR    Arizona Health Facilities Authority Revenue, 5.5%,
                              1/1/38                                                          7,645,840
  7,155,000         AA/Aa3    Maricopa County Arizona High School District, 3.5%,
                              7/1/25                                                          6,135,126
                                                                                           ------------
                                                                                           $ 18,705,550
-------------------------------------------------------------------------------------------------------
                              California -- 29.7%
  4,000,000           A/A2    Alameda Corridor Transportation Authority, 4.75%,
                              10/1/25                                                      $  3,867,720
  3,500,000           A/A3    Alameda County California Redevelopment Agency,
                              4.375%, 8/1/30                                                  2,595,845
  5,000,000           A/A3    Anaheim California Public Financing Authority Lease,
                              4.25%, 9/1/35                                                   3,840,900
  4,000,000           A/NR    California Health Facilities Financing Authority, 5.0%,
                              3/1/33                                                          3,279,640
  2,000,000           A/A2    California Health Facilities Financing Authority, 5.625%,
                              7/1/32                                                          1,878,660
  7,000,000      BBB-/Baa2    California Municipal Finance Agency, 5.25%, 2/1/37              5,030,830
  9,325,000        AA-/Aa2    California State Department of Veteran Affairs, 4.75%,
                              12/1/25                                                         8,500,390
 19,000,000           A/A2    California State, 4.25%, 8/1/33                                13,649,790
 10,000,000        AA-/Aa3    California Statewide, 5.75%, 7/1/47                             9,729,400
 20,955,000      BBB+/Baa2    California Statewide Communities Development
                              Authority, 5.0%, 8/15/47                                       13,361,746
  4,000,000           A/NR    California Statewide Communities Development
                              Authority, 5.75%, 8/15/38                                       3,727,920
 10,000,000         A+/Aa3    California Statewide Community, 5.25%, 11/15/48                 8,967,400
  2,100,000         AA-/NR    Fresno Joint Powers Financing Authority Lease Revenue,
                              4.75%, 9/1/28                                                   1,990,926
  2,500,000      BBB+/Baa2    Inglewood California Redevelopment Agency Tax
                              Allocation, 4.75%, 5/1/38                                       1,806,700
  2,500,000        AA-/Aa3    Los Angeles County Unified School District, 4.25%,
                              1/1/28                                                          2,156,750
  3,000,000           A/A2    Long Beach California Finance Authority, 5.5%,
                              11/15/37                                                        2,671,350

The accompanying notes are an integral part of these financial statements.

             Pioneer AMT-Free Municipal Fund | Semiannual Report | 6/30/09    15

-------------------------------------------------------------------------------------------------------
               S&P/Moody's
Principal      Ratings
Amount         (unaudited)                                                                 Value
-------------------------------------------------------------------------------------------------------
                              California -- (continued)
$ 3,000,000         BBB/NR    Los Angeles County California Certificates of
                              Participation, 4.75%, 3/1/23                                 $  2,699,460
  3,000,000          A+/NR    Los Angeles County Sanitation Districts Financing
                              Authority Revenue, 4.5%, 10/1/35                                2,503,350
  4,000,000          A-/NR    Madera California Irrigation District Water Revenue,
                              5.5%, 1/1/33                                                    3,912,280
  3,680,000        A+/Baa1    Madera California Public, 4.375%, 3/1/31                        3,178,158
  3,000,000        AAA/Aa3    Modesto California Wastewater Revenue, 4.25%,
                              11/1/36                                                         2,398,740
  1,785,000        AAA/Aa3    Oakland California Unified School District, 4.375%,
                              8/1/31                                                          1,381,108
  1,600,000          A+/NR    Oxnard California School District, 4.375%, 8/1/33               1,346,192
  7,000,000          A-/NR    Pittsburg California Redevelopment Agency, 6.5%,
                              9/1/28                                                          7,124,880
  3,815,000          A-/NR    Pittsburg California Redevelopment Agency, 4.25%,
                              9/1/34                                                          2,563,756
  2,180,000         A/Baa1    Pomona Unified School District, 6.55%, 8/1/29                   2,321,373
  2,095,000        BBB+/NR    Redding California Redevelopment, 4.5%, 9/1/26                  1,539,092
  1,500,000        BBB+/NR    Redding California Redevelopment, 5.0%, 9/1/36                  1,121,400
  3,000,000         A-/Aaa    Rialto California Redevelopment Agency Tax Allocation,
                              6.25%, 9/1/37                                                   2,689,320
  1,500,000          A+/A3    San Bernardino County California Certificates of
                              Participation, 5.5%, 8/1/24                                     1,434,750
  2,500,000           A/A1    San Francisco California City & County Apartments
                              Community International Airport, 4.5%, 5/1/32                   2,127,850
 30,000,000        BB-/Ba2    San Joaquin Hills Transportation Corridor Agency, 5.0%,
                              1/1/33                                                         18,271,200
 10,865,000           A/A3    San Jose California Redevelopment Agency Tax, 4.9%,
                              8/1/33                                                          8,501,211
  1,500,000           A/A2    Santa Cruz County California, Redevelopment Agency Tax
                              Allocation, 6.625%, 9/1/29                                      1,529,715
                                                                                           ------------
                                                                                           $153,699,802
-------------------------------------------------------------------------------------------------------
                              Colorado -- 5.0%
  6,555,000          A-/A3    Colorado Springs Colorado Hospital Revenue, 6.375%,
                              12/15/30                                                     $  6,584,956
  8,220,000        AAA/Aa3    Colorado Water & Power Development Authority,
                              4.375%, 8/1/35                                                  7,260,479
 12,500,000           A/A2    Public Authority For Colorado Energy, 6.5%, 11/15/38           11,859,375
                                                                                           ------------
                                                                                           $ 25,704,810
-------------------------------------------------------------------------------------------------------
                              District of Columbia -- 1.4%
  1,000,000          A-/A3    District of Columbia, 5.5%, 4/1/36                           $    997,130
  8,000,000          NR/A2    District of Columbia, 4.25%, 6/1/37                             6,087,760
                                                                                           ------------
                                                                                           $  7,084,890
-------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

16    Pioneer AMT-Free Municipal Fund | Semiannual Report | 6/30/09

-------------------------------------------------------------------------------------------------------
               S&P/Moody's
Principal      Ratings
Amount         (unaudited)                                                                 Value
-------------------------------------------------------------------------------------------------------
                              Florida -- 4.2%
$ 2,000,000          A-/A3    Brevard County Florida Health, 5.0%, 4/1/34                  $  1,542,060
  2,500,000          A-/A2    County of Miami-Dade, 5.5%, 10/1/41                             2,356,250
  8,000,000         AA/Aa1    Escambia County Florida Health Facilities, 5.25%,
                              11/15/32                                                        7,988,800
  1,000,000         AA+/NR    Florida State Department Children & Families
                              Certificates, 5.0%, 10/1/25                                     1,003,650
  1,000,000          NR/A3    Hillsborough County Florida, 5.25%, 10/1/24                       909,810
  7,500,000        NR/Baa2    Tallahassee Florida Health, 6.375%, 12/1/30                     7,175,175
  1,000,000         A/Baa1    Village Center Community Development Florida, 5.0%,
                              11/1/32                                                           807,720
                                                                                           ------------
                                                                                           $ 21,783,465
-------------------------------------------------------------------------------------------------------
                              Georgia -- 0.8%
  5,000,000           A/A2    Main Street Natural Gas, Inc., Georgia, 5.5%, 9/15/28        $  4,361,350
                                                                                           ------------
                                                                                           $  4,361,350
-------------------------------------------------------------------------------------------------------
                              Idaho -- 0.4%
  2,000,000         NR/Aa3    Idaho Housing & Finance Association, 5.65%, 7/1/26           $  2,004,540
                                                                                           ------------
                                                                                           $  2,004,540
-------------------------------------------------------------------------------------------------------
                              Illinois -- 5.3%
 10,000,000         NR/Aaa    Illinois Educational Facilities Authority, 6.25%, 5/1/30     $ 11,448,900
 10,000,000         AAA/A2    Metropolitan Pier & Expo Authority, 5.25%, 6/15/42              9,815,200
  5,000,000        AAA/Aaa    Metropolitan Pier & Expo Authority, 7.0%, 7/1/26                6,387,400
                                                                                           ------------
                                                                                           $ 27,651,500
-------------------------------------------------------------------------------------------------------
                              Indiana -- 4.9%
  2,000,000         AA/Aa2    Indiana Bond Bank, 5.5%, 2/1/29                              $  2,031,160
  5,000,000          A+/A2    Indiana Health & Educational Facilities Authority, 4.75%,
                              2/15/34                                                         3,942,350
 19,000,000      BBB+/Baa1    Indianapolis State Development Finance Authority, 5.6%,
                              12/1/32                                                        16,977,070
  2,500,000       AA-/Baa1    St. Joseph County Indiana Authority, 4.5%, 8/15/18              2,481,425
                                                                                           ------------
                                                                                           $ 25,432,005
-------------------------------------------------------------------------------------------------------
                              Kentucky -- 0.1%
    435,000        NR/Baa1    Kentucky Economic Development Finance Authority,
                              6.625%, 10/1/28                                              $    432,838
                                                                                           ------------
                                                                                           $    432,838
-------------------------------------------------------------------------------------------------------
                              Louisiana -- 0.9%
  5,000,000         AA/Aa2    Louisiana State Gas & Fuels Tax, 4.50%, 5/1/41               $  4,452,950
                                                                                           ------------
                                                                                           $  4,452,950
-------------------------------------------------------------------------------------------------------
                              Massachusetts -- 4.6%
 14,675,000         A/Baa1    Massachusetts State Housing Finance Agency, 5.4%,
                              12/1/28                                                      $ 13,359,093
  5,000,000        AA+/Aa2    Massachusetts State Water Authority, 4.0%, 8/1/46               3,813,400

The accompanying notes are an integral part of these financial statements.

             Pioneer AMT-Free Municipal Fund | Semiannual Report | 6/30/09    17

-------------------------------------------------------------------------------------------------------
               S&P/Moody's
Principal      Ratings
Amount         (unaudited)                                                                 Value
                              Massachusetts -- (continued)
$ 7,330,000        AAA/Aaa    Massachusetts Water Pollution Abatement Revenue,
                              3.5%, 8/1/26                                                 $  6,551,407
                                                                                           ------------
                                                                                           $ 23,723,900
-------------------------------------------------------------------------------------------------------
                              Maryland -- 1.5%
  3,400,000          AA/A1    Baltimore Maryland Project Revenue, 5.0%, 7/1/24             $  3,675,230
  2,000,000      BBB+/Baa1    Maryland Economic Development Corp., 6.2%, 1/9/22               2,139,320
  2,000,000        NR/Baa2    Maryland State Economic Development, 5.875%,
                              6/1/43                                                          1,840,240
                                                                                           ------------
                                                                                           $  7,654,790
-------------------------------------------------------------------------------------------------------
                              Michigan -- 1.6%
  3,000,000        AAA/Aa3    Detroit Michigan Water Supply Systems Revenue, 6.25%,
                              7/1/36                                                       $  3,124,470
  5,000,000         AA/Aa1    Michigan State Hospital Finance Authority, 5.5%, 11/15          5,044,350
                                                                                           ------------
                                                                                           $  8,168,820
-------------------------------------------------------------------------------------------------------
                              Montana -- 0.4%
  2,785,000        A-/Baa2    Forsyth Montana Pollution Control Revenue, 5.0%,
                              3/1/31                                                       $  2,297,152
                                                                                           ------------
                                                                                           $  2,297,152
-------------------------------------------------------------------------------------------------------
                              North Carolina -- 2.5%
 12,000,000      BBB+/Baa1    North Carolina Eastern Municipal Power, 6.0%, 1/1/22         $ 12,943,200
                                                                                           ------------
                                                                                           $ 12,943,200
-------------------------------------------------------------------------------------------------------
                              North Dakota -- 0.6%
  3,000,000          NR/NR    Grand Forks North Dakota Health Care Systems,
                              7.125%, 8/15/24                                              $  3,244,320
                                                                                           ------------
                                                                                           $  3,244,320
-------------------------------------------------------------------------------------------------------
                              New Jersey -- 2.1%
 30,000,000        AAA/Aa1    New Jersey Transportation Authority, 0.0%, 12/15/27          $ 10,593,000
                                                                                           ------------
                                                                                           $ 10,593,000
-------------------------------------------------------------------------------------------------------
                              New York -- 4.0%
  2,000,000          A-/A3    Long Island Power Authority, 5.75%, 4/1/39                   $  2,087,020
 10,000,000        AAA/Aa2    New York City Municipal Finance Water & Sewer Systems
                              Revenue, 4.25%, 6/15/39                                         8,522,300
  2,080,000         AA-/A1    New York State Dormitory Authority Revenue, 7.5%,
                              5/15/11                                                         2,255,976
  5,250,000         AA-/A1    New York State Dormitory Authority Revenue, 7.5%,
                              5/15/13                                                         6,124,913
  1,500,000        AA-/Aa3    Port Authority of NY & NJ, Ninety Third Series, 6.125%,
                              6/1/94                                                          1,628,040
                                                                                           ------------
                                                                                           $ 20,618,249
-------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

18    Pioneer AMT-Free Municipal Fund | Semiannual Report | 6/30/09

-------------------------------------------------------------------------------------------------------
               S&P/Moody's
Principal      Ratings
Amount         (unaudited)                                                                 Value
-------------------------------------------------------------------------------------------------------
                              Oklahoma -- 1.2%
$ 5,590,000         A/Baa1    McGee Creek Authority Water Revenue, 6.0%, 1/1/23            $  6,255,098
                                                                                           ------------
                                                                                           $  6,255,098
-------------------------------------------------------------------------------------------------------
                              Pennsylvania -- 4.0%
 10,000,000         A/Baa1    Lehigh County Pennsylvania Industrial Development
                              Authority Pollution Control, 4.75%, 2/15/27                  $  8,819,700
  5,000,000      BBB+/Baa1    Northampton County Pennsylvania General Purpose
                              Authority Revenue, 5.5%, 8/15/40                                4,151,850
  6,000,000         AA/Aa2    Philadelphia Pennsylvania Hospital, 4.5%, 7/1/37                5,178,480
  3,000,000           A/A3    Southeastern Pennsylvania Transportation Authority,
                              4.75%, 3/1/29                                                   2,772,120
                                                                                           ------------
                                                                                           $ 20,922,150
-------------------------------------------------------------------------------------------------------
                              Puerto Rico -- 0.9%
  5,000,000        AA-/Aa3    Puerto Rico Sales Tax Financing, 5.25%, 8/1/57               $  4,701,300
                                                                                           ------------
                                                                                           $  4,701,300
-------------------------------------------------------------------------------------------------------
                              South Carolina -- 3.7%
 15,000,000        A-/Baa1    Piedmont Municipal Power Agency, 5.25%, 1/1/21               $ 15,000,000
  5,000,000        AAA/Aa2    Scago Educational Facilities Corp. For School Project,
                              4.375%, 12/1/31                                                 4,164,400
                                                                                           ------------
                                                                                           $ 19,164,400
-------------------------------------------------------------------------------------------------------
                              Tennessee -- 0.7%
 10,000,000          NR/NR    Sumner County Tennessee Health Educational, 5.5%,
                              11/1/46                                                      $  3,790,000
                                                                                           ------------
                                                                                           $  3,790,000
-------------------------------------------------------------------------------------------------------
                              Texas -- 4.1%
  4,475,000        AAA/Aaa    Crowley Texas Independent School District, 3.5%,
                              8/1/36                                                       $  3,328,774
 15,000,000      BBB+/Baa3    Dallas County Texas Utilities & Reclamation, 5.375%,
                              2/15/29                                                        13,510,800
  4,600,000         AA/Aa1    San Antonio Texas Electricity & Gas, Series A, 4.5%,
                              2/1/21                                                          4,600,966
                                                                                           ------------
                                                                                           $ 21,440,540
-------------------------------------------------------------------------------------------------------
                              Virginia -- 1.5%
  7,500,000      BBB+/Baa1    Washington County Industrial, 7.75%, 7/1/38                  $  7,971,150
                                                                                           ------------
                                                                                           $  7,971,150
-------------------------------------------------------------------------------------------------------
                              Washington -- 7.0%
  5,755,000          A-/NR    Centralia Washington Electric Revenue, 4.25%, 12/1/26        $  5,091,045
 10,850,000         AAA/NR    King County Washington Housing Authority, 5.5%,
                              5/1/38                                                         10,849,132
  4,000,000         AA-/A1    King County Washington Public Hospital, 5.25%,
                              12/1/37                                                         3,988,080
  2,955,000         AAA/NR    Seattle, Washington Housing Authority, 6.6%, 8/20/38            2,979,083

The accompanying notes are an integral part of these financial statements.

             Pioneer AMT-Free Municipal Fund | Semiannual Report | 6/30/09    19

-------------------------------------------------------------------------------------------------------
               S&P/Moody's
Principal      Ratings
Amount         (unaudited)                                                                 Value
                              Washington -- (continued)
$ 6,290,000          NR/NR    Vancouver Washington Housing Authority, 5.65%,
                              3/1/31                                                       $  4,625,666
  3,450,000         NR/Aaa    Washington State Housing Finance, 5.45%, 12/1/33                3,530,558
  5,000,000        AAA/Aa2    Washington State Health Care Facilities, 5.25%,
                              10/1/33                                                         5,027,150
                                                                                           ------------
                                                                                           $ 36,090,714
-------------------------------------------------------------------------------------------------------
                              Wisconsin -- 0.6%
  3,185,000        BBB+/A3    Wisconsin State Health & Educational Facilities
                              Authority, 5.6%, 2/15/29                                     $  2,795,825
                                                                                           ------------
                                                                                           $  2,795,825
-------------------------------------------------------------------------------------------------------
                              TOTAL MUNICIPAL BONDS
                              (Cost $549,803,503)                                          $510,352,938
-------------------------------------------------------------------------------------------------------
                              TOTAL INVESTMENT IN SECURITIES -- 98.6%
                              (Cost $549,803,503) (a)                                      $510,352,938
-------------------------------------------------------------------------------------------------------
                              OTHER ASSETS AND LIABILITIES -- 1.4%                         $  7,285,285
-------------------------------------------------------------------------------------------------------
                              TOTAL NET ASSETS -- 100.0%                                   $517,638,223
=======================================================================================================

NR   Not rated by either S&P or Moody's.

(a) At June 30, 2009, the net unrealized loss on investments based on cost for federal income tax purposes of $546,309,485 was as follows:

     Aggregate gross unrealized gain for all investments in which there is an
       excess of value over tax cost                                                       $ 13,912,514
     Aggregate gross unrealized loss for all investments in which there is an
       excess of tax cost over value                                                        (49,869,061)
                                                                                           ------------
     Net unrealized loss                                                                   $(35,956,547)
                                                                                           ============

Purchases and sales of securities (excluding temporary cash investments) for the six months ended June 30, 2009, aggregated $40,054,283 and $21,680,815, respectively.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

     Level 1 -- quoted prices in active markets for identical securities
     Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
     Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The accompanying notes are an integral part of these financial statements.

20    Pioneer AMT-Free Municipal Fund | Semiannual Report | 6/30/09

The following is a summary of the inputs used as of June 30, 2009, in valuing the Fund's assets:

--------------------------------------------------------------------------------
                              Level 1    Level 2         Level 3    Total
--------------------------------------------------------------------------------
Municipal Bonds               $   --     $510,352,938    $   --     $510,352,938
--------------------------------------------------------------------------------
Total                         $   --     $510,352,938    $   --     $510,352,938
--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

             Pioneer AMT-Free Municipal Fund | Semiannual Report | 6/30/09    21

Statement of Assets and Liabilities | 6/30/09 (unaudited)

ASSETS:
  Investment in securities, at value (cost $549,803,503)            $510,352,938
  Cash                                                                 1,509,864
  Receivables --
   Fund shares sold                                                      322,464
   Interest                                                            8,658,403
   Due from Pioneer Investment Management, Inc.                           60,231
  Other                                                                   34,160
--------------------------------------------------------------------------------
     Total assets                                                   $520,938,060
--------------------------------------------------------------------------------
LIABILITIES:
  Payables --
   Investment securities purchased                                  $  2,002,197
   Fund shares repurchased                                               371,063
   Dividends                                                             812,380
  Due to affiliates                                                       32,526
  Accrued expenses                                                        81,671
--------------------------------------------------------------------------------
     Total liabilities                                              $  3,299,837
--------------------------------------------------------------------------------
NET ASSETS:
  Paid-in capital                                                   $557,696,528
  Undistributed net investment income                                  4,022,545
  Accumulated net realized loss on investments                        (4,630,285)
  Net unrealized loss on investments                                 (39,450,565)
--------------------------------------------------------------------------------
     Total net assets                                               $517,638,223
================================================================================
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $469,146,238/39,040,417 shares)                 $      12.02
  Class B (based on $6,386,796/534,962 shares)                      $      11.94
  Class C (based on $23,302,607/1,953,672 shares)                   $      11.93
  Class Y (based on $18,802,582/1,567,246 shares)                   $      12.00
MAXIMUM OFFERING PRICE:
  Class A ($12.02 [divided by] 95.50%)                              $      12.59
================================================================================

The accompanying notes are an integral part of these financial statements.

22    Pioneer AMT-Free Municipal Fund | Semiannual Report | 6/30/09

Statement of Operations (unaudited)

For the Six Months Ended 6/30/09

INVESTMENT INCOME:
  Interest                                                     $13,117,222
-------------------------------------------------------------------------------------------
     Total investment income                                                    $13,117,222
-------------------------------------------------------------------------------------------
EXPENSES:
  Management fees                                              $ 1,044,689
  Transfer agent fees
   Class A                                                          84,753
   Class B                                                           2,480
   Class C                                                           3,837
   Class Y                                                             245
  Distribution fees
   Class A                                                         492,305
   Class B                                                          28,768
   Class C                                                          89,127
  Shareholder communications expense                                42,650
  Administrative reimbursements                                     79,839
  Custodian fees                                                     3,906
  Registration fees                                                 22,176
  Professional fees                                                 46,230
  Printing expense                                                  23,508
  Fees and expenses of nonaffiliated trustees                        7,414
  Miscellaneous                                                     34,748
-------------------------------------------------------------------------------------------
     Total expenses                                                             $ 2,006,675
     Less management fees waived and expenses reimbursed by
       Pioneer Investment Management, Inc.                                         (140,097)
     Less fees paid indirectly                                                          (25)
-------------------------------------------------------------------------------------------
     Net expenses                                                               $ 1,866,553
-------------------------------------------------------------------------------------------
       Net investment income                                                    $11,250,669
-------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized loss on investments                                              $(4,830,178)
-------------------------------------------------------------------------------------------
  Change in net unrealized loss on investments                                  $45,306,175
-------------------------------------------------------------------------------------------
  Net gain on investments                                                       $40,475,997
-------------------------------------------------------------------------------------------
  Net increase in net assets resulting from operations                          $51,726,666
===========================================================================================

The accompanying notes are an integral part of these financial statements.

             Pioneer AMT-Free Municipal Fund | Semiannual Report | 6/30/09    23

Statement of Changes in Net Assets

For the Six Months Ended 6/30/09 and the Year Ended 12/31/08, respectively

---------------------------------------------------------------------------------------------
                                                           Six Months
                                                           Year Ended
                                                           6/30/09             Year Ended
                                                           (unaudited)         12/31/08
---------------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income                                      $ 11,250,669        $  21,547,447
Net realized gain (loss) on investments                      (4,830,178)           4,005,583
Change in net unrealized gain (loss) on investments          45,306,175          (97,753,876)
---------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets resulting from
     operations                                            $ 51,726,666        $ (72,200,846)
---------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
   Class A ($0.30 and $0.59 per share, respectively)       $(10,159,710)       $ (19,564,148)
   Class B ($0.25 and $0.47 per share, respectively)           (123,697)            (237,225)
   Class C ($0.25 and $0.49 per share, respectively)           (385,948)            (571,813)
   Class Y ($0.32 and $0.63 per share, respectively)           (523,689)          (1,141,052)
Net realized gain:
   Class A ($0.00 and $0.07 per share, respectively)                 --           (2,148,067)
   Class B ($0.00 and $0.07 per share, respectively)                 --              (33,564)
   Class C ($0.00 and $0.07 per share, respectively)                 --              (86,185)
   Class Y ($0.00 and $0.07 per share, respectively)                 --             (122,479)
---------------------------------------------------------------------------------------------
     Total distributions to shareowners                    $(11,193,044)       $ (23,904,533)
---------------------------------------------------------------------------------------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                           $ 30,226,303        $  62,854,641
Reinvestment of distributions                                 6,989,210           15,053,348
Shares issued in reorganization                              73,975,006                   --
Cost of shares repurchased                                  (26,357,004)         (83,439,041)
---------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets resulting from
     Fund share transactions                               $ 84,833,515        $  (5,531,052)
---------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets                   $125,367,137        $(101,636,431)
NET ASSETS:
Beginning of period                                         392,271,086          493,907,517
---------------------------------------------------------------------------------------------
End of period                                              $517,638,223        $ 392,271,086
---------------------------------------------------------------------------------------------
Undistributed net investment income                        $  4,022,545        $   3,964,920
---------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

24    Pioneer AMT-Free Municipal Fund | Semiannual Report | 6/30/09

--------------------------------------------------------------------------------------------
                                   '09 Shares     '09 Amount      '08 Shares    '08 Amount
                                   (unaudited)    (unaudited)
--------------------------------------------------------------------------------------------
Class A
Shares sold                         2,127,017     $25,130,454     3,666,507     $ 46,529,212
Reinvestment of distributions         567,911       6,714,744     1,183,415       14,552,600
Shares issued in reorganization     5,703,207      68,324,416            --               --
Less shares repurchased            (1,764,546)    (20,810,578)    5,860,093)     (72,313,927)
--------------------------------------------------------------------------------------------
   Net increase (decrease)          6,633,589     $79,359,036     1,010,171)    $(11,232,115)
============================================================================================
Class B
Shares sold                            54,978     $   640,268       149,173     $  1,857,683
Reinvestment of distributions           4,782          56,198        10,028          122,813
Shares issued in reorganization        65,510         779,574            --               --
Less shares repurchased               (78,462)       (920,345)     (173,390)      (2,147,850)
--------------------------------------------------------------------------------------------
   Net increase (decrease)             46,808     $   555,695       (14,189)    $   (167,354)
============================================================================================
Class C
Shares sold                           302,483     $ 3,528,508       745,034     $  9,301,426
Reinvestment of distributions          15,948         187,250        27,650          334,341
Shares issued in reorganization       409,673       4,871,016            --               --
Less shares repurchased              (174,077)     (2,034,923)     (313,737)      (3,805,241)
--------------------------------------------------------------------------------------------
   Net increase                       554,027     $ 6,551,851       458,947     $  5,830,526
============================================================================================
Class Y
Shares sold                            78,371     $   927,073       406,862     $  5,166,320
Reinvestment of distributions           2,631          31,018         3,714           43,594
Less shares repurchased              (219,779)     (2,591,158)     (434,802)      (5,172,023)
--------------------------------------------------------------------------------------------
   Net increase (decrease)           (138,777)    $(1,633,067)      (24,226)    $     37,891
============================================================================================

The accompanying notes are an integral part of these financial statements.

             Pioneer AMT-Free Municipal Fund | Semiannual Report | 6/30/09    25

Financial Highlights

---------------------------------------------------------------------------------------------------------------------------------
                                                           Six Months
                                                           Ended         Year        Year      Year       Year       Year
                                                           6/30/09       Ended       Ended     Ended      Ended      Ended
                                                           (unaudited)   12/31/08    12/31/07  12/31/06   12/31/05   12/31/04 (a)
---------------------------------------------------------------------------------------------------------------------------------
Class A
Net asset value, beginning of period                       $  10.90      $  13.50    $ 14.11   $  14.13   $  14.38   $ 14.45
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                     $   0.29      $   0.60    $  0.62   $   0.53   $   0.54   $  0.61(b)
 Net realized and unrealized gain (loss) on investments        1.13         (2.54)     (0.42)      0.18       0.14      0.14
---------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations       $   1.42      $  (1.94)   $  0.20   $   0.71   $   0.68   $  0.75
Distributions to shareowners:
 Net investment income                                        (0.30)        (0.59)     (0.61)     (0.61)     (0.64)    (0.60)
 Net realized gain                                               --         (0.07)     (0.20)     (0.12)     (0.29)    (0.22)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                 $   1.12      $  (2.60)   $ (0.61)  $  (0.02)  $  (0.25)  $ (0.07)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                             $  12.02      $  10.90    $ 13.50   $  14.11   $  14.13   $ 14.38
=================================================================================================================================
Total return*                                                 13.13%       (14.85)%     1.40%      5.20%      4.81%     5.40%
Ratio of net expenses to average net assets+                   0.82%**       0.82%      0.82%      0.86%      0.87%     0.91%
Ratio of net investment income to average net assets+          5.19%**       4.66%      4.45%      4.48%      4.42%     4.25%
Portfolio turnover rate                                          10%**         27%        18%         8%        12%        7%
Net assets, end of period (in thousands)                   $469,146      $353,257    $451,219  $471,084   $ 16,033   $   227
Ratios with no waiver of management fees by the Adviser
 and no reduction for fees paid indirectly:
 Net expenses                                                  0.89%**       0.88%      0.85%      0.96%      1.16%     0.91%
 Net investment income                                         5.12%**       4.60%      4.42%      4.38%      4.13%     4.25%
Ratios with waiver of management fees by the Adviser and
 reduction for fees paid indirectly:
 Net expenses                                                  0.82%**       0.82%      0.82%      0.86%      0.87%     0.91%
 Net investment income                                         5.19%**       4.66%      4.45%      4.48%      4.42%     4.25%
=================================================================================================================================

(a) Effective August 2, 2004, PIM became the interim adviser of the Fund and subsequently became the adviser on December 10, 2004.
(b) Net investment income per share has been calculated using the average shares method.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.

26  Pioneer AMT-Free Municipal Fund | Semiannual Report | 6/30/09


---------------------------------------------------------------------------------------------------------------------------------
                                                           Six Months
                                                           Ended         Year         Year       Year       Year       Year
                                                           6/30/09       Ended        Ended      Ended      Ended      Ended
                                                           (unaudited)   12/31/08     12/31/07   12/31/06   12/31/05   12/31/04 (a)
---------------------------------------------------------------------------------------------------------------------------------
Class B
Net asset value, beginning of period                       $   10.83     $   13.41    $  14.03   $  14.07   $  14.34   $   14.42
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                     $    0.24     $    0.48    $   0.48   $   0.46    $  0.45   $    0.49(b)
 Net realized and unrealized gain (loss) on investments         1.12         (2.52)      (0.41)      0.14       0.12        0.14
---------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations       $    1.36     $   (2.04)   $   0.07   $   0.60   $   0.57   $    0.63
Distributions to shareowners:
 Net investment income                                         (0.25)        (0.47)      (0.49)     (0.52)     (0.55)      (0.49)
 Net realized gain                                                --         (0.07)      (0.20)     (0.12)     (0.29)      (0.22)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                 $    1.11     $   (2.58)   $  (0.62)  $  (0.04)  $  (0.27)  $   (0.08)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                             $   11.94     $   10.83    $  13.41   $  14.03    $ 14.07   $   14.34
=================================================================================================================================
Total return*                                                  12.62%       (15.60)%      0.46%      4.36%      4.02%       4.52%
Ratio of net expenses to average net assets+                    1.70%**       1.72%       1.72%      1.69%      1.41%       1.70%
Ratio of net investment income to average net assets+           4.31%**       3.76%       3.55%      3.62%      3.90%       3.49%
Portfolio turnover rate                                           10%**         27%         18%         8%        12%          7%
Net assets, end of period (in thousands)                   $   6,387     $   5,286    $  6,737   $  6,228   $  2,369   $      10
Ratios with no waiver of management fees by the Adviser
 and no reduction for fees paid indirectly:
 Net expenses                                                   1.70%**       1.72%       1.78%      1.69%      1.68%       1.70%
 Net investment income                                          4.31%**       3.76%       3.49%      3.62%      3.63%       3.49%
Ratios with waiver of management fees by the Adviser and
 reduction for fees paid indirectly:
 Net expenses                                                   1.70%**       1.72%       1.72%      1.69%      1.41%       1.70%
 Net investment income                                          4.31%**       3.76%       3.55%      3.62%      3.90%       3.49%
=================================================================================================================================

(a) Effective August 2, 2004, PIM became the interim adviser of the Fund and subsequently became the adviser on December 10, 2004.
(b) Net investment income per share has been calculated using the average shares method.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.

               Pioneer AMT-Free Municipal Fund | Semiannual Report | 6/30/09  27

------------------------------------------------------------------------------------------------------------------------------------
                                                           Six Months
                                                           Ended         Year         Year        Year       Year       Year
                                                           6/30/09       Ended        Ended       Ended      Ended      Ended
                                                           (unaudited)   12/31/08     12/31/07    12/31/06   12/31/05   12/31/04 (a)
Class C
Net asset value, beginning of period                       $   10.83     $   13.42    $  14.02    $  14.04   $  14.34   $ 14.42
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                     $    0.22     $    0.45    $   0.45    $   0.44   $   0.44   $  0.47(b)
 Net realized and unrealized gain (loss) on investments         1.13         (2.48)      (0.35)       0.18       0.09      0.14
------------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations       $    1.35     $   (2.03)   $   0.10    $   0.62   $   0.53   $  0.61
Distributions to shareowners:
 Net investment income                                         (0.25)        (0.49)      (0.50)      (0.52)     (0.54)    (0.47)
 Net realized gain                                                --         (0.07)      (0.20)      (0.12)     (0.29)    (0.22)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                 $    1.10     $   (2.59)   $  (0.60)   $  (0.02)  $  (0.30)  $ (0.08)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                             $   11.93     $   10.83    $  13.42    $  14.02   $  14.04   $ 14.34
====================================================================================================================================
Total return*                                                  12.55%       (15.56)%      0.67%       4.52%      3.78%     4.38%
Ratio of net expenses to average net assets+                    1.65%**       1.65%       1.58%       1.65%      1.38%     1.84%
Ratio of net investment income to average net assets+           4.35%**       3.85%       3.66%       3.58%      3.87%     3.35%
Portfolio turnover rate                                           10%**         27%         18%          8%        12%        7%
Net assets, end of period (in thousands)                   $  23,303     $  15,157    $ 12,620    $  5,891   $  1,183   $    10
Ratios with no waiver of management fees and assumption
 of expenses by the Adviser and no reduction for fees
 paid indirectly:
 Net expenses                                                   1.65%**       1.65%       1.58%       1.65%      1.63%     1.84%
 Net investment income                                          4.35%**       3.85%       3.66%       3.58%      3.62%     3.35%
Ratios with waiver of management fees by the Adviser and
 reduction for fees paid indirectly:
 Net expenses                                                   1.65%**       1.65%       1.58%       1.65%      1.38%     1.84%
 Net investment income                                          4.35%**       3.85%       3.66%       3.58%      3.87%     3.35%
====================================================================================================================================

(a) Effective August 2, 2004, PIM became the interim adviser of the Fund and subsequently became the adviser on December 10, 2004.
(b) Net investment income per share has been calculated using average shares method.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.

28  Pioneer AMT-Free Municipal Fund | Semiannual Report | 6/30/09

------------------------------------------------------------------------------------------------------------
                                                           Six Months
                                                           Ended        Year        Year        11/10/06
                                                           6/30/09      Ended       Ended       to
                                                           (unaudited)  12/31/08    12/31/07    12/31/06 (a)
------------------------------------------------------------------------------------------------------------
Class Y
Net asset value, beginning of period                       $  10.89     $  13.48    $  14.09    $  14.17
------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                     $   0.33     $   0.62    $   0.67    $   0.09
 Net realized and unrealized gain (loss) on investments        1.10        (2.51)      (0.44)      (0.06)
------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations       $   1.43     $  (1.89)   $   0.23    $   0.03
Distributions to shareowners:
 Net investment income                                        (0.32)       (0.63)      (0.64)      (0.11)
 Net realized gain                                               --        (0.07)      (0.20)         --
------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                 $   1.11     $  (2.59)   $  (0.61)   $  (0.08)
------------------------------------------------------------------------------------------------------------
Net asset value, end of period                             $  12.00     $  10.89    $  13.48    $  14.09
============================================================================================================
Total return*                                                 13.18%      (14.56)%      1.67%       0.21%(b)
Ratio of net expenses to average net assets+                   0.58%**      0.58%       0.54%       0.60%**
Ratio of net investment income to average net assets+          5.42%**      4.90%       4.73%       4.49%**
Portfolio turnover rate                                          10%**        27%         18%          8%
Net assets, end of period (in thousands)                   $ 18,803     $ 18,571    $ 23,331    $ 28,693
Ratios with no waiver of management fees and assumption
 of expenses by the Adviser and no
 reduction for fees paid indirectly:
 Net expenses                                                  0.58%**      0.58%       0.54%       0.60%**
 Net investment income                                         5.42%**      4.90%       4.73%       4.49%**
Ratios with waiver of management fees by the Adviser and
 reduction for fees paid indirectly:
 Net expenses                                                  0.58%**      0.58%       0.54%       0.60%**
 Net investment income                                         5.42%**      4.90%       4.73%       4.49%**
============================================================================================================

(a)  Class Y Shares were first publicly offered November 10, 2006.
(b)  Not Annualized.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.

               Pioneer AMT-Free Municipal Fund | Semiannual Report | 6/30/09  29

Notes to Financial Statements | 6/30/09 (unaudited)

1.   Organization and Significant Accounting Policies

Pioneer AMT-Free Municipal Fund (the Fund) is one of seven series of portfolios comprising Pioneer Series Trust II, a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to seek a high level of current income exempt from federal income tax as is consistent with the relative stability of capital.

The Fund offers four classes of shares designated as Class A, Class B, Class C and Class Y shares. Each class of shares represents an interest in the same portfolio of investments of the Fund and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different class-specific fees and expenses such as transfer agent and distribution fees. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends by each class. The Amended and Restated Declaration of Trust of the Fund gives the Board the flexibility to specify either per share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per share voting, each share of a class of the Fund is entitled to one vote. Under dollar-weighted voting, a shareholder's voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Share classes have exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class Y shares. Class B shares convert to Class A shares approximately eight years after the date of purchase.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses, and gain or loss on investments during the reporting period. Actual results could differ from those estimates.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. The Fund's prospectuses contain unaudited information regarding the Fund's principal risks. Please refer to those documents when considering the Fund's principal risks.

30    Pioneer AMT-Free Municipal Fund | Semiannual Report | 6/30/09

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

A.   Security Valuation

     Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange
     (NYSE) is open, as of the close of regular trading on the exchange. Securities are valued at prices supplied by independent pricing services, which consider such factors as Treasury spreads, yields, maturities and ratings. Valuations may be supplemented by dealers and other sources, as required. Securities for which there are no other readily available market quotations are valued using fair value methods pursuant to procedures adopted by the Board of Trustees. At June 30, 2009, there were no securities that were valued using fair value methods (other than securities valued using prices supplied by independent pricing services). Temporary cash investments are valued at cost which approximates market value.

     Discount and premium on debt securities are accreted or amortized, respectively daily into interest income on a yield-to-maturity basis with a corresponding increase or decrease in the cost basis of the security. Interest income is recorded on the accrual basis.

     Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B.   Federal Income Taxes

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal tax provision is required. Tax years for the prior three fiscal years remain subject to examination by tax authorities.

     The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as from or in excess of net investment income or as from net realized gain on investment transactions, or as from paid-in capital, depending on the type of book/tax differences that may exist.

             Pioneer AMT-Free Municipal Fund | Semiannual Report | 6/30/09    31

     The tax character of current year distributions paid will be determined at the end of the current taxable year. The tax character of distributions paid during the year ended December 31, 2008 was as follows:

     ---------------------------------------------------------------------------
                                                                            2008
     ---------------------------------------------------------------------------
     Distributions paid from:
     Ordinary income                                                 $   232,204
     Tax-exempt income                                                21,281,534
     Long-term capital gain                                            2,390,295
     ---------------------------------------------------------------------------
        Total                                                        $23,904,533
     ===========================================================================

     The following shows the components of distributable earnings on a federal income tax basis at December 31, 2008:

     ---------------------------------------------------------------------------
                                                                            2008
     ---------------------------------------------------------------------------
     Undistributable earnings:
     Undistributed tax-exempt income                              $     470,902
     Undistributed long-term gain                                       199,893
     Unrealized depreciation                                        (69,188,507)
     ---------------------------------------------------------------------------
        Total                                                     $ (68,517,712)
     ===========================================================================

     The difference between book basis and tax-basis unrealized appreciation is attributable to the tax treatment of premium and amortization and interest on defaulted bonds.

C.   Fund Shares

     The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredit S.p.A., (UniCredit), earned $14,033 in underwriting commissions on the sale of Class A shares during the six months ended June 30, 2009.

D.   Class Allocations

     Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.

     Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B and Class C shares of the Fund, respectively (see Note 4). Class Y shares are not subject to a distribution plan. Shareowners of each class participate in all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3).

32    Pioneer AMT-Free Municipal Fund | Semiannual Report | 6/30/09

     The Fund declares, as daily dividends, substantially all of its net investment income. All dividends are paid on a monthly basis. Short-term capital gain distributions, if any, may be declared with the daily dividends. Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner and at the same time, except that Class A, Class B, Class C and Class Y shares can bear different transfer agent and distribution expense rates.

2.   Management Agreement

Pioneer Investment Management, Inc., (PIM), a wholly owned indirect subsidiary of UniCredit, manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.50% of the Fund's average daily net assets up to $250 million; 0.45% of the next $500 million; and 0.40% of the excess over $750 million. For the six months ended June 30, 2009, the net management fee (net of waivers and/or assumption of expenses) was equivalent to 0.48% of average daily net assets.

PIM has agreed to limit ordinary operating expenses to the extent required to reduce Fund expenses to 0.82%, 1.72% and 1.72% of the average daily net assets attributable to Class A, Class B and Class C shares, respectively. These limitations are in effect through May, 1, 2012 for Class A shares and through May 1, 2010 for Class B and Class C shares. There can be no assurance that PIM will extend the expense limit agreement beyond such periods.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $7,295 in management fees, administrative costs and certain other fees payable to PIM at June 30, 2009.

3.   Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredit, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates.

In addition, the Fund reimbursed PIMSS for out-of-pocket expenses related to shareholder communications activities such as proxy and statement mailings, outgoing phone calls and omnibus relationship contracts. For the six months ended December 31, 2008, such out of pocket expenses by class of shares were as follows:

--------------------------------------------------------------------------------
Shareholder Communications:
--------------------------------------------------------------------------------
Class A                                                                  $39,347
Class B                                                                    1,041
Class C                                                                    2,160
Class Y                                                                      102
--------------------------------------------------------------------------------
   Total                                                                 $42,650
================================================================================

              Pioneer AMT-Free Municipal Fund | Semiannual Report | 6/30/09   33

Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $21,209 in transfer agent fees and shareholder communications expense payable to PIMSS at June, 30, 2009.

4.   Distribution Plan

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 with respect to its Class A, Class B and Class C. Pursuant to the Plan, the Fund pays PFD 0.25% of the average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares. Pursuant to the Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to Class B and Class C shares. The fee for Class B and Class C shares consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Prior to February 1, 2008, PFD was reimbursed under the Distribution Plan for distribution expenses in an amount of up to 0.25% of the average daily net assets attributable to Class A shares. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $4,022 in distribution fees payable to PFD at June 30, 2009.

In addition, redemptions of each class of shares (except Class Y shares) may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase (within 12 months for purchases made on or after April 1, 2009). Class B shares that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%, based on the lower of cost or market value of shares being redeemed. There is no CDSC for Class Y shares. Proceeds from the CDSCs are paid to PFD. For the six months ended June 30, 2009, CDSCs in the amount of $7,092 were paid to PFD.

5.   Expense Offset Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS which may result in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the six months ended June 30, 2009, the Fund's expenses were reduced $25 under such arrangements.

34    Pioneer AMT-Free Municipal Fund | Semiannual Report | 6/30/09

6.   Merger Information

On June 12, 2009, Pioneer AMT-Free CA Municipal Fund was reorganized into Pioneer AMT-Free Municipal Fund. This tax-free reorganization was accomplished on June 12, 2009 ("Closing Date"), by exchanging all of Pioneer AMT-Free CA Municipal Fund's net assets in Class A, Class B, and Class C shares for Pioneer AMT-Free Municipal Bond Fund's shares, based on Pioneer AMT-Free Municipal Bond Fund's Class A, Class B, and Class C shares ending net asset value. The following charts show the details of the reorganization as of that Closing Date:

-------------------------------------------------------------------------------------------
                      Pioneer AMT-Free        Pioneer AMT-Free        Pioneer AMT-Free
                      Municipal Fund          CA Municipal Fund       Municipal Fund
                      (Pre-Reorganization)    (Pre-Reorganization)    (Post-Reorganization)
-------------------------------------------------------------------------------------------
Net Assets
Class A               $400,815,520            $ 68,324,416            $469,139,936
Class B               $  5,743,770            $    779,574            $  6,523,344
Class C               $ 18,143,923            $  4,871,016            $ 23,014,939
Class Y               $ 19,582,373            $         --            $ 19,582,373
-------------------------------------------------------------------------------------------
Total Net Assets      $444,285,586            $ 73,975,006            $518,260,592
-------------------------------------------------------------------------------------------
Shares Outstanding
Class A                 33,459,729               6,442,737              39,162,936
Class B                    482,564                  73,910                 548,075
Class C                  1,525,803                 462,799               1,935,477
Class Y                  1,637,397                      --               1,637,397
Shares Issued in
 Reorganization
Class A                                                                  5,703,207
Class B                                                                     65,510
Class C                                                                    409,673

-------------------------------------------------------------------------------------------
                                              Unrealized              Accumulated
                                              Depreciation On         Loss On
                                              Closing Date            Closing Date
-------------------------------------------------------------------------------------------
Pioneer AMT-Free CA Municipal Fund            $(12,074,215)           $   (461,258)

7.   Subsequent Events

In preparing these financial statements, PIM has evaluated the impact of all subsequent events and transactions for potential recognition or disclosure through August 21, 2009, the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

             Pioneer AMT-Free Municipal Fund | Semiannual Report | 6/30/09    35

Trustees, Officers and Service Providers

Trustees                          Officers
John F. Cogan, Jr., Chairman      John F. Cogan, Jr., President
David R. Bock                     Daniel K. Kingsbury, Executive  Vice President
Mary K. Bush                      Mark E. Bradley, Treasurer
Benjamin M. Friedman              Dorothy E. Bourassa, Secretary
Margaret B.W. Graham
Daniel K. Kingsbury
Thomas J. Perna
Marguerite A. Piret
Stephen K. West

Investment Adviser and Administrator
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Bingham McCutchen LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.

36    Pioneer AMT-Free Municipal Fund | Semiannual Report | 6/30/09

How to Contact Pioneer

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:
--------------------------------------------------------------------------------
Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Telecommunications Device for the Deaf (TDD)                      1-800-225-1997

Write to us:
--------------------------------------------------------------------------------
PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                 1-800-225-4240

Our internet e-mail address                   ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)

Visit our web site: pioneerinvestments.com

This report must be accompanied by a prospectus.

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.



                Pioneer Growth
                Leaders Fund*
--------------------------------------------------------------------------------
                Semiannual Report | June 30, 2009
--------------------------------------------------------------------------------

                Ticker Symbols:
                Class A   LRPSX
                Class B   LRPBX
                Class C   LRPCX

*On or about August 28, 2009, Pioneer Growth Leaders Fund will be reorganized into Pioneer Fundamental Growth Fund. The reorganization, which does not require shareholder approval, has been approved by each fund's board of trustees and is subject to the satisfaction of certain conditions. The reorganization is expected to qualify as a tax-free reorganization, which generally means that the reorganization will result in no income, gain or loss being recognized for federal income tax purposes by either fund or its shareholders as a direct result of the reorganization.

                [LOGO]PIONEER
                      Investments(R)
                        visit us: pioneerinvestments.com

Table of Contents

Letter to Shareowners                          2
Portfolio Summary                              4
Prices and Distributions                       5
Performance Update                             6
Comparing Ongoing Fund Expenses                9
Schedule of Investments                       11
Financial Statements                          15
Notes to Financial Statements                 22
Trustees, Officers and Service Providers      28

                  Pioneer Growth Leaders Fund | Semiannual Report | 6/30/09    1

President's Letter

Dear Shareowner,

Stock and bond markets around the globe have been experiencing one of their most tumultuous periods in history. Investors have witnessed volatility of a magnitude that many have never before seen. Distance often provides the best vantage point for perspective. Still, we believe that the benefits of basic investment principles that have stood the test of time -- even in the midst of market turmoil -- cannot be underestimated.

First, invest for the long term. The founder of Pioneer Investments, Philip L. Carret, began his investment career during the 1920s. One lesson he learned is that while great prosperity affords an advantageous time for selling stocks, extreme economic slumps can create opportunities for purchase. Indeed, many of our portfolio managers, who follow the value-conscious investing approach of our founder, are looking at recent market conditions as an opportunity to buy companies whose shares we believe have been unjustifiably beaten down by indiscriminate selling, but that we have identified as having strong prospects over time. While investors may be facing a sustained market downturn, we continue to believe that patience, along with staying invested in the market, are important considerations for long-term investors.

A second principle is to stay diversified across different types of investments. The global scope of the current market weakness poses challenges for this basic investment axiom. But the turbulence makes now a good time to reassess your portfolio and make sure that your investments continue to meet your needs. We believe you should work closely with your financial advisor to find the mix of stocks, bonds and money market assets that is best aligned to your particular risk tolerance and investment objective.

As the investment markets sort through the continuing crisis in the financial industry, we are staying focused on the fundamentals and risk management. With more than 80 years of experience behind us, we have learned how to navigate turbulent markets. At Pioneer Investments, risk management has always been a critical part of our culture -- not just during periods of extraordinary volatility. Our investment process is based on fundamental research, quantitative analysis and active portfolio management. This three-pillared process, which we apply to each of our portfolios, is supported by an integrated team approach and is designed to carefully balance risk and reward. While we

2    Pioneer Growth Leaders Fund | Semiannual Report | 6/30/09
see potential chances for making money in many corners of the market, it takes research and experience to separate solid investment opportunities from speculation.

We invite you to learn more about Pioneer and our time-tested approach to investing by consulting with your financial advisor or visiting us online at www.pioneerinvestments.com. Thank you for investing with Pioneer.

Respectfully,

/s/Daniel K. Kingsbury

Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

                  Pioneer Growth Leaders Fund | Semiannual Report | 6/30/09    3

Portfolio Summary | 6/30/09

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA IS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

U.S. Common Stocks                     95.0%
Temporary Cash Investments              5.0%

Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[THE FOLLOWING DATA IS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

Information Technology                 36.9%
Health Care                            17.8%
Financials                             13.1%
Industrials                            10.4%
Consumer Staples                       10.3%
Consumer Discretionary                  6.9%
Energy                                  4.6%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)*

 1.    Cisco Systems, Inc.                  5.80%
 2.    Accenture, Ltd.                      5.56
 3.    Medco Health Solutions, Inc.         5.54
 4.    Adobe Systems, Inc.                  5.31
 5.    State Street Corp.                   4.80
 6.    Clorox Co.                           4.79
 7.    Medtronic, Inc.                      4.64
 8.    Chevron Corp.                        4.61
 9.    Microsoft Corp.                      4.58
10.    Western Union Co.                    4.48

* This list excludes temporary cash and derivative instruments. The Fund is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.

4    Pioneer Growth Leaders Fund | Semiannual Report | 6/30/09

Prices and Distributions | 6/30/09

Net Asset Value per Share
--------------------------------------------------------------------------------

-----------------------------------------
 Class        6/30/09           12/31/08
-----------------------------------------
   A           $ 7.54            $ 6.96
-----------------------------------------
   B           $ 6.66            $ 6.20
-----------------------------------------
   C           $ 6.54            $ 6.08
-----------------------------------------

Distributions per Share: 1/1/09-6/30/09
--------------------------------------------------------------------------------

---------------------------------------------------------------
                                Short-Term         Long-Term
 Class          Dividends      Capital Gains     Capital Gains
---------------------------------------------------------------
   A              $ --             $ --              $ --
---------------------------------------------------------------
   B              $ --             $ --              $ --
---------------------------------------------------------------
   C              $ --             $ --              $ --
---------------------------------------------------------------

Index Definitions
--------------------------------------------------------------------------------
The Russell 1000 Growth Index measures the performance of large-cap U.S. growth stocks. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

The index defined here pertains to the "Value of $10,000 Investment" charts on pages 6-8.

                  Pioneer Growth Leaders Fund | Semiannual Report | 6/30/09    5

Performance Update | 6/30/09                                      Class A Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Growth Leaders Fund at public offering price, compared to that of the Russell 1000 Growth Index.

Average Annual Total Returns
(As of June 30, 2009)
--------------------------------------------------------------------
                                       Net Asset     Public Offering
Period                                 Value (NAV)   Price (POP)
--------------------------------------------------------------------
10 Years                                -3.22%        -3.79%
5 Years                                 -2.59         -3.73
1 Year                                 -21.19        -25.72
--------------------------------------------------------------------

Expense Ratio
(Per prospectus dated May 1, 2009)
--------------------------------------------------------------------
                                       Gross         Net
--------------------------------------------------------------------
                                         2.06%         2.06%
--------------------------------------------------------------------

[THE FOLLOWING DATA IS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

Value of $10,000 Investment

                     Pioneer              Russell
                Small and Mid Cap          1000
                   Growth Fund         Growth Index

6/99                 $ 9,425             $10,000
                      10,917              12,566
6/01                   8,425               8,021
                       7,076               5,896
6/03                   6,910               6,070
                       7,745               7,155
6/05                   7,859               7,275
                       8,157               7,720
6/07                   9,274               9,190
                       8,619               8,643
6/09                   6,792               6,525

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers, Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Growth Leaders Fund was created through the reorganization of the predecessor Fund, Papp Stock Fund, on February 20, 2004. The performance of Class A shares of the Fund from November 29, 1989 to February 20, 2004 is the performance of Papp Stock Fund's single class, which has been restated to reflect any applicable sales charges and Rule 12b-1 fees (but not other differences in expenses). This adjustment has the effect of reducing the previously reported performance of Papp Stock Fund.

6    Pioneer Growth Leaders Fund | Semiannual Report | 6/30/09

Performance Update | 6/30/09                                      Class B Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Growth Leaders Fund, compared to that of the Russell 1000 Growth Index.

Average Annual Total Returns
(As of June 30, 2009)
---------------------------------------------------------------
                                        If             If
Period                                  Held           Redeemed
---------------------------------------------------------------
10 Years                                 -4.24%         -4.24%
5 Years                                  -3.87          -3.87
1 Year                                  -22.34         -24.83
---------------------------------------------------------------

Expense Ratio
(Per prospectus dated May 1, 2009)
---------------------------------------------------------------
                                        Gross          Net
---------------------------------------------------------------
                                          3.37%          3.37%
---------------------------------------------------------------

[THE FOLLOWING DATA IS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

Value of $10,000 Investment

                     Pioneer              Russell
                Small and Mid Cap          1000
                   Growth Fund         Growth Index

6/99                $10,000               $10,000
                     11,496                12,566
6/01                  8,805                 8,021
                      7,339                 5,896
6/03                  7,113                 6,070
                      7,897                 7,155
6/05                  7,866                 7,275
                      8,076                 7,720
6/07                  9,082                 9,190
                      8,347                 8,643
6/09                  6,482                 6,525

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If Redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for Class B shares continues to be 4%. For more complete information, please see the prospectus for details. Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit www.pioneerinvestments.com.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers, Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Growth Leaders Fund was created through the reorganization of the predecessor Fund, Papp Stock Fund, on February 20, 2004. The performance of Class B shares of the Fund from November 29, 1989 to February 20, 2004 is the performance of Papp Stock Fund's single class, which has been restated to reflect any applicable sales charges and Rule 12b-1 fees (but not other differences in expenses). This adjustment has the effect of reducing the previously reported performance of Papp Stock Fund.

                  Pioneer Growth Leaders Fund | Semiannual Report | 6/30/09    7

Performance Update | 6/30/09                                      Class C Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Growth Leaders Fund, compared to that of the Russell 1000 Growth Index.

Average Annual Total Returns
(As of June 30, 2009)
---------------------------------------------------------------
                                        If             If
Period                                  Held           Redeemed
---------------------------------------------------------------
10 Years                                 -4.30%         -4.30%
5 Years                                  -3.93          -3.93
1 Year                                  -21.97         -21.97
---------------------------------------------------------------

Expense Ratio
(Per prospectus dated May 1, 2009)
---------------------------------------------------------------
                                        Gross          Net
---------------------------------------------------------------
                                          3.19%          3.19%
---------------------------------------------------------------

[THE FOLLOWING DATA IS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

Value of $10,000 Investment

                     Pioneer              Russell
                Small and Mid Cap          1000
                   Growth Fund         Growth Index

6/99                 $10,000              $10,000
                      11,496               12,566
6/01                   8,805                8,021
                       7,339                5,896
6/03                   7,113                6,070
                       7,874                7,155
6/05                   7,847                7,275
                       8,053                7,720
6/07                   9,021                9,190
                       8,258                8,643
6/09                   6,444                6,525

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). If you paid a 1% sales charge, your returns would be lower than those shown above. "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers, Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Growth Leaders Fund was created through the reorganization of the predecessor Fund, Papp Stock Fund, on February 20, 2004.The performance of Class C shares of the fund from November 29, 1989 to February 20, 2004 is the performance of Papp Stock Fund's single class, which has been restated to reflect any applicable sales charges and Rule 12b-1 fees (but not other differences in expenses). This adjustment has the effect of reducing the previously reported performance of Papp Stock Fund.

8    Pioneer Growth Leaders Fund | Semiannual Report | 6/30/09

Comparing Ongoing Fund Expenses

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables
--------------------------------------------------------------------------------
Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

(1)  Divide your account value by $1,000
     Example: an $8,600 account value [divided by] $1,000 = 8.6

(2) Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Growth Leaders Fund

Based on actual returns from January 1, 2009 through June 30, 2009.

--------------------------------------------------------------------------
 Share Class                       A                B                C
--------------------------------------------------------------------------
Beginning Account Value       $ 1,000.00       $ 1,000.00       $ 1,000.00
on 1/1/09
--------------------------------------------------------------------------
Ending Account Value          $ 1,083.30       $ 1,074.20       $ 1,075.70
on 6/30/09
--------------------------------------------------------------------------
Expenses Paid                 $    10.07       $    17.79       $    16.37
During Period*
--------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.95%, 3.46% and 3.18% for Class A, Class B and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                  Pioneer Growth Leaders Fund | Semiannual Report | 6/30/09    9

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Growth Leaders Fund

Based on a hypothetical 5% per year return before expenses, reflecting the period from January 1, 2009 through June 30, 2009.

--------------------------------------------------------------------------
Share Class                        A                B                C
--------------------------------------------------------------------------
Beginning Account Value       $ 1,000.00       $ 1,000.00       $ 1,000.00
on 1/1/09
--------------------------------------------------------------------------
Ending Account Value          $ 1,015.12       $ 1,007.64       $ 1,009.03
on 6/30/09
--------------------------------------------------------------------------
Expenses Paid                 $     9.74       $    17.22       $    15.84
During Period*
--------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.95%, 3.46% and 3.18% for Class A, Class B and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

10    Pioneer Growth Leaders Fund | Semiannual Report | 6/30/09

Schedule of Investments | 6/30/09 (unaudited)

-------------------------------------------------------------------------
  Shares                                                      Value
-------------------------------------------------------------------------
             COMMON STOCKS -- 98.7%
             ENERGY -- 4.7%
             Integrated Oil & Gas -- 4.7%
  13,000     Chevron Corp.                                    $   861,250
                                                              -----------
             Total Energy                                     $   861,250
-------------------------------------------------------------------------
             CAPITAL GOODS -- 2.8%
             Aerospace & Defense -- 1.0%
   3,500     United Technologies Corp.                        $   181,860
-------------------------------------------------------------------------
             Electrical Component & Equipment -- 1.4%
   8,000     Emerson Electric Co.                             $   259,200
-------------------------------------------------------------------------
             Industrial Conglomerates -- 0.4%
   7,000     General Electric Co.                             $    82,040
                                                              -----------
             Total Capital Goods                              $   523,100
-------------------------------------------------------------------------
             TRANSPORTATION -- 7.5%
             Air Freight & Couriers -- 3.2%
  18,500     Expeditors International of Washington, Inc.     $   616,790
-------------------------------------------------------------------------
             Railroads -- 4.3%
  18,800     Canadian National Railway Co.                    $   807,648
                                                              -----------
             Total Transportation                             $ 1,424,438
-------------------------------------------------------------------------
             MEDIA -- 3.3%
             Advertising -- 3.3%
  19,500     Omnicom Group, Inc. (b)                          $   615,810
                                                              -----------
             Total Media                                      $   615,810
-------------------------------------------------------------------------
             RETAILING -- 3.5%
             General Merchandise Stores -- 3.5%
  17,000     Target Corp.                                     $   670,990
                                                              -----------
             Total Retailing                                  $   670,990
-------------------------------------------------------------------------
             FOOD & DRUG RETAILING -- 5.4%
             Drug Retail -- 3.9%
  25,000     Walgreen Co.                                     $   735,000
-------------------------------------------------------------------------
             Food Distributors -- 1.5%
  12,500     Sysco Corp.                                      $   281,000
                                                              -----------
             Total Food & Drug Retailing                      $ 1,016,000
-------------------------------------------------------------------------
             HOUSEHOLD & PERSONAL PRODUCTS -- 4.7%
             Household Products -- 4.7%
  16,000     Clorox Co.                                       $   893,280
                                                              -----------
             Total Household & Personal Products              $   893,280
-------------------------------------------------------------------------
             HEALTH CARE EQUIPMENT & SERVICES -- 10.0%
             Health Care Equipment -- 4.6%
  24,800     Medtronic, Inc.*                                 $   865,272
-------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                 Pioneer Growth Leaders Fund | Semiannual Report | 6/30/09    11

-------------------------------------------------------------------
  Shares                                                Value
-------------------------------------------------------------------
             Health Care Services -- 5.4%
  22,656     Medco Health Solutions, Inc.*              $ 1,033,340
                                                        -----------
             Total Health Care Equipment & Services     $ 1,898,612
-------------------------------------------------------------------
             PHARMACEUTICALS & BIOTECHNOLOGY -- 7.5%
             Life Sciences Tools & Services -- 4.4%
  13,000     Techne Corp.                               $   829,530
-------------------------------------------------------------------
             Pharmaceuticals -- 3.1%
  10,500     Johnson & Johnson Co.                      $   596,400
                                                        -----------
             Total Pharmaceuticals & Biotechnology      $ 1,425,930
-------------------------------------------------------------------
             DIVERSIFIED FINANCIALS -- 12.9%
             Asset Management & Custody Banks -- 12.9%
  10,000     Federated Investors, Inc.*                 $   240,900
  12,000     Northern Trust Corp.                           644,160
  19,000     State Street Corp.                             896,800
  16,000     T. Rowe Price Associates, Inc.                 666,720
                                                        -----------
                                                        $ 2,448,580
                                                        -----------
             Total Diversified Financials               $ 2,448,580
-------------------------------------------------------------------
             SOFTWARE & SERVICES -- 19.7%
             Application Software -- 5.3%
  35,000     Adobe Systems, Inc.*                       $   990,500
-------------------------------------------------------------------
             Data Processing & Outsourced Services -- 4.4%
  51,000     Western Union Co.                          $   836,400
-------------------------------------------------------------------
             It Consulting & Other Services -- 5.5%
  31,000     Accenture, Ltd.                            $ 1,037,260
-------------------------------------------------------------------
             Systems Software -- 4.5%
  36,000     Microsoft Corp.                            $   855,720
                                                        -----------
             Total Software & Services                  $ 3,719,880
-------------------------------------------------------------------
             TECHNOLOGY HARDWARE & EQUIPMENT -- 5.7%
             Communications Equipment -- 5.7%
  58,000     Cisco Systems, Inc.*                       $ 1,081,120
                                                        -----------
             Total Technology Hardware & Equipment      $ 1,081,120
-------------------------------------------------------------------
             SEMICONDUCTORS -- 11.0%
             Semiconductors -- 11.0%
  44,000     Intel Corp.                                $   728,200
  35,000     Linear Technology Corp.                        817,250
  24,000     Microchip Technology, Inc. (b)                 541,200
                                                        -----------
                                                        $ 2,086,650
                                                        -----------
             Total Semiconductors                       $ 2,086,650
-------------------------------------------------------------------
             TOTAL COMMON STOCKS
             (Cost $12,279,472)                         $18,665,640
-------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

12    Pioneer Growth Leaders Fund | Semiannual Report | 6/30/09

-----------------------------------------------------------------------------
Principal
Amount                                                            Value
-----------------------------------------------------------------------------
              TEMPORARY CASH INVESTMENTS -- 5.2%
              Securities Lending Collateral -- 5.2% (c)
              Certificates of Deposit:
$ 21,980      Abbey National Plc, 1.27%, 8/13/09                  $    21,980
  32,971      Royal Bank of Canada NY, 1.19%, 8/7/09                   32,971
  39,565      Svenska Bank NY, 1.48%, 7/8/09                           39,565
  43,916      Cafco, 0.40%, 10/1/09                                    43,916
  30,749      Ciesco, 0.40%, 9/1/09                                    30,749
  32,969      Fasco, 0.25%, 7/10/09                                    32,969
  43,921      Kithaw, 0.40%, 9/21/09                                   43,921
  43,950      Merrill Lynch, 0.61%, 8/14/09                            43,950
  43,961      CBA, 1.35%, 7/16/09                                      43,961
  43,961      Societe Generale, 1.06%, 9/4/09                          43,961
  43,961      U.S. Bank NA, 0.76%, 8/24/09                             43,961
                                                                  -----------
                                                                  $   421,904
-----------------------------------------------------------------------------
              Commercial Paper:
  43,961      Monumental Global Funding, Ltd., 1.28%, 8/17/09     $    43,961
  21,980      CME Group, Inc., 1.21%, 8/6/09                           21,980
  32,983      GE, 0.47%, 9/18/09                                       32,983
   8,873      GE, 0.79%, 10/26/09                                       8,873
  43,170      American Honda Finance Corp., 1.27%, 7/14/09             43,170
  43,961      HSBC Bank, Inc., 1.31%, 8/14/09                          43,961
  10,990      IBM, 0.88%, 9/25/09                                      10,990
  39,565      New York Life Global, 0.75%, 9/4/09                      39,565
                                                                  -----------
                                                                  $   245,483
-----------------------------------------------------------------------------
              Tri-party Repurchase Agreements:
 123,091      Deutsche Bank, 0.08%, 7/1/09                        $   123,091
 146,563      Barclays Capital Markets, 0.01%, 7/1/09                 146,561
                                                                  -----------
                                                                  $   269,652
-----------------------------------------------------------------------------
Shares
-----------------------------------------------------------------------------
              Money Market Mutual Fund:
  43,961      JPMorgan U.S. Government Money Market Fund          $    43,961
-----------------------------------------------------------------------------
              TOTAL TEMPORARY CASH INVESTMENTS
              (Cost $981,000)                                     $   981,000
-----------------------------------------------------------------------------
              TOTAL INVESTMENT IN SECURITIES -- 103.9%
              (Cost $13,260,472) (a)                              $19,646,640
-----------------------------------------------------------------------------
              OTHER ASSETS AND LIABILITIES -- (3.9)%              $  (736,856)
-----------------------------------------------------------------------------
              TOTAL NET ASSETS -- 100.0%                          $18,909,784
=============================================================================

*    Non-income producing security.

The accompanying notes are an integral part of these financial statements.

                 Pioneer Growth Leaders Fund | Semiannual Report | 6/30/09    13

(a) At June 30, 2009, the net unrealized gain on investments based on cost for federal income tax purposes of $13,260,472 was as follows:

        Aggregate gross unrealized gain for all investments in which there is an
          excess of value over tax cost                                             $7,512,204
        Aggregate gross unrealized loss for all investments in which there is an
          excess of tax cost over value                                             (1,126,036)
                                                                                    ----------
        Net unrealized gain                                                         $6,386,168
                                                                                    ==========

(b)   At June 30, 2009, the following securities were out on loan:

----------------------------------------------------------------
      Shares        Security                       Market Value
----------------------------------------------------------------
      23,600        Microchip Technology, Inc.         $532,180
      13,200        Omnicom Group, Inc.                 416,856
----------------------------------------------------------------
                    Total                              $949,036
================================================================

(c)   Securities lending collateral is managed by Credit Suisse, New York
      Branch.

Purchases and sales of securities (excluding temporary cash investments) for the six months ended June 30, 2009 aggregated $0 and $2,920,750, respectively.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

  Level 1 -- quoted prices in active markets for identical securities
  Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The following is a summary of the inputs used as of June 30, 2009, in valuing the Fund's assets:

-----------------------------------------------------------------------------
                             Level 1        Level 2     Level 3   Total
-----------------------------------------------------------------------------
Common stocks                $18,655,640    $    --     $ --      $18,655,640
Temporary cash investments        43,961     937,039      --          981,000
-----------------------------------------------------------------------------
Total                        $18,709,601    $937,039    $ --      $19,646,640
=============================================================================

The accompanying notes are an integral part of these financial statements.

14    Pioneer Growth Leaders Fund | Semiannual Report | 6/30/09

Statement of Assets and Liabilities | 6/30/09 (unaudited)

ASSETS:
  Investment in securities (including securities loaned of $949,036)
   (cost $13,260,472)                                                    $19,646,640
  Cash                                                                       250,396
  Receivables --
   Fund shares sold                                                              480
   Dividends                                                                  10,175
  Other                                                                       24,021
------------------------------------------------------------------------------------
     Total assets                                                        $19,931,712
------------------------------------------------------------------------------------
LIABILITIES:
  Payables --
   Fund shares repurchased                                               $     4,394
   Upon return of securities loaned                                          981,000
  Due to affiliates                                                            8,000
  Accrued expenses                                                            28,534
------------------------------------------------------------------------------------
     Total liabilities                                                   $ 1,021,928
------------------------------------------------------------------------------------
NET ASSETS:
  Paid-in capital                                                        $12,562,170
  Undistributed net investment income                                          8,606
  Accumulated net realized loss on investments                               (47,160)
  Net unrealized gain on investments                                       6,386,168
------------------------------------------------------------------------------------
     Total net assets                                                    $18,909,784
====================================================================================
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $17,737,017/2,352,797 shares)                        $      7.54
  Class B (based on $473,003/71,027 shares)                              $      6.66
  Class C (based on $699,764/106,956 shares)                             $      6.54
MAXIMUM OFFERING PRICE:
  Class A ($7.54 [divided by] 94.25%)                                    $      8.00
====================================================================================

The accompanying notes are an integral part of these financial statements.

                 Pioneer Growth Leaders Fund | Semiannual Report | 6/30/09    15

Statement of Operations (unaudited)

For the Six Months Ended 6/30/09

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $1,176)      $190,722
  Income from securities loaned, net                         10,634
--------------------------------------------------------------------------------------
     Total investment income                                               $  201,356
--------------------------------------------------------------------------------------
EXPENSES:
  Management fees                                          $ 71,180
  Transfer agent fees
   Class A                                                   18,899
   Class B                                                    2,048
   Class C                                                    2,526
  Distribution fees
   Class A                                                   22,308
   Class B                                                    2,281
   Class C                                                    3,395
  Shareholder communications expense                          5,118
  Administrative fees                                         3,244
  Custodian fees                                              1,007
  Registration fees                                          15,376
  Professional fees                                          23,619
  Printing expense                                           14,701
  Fees and expenses of nonaffiliated trustees                 3,107
  Miscellaneous                                               3,949
--------------------------------------------------------------------------------------
     Total expenses                                                        $  192,757
     Less fees paid indirectly                                                     (7)
--------------------------------------------------------------------------------------
     Net expenses                                                          $  192,750
--------------------------------------------------------------------------------------
       Net investment income                                               $    8,606
--------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized loss on investments                                         $  (21,655)
--------------------------------------------------------------------------------------
  Change in net unrealized gain on investments                             $1,525,288
--------------------------------------------------------------------------------------
  Net gain on investments                                                  $1,503,633
--------------------------------------------------------------------------------------
  Net increase in net assets resulting from operations                     $1,512,239
======================================================================================

The accompanying notes are an integral part of these financial statements.

16    Pioneer Growth Leaders Fund | Semiannual Report | 6/30/09

Statement of Changes in Net Assets

For the Six Months Ended 6/30/09 and the Year Ended 12/31/2008, respectively

-----------------------------------------------------------------------------------------------
                                                                Six Months
                                                                Ended
                                                                6/30/09           Year Ended
                                                                (unaudited)       12/31/08
-----------------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income (loss)                                    $     8,606       $    (20,960)
Net realized gain (loss) on investments                             (21,655)         2,078,820
Change in net unrealized gain (loss) on investments               1,525,288        (13,016,972)
-----------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets resulting
     from operations                                            $ 1,512,239       $(10,959,112)
-----------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREOWNERS:
Net realized gain:
   Class A ($0.00 and $1.45 per share, respectively)            $        --       $ (3,226,681)
   Class B ($0.00 and $1.45 per share, respectively)                     --            (95,874)
   Class C ($0.00 and $1.45 per share, respectively)                     --           (175,419)
-----------------------------------------------------------------------------------------------
     Total distributions to shareowners                         $        --       $ (3,497,974)
-----------------------------------------------------------------------------------------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                                $ 1,127,868       $  7,874,791
Reinvestment of distributions                                            --          3,248,369
Cost of shares repurchased                                       (3,971,590)       (10,891,993)
-----------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets resulting from Fund
     share transactions                                         $(2,843,722)      $    231,167
-----------------------------------------------------------------------------------------------
   Net decrease in net assets                                   $(1,331,483)      $(14,225,919)
NET ASSETS:
Beginning of period                                              20,241,267         34,467,186
-----------------------------------------------------------------------------------------------
End of period                                                   $18,909,784       $ 20,241,267
-----------------------------------------------------------------------------------------------
Undistributed net investment income                             $     8,606       $         --
-----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                 Pioneer Growth Leaders Fund | Semiannual Report | 6/30/09    17

------------------------------------------------------------------------------------------------
                                     '09 Shares     '09 Amount         '08 Shares     '08 Amount
                                     (unaudited)    (unaudited)
------------------------------------------------------------------------------------------------
Class A
Shares sold                           156,075       $ 1,021,908         691,874       $6,541,976
Reinvestment of distributions              --                --         451,219        2,991,599
Less shares repurchased              (533,558)       (3,734,673)       (926,983)      (9,318,098)
------------------------------------------------------------------------------------------------
   Net increase (decrease)           (377,483)      $(2,712,765)        216,110       $  215,477
================================================================================================
Class B
Shares sold                             5,975       $    36,862          27,334       $  263,380
Reinvestment of distributions              --                --          14,670           86,712
Less shares repurchased               (18,256)         (103,152)        (27,668)        (274,475)
------------------------------------------------------------------------------------------------
   Net increase (decrease)            (12,281)      $   (66,290)         14,336       $   75,617
================================================================================================
Class C
Shares sold                            11,540       $    69,098         121,165       $1,069,435
Reinvestment of distributions              --                --          29,448          170,058
Less shares repurchased               (21,929)         (133,765)       (157,007)      (1,299,420)
------------------------------------------------------------------------------------------------
   Net decrease                       (10,389)      $   (64,667)         (6,394)      $  (59,927)
================================================================================================

The accompanying notes are an integral part of these financial statements.

18    Pioneer Growth Leaders Fund | Semiannual Report | 6/30/09

Financial Highlights

--------------------------------------------------------------------------------------------------------------
                                                                                    Six Months
                                                                                    Ended         Year
                                                                                    6/30/09       Ended
                                                                                    (unaudited)   12/31/08
--------------------------------------------------------------------------------------------------------------
Class A
Net asset value, beginning of period                                                $ 6.96        $ 12.82
--------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations:
 Net investment income (loss)                                                       $ 0.01        $  0.00(a)
 Net realized and unrealized gain (loss) on investments                               0.57          (4.41)
--------------------------------------------------------------------------------------------------------------
  Net increase from investment operations                                           $ 0.58        $ (4.41)
Distributions to shareowners:
 Net investment income                                                                  --             --
 Net realized gain                                                                      --          (1.45)
--------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                          $ 0.58        $ (5.86)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                      $ 7.54        $  6.96
==============================================================================================================
Total return*                                                                         8.33%**      (33.84)%
Ratio of net expenses to average net assets+                                          1.95%**        1.75%
Ratio of net investment income (loss) to average net assets+                          0.17%**       (0.01)%
Portfolio turnover rate                                                                  0%**          19%
Net assets, end of period (in thousands)                                           $17,737        $19,011
Ratios with no waiver of fees by PIM and no reduction for fees paid indirectly:
 Net expenses                                                                         1.95%**        1.75%
 Net investment income (loss)                                                         0.17%**       (0.01)%
Ratios with waiver of fees by PIM and reduction for fees paid indirectly:
 Net expenses                                                                         1.95%**        1.75%
 Net investment income (loss)                                                         0.17%**       (0.01)%
==============================================================================================================

--------------------------------------------------------------------------------------------------------------
                                                                                   Year           Year
                                                                                   Ended          Ended
                                                                                   12/31/07       12/31/06
--------------------------------------------------------------------------------------------------------------
Class A
Net asset value, beginning of period                                               $ 15.00        $ 19.22
--------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations:
 Net investment income (loss)                                                      $ (0.01)       $  0.01
 Net realized and unrealized gain (loss) on investments                               1.17           1.11
--------------------------------------------------------------------------------------------------------------
  Net increase from investment operations                                          $ 1.16        $  1.12
Distributions to shareowners:
 Net investment income                                                                0.00(a)        0.00(a)
 Net realized gain                                                                   (3.34)         (5.34)
--------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                         $ (2.18)       $ (4.22)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                     $ 12.82        $ 15.00
==============================================================================================================
Total return*                                                                         7.84%          5.93%
Ratio of net expenses to average net assets+                                          1.43%          1.25%
Ratio of net investment income (loss) to average net assets+                         (0.08)%         0.06%
Portfolio turnover rate                                                                 10%            21%
Net assets, end of period (in thousands)                                           $32,221        $42,169
Ratios with no waiver of fees by PIM and no reduction for fees paid indirectly:
 Net expenses                                                                         1.43%          1.65%
 Net investment income (loss)                                                        (0.08)%         0.34%
Ratios with waiver of fees by PIM and reduction for fees paid indirectly:
 Net expenses                                                                         1.42%          1.25%
 Net investment income (loss)                                                        (0.07)%         0.06%
==============================================================================================================

--------------------------------------------------------------------------------------------------------------
                                                                                    Year          Year
                                                                                    Ended         Ended
                                                                                    12/31/05      12/31/04 (b)
--------------------------------------------------------------------------------------------------------------
Class A
Net asset value, beginning of period                                               $ 21.05        $ 28.21
--------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations:
 Net investment income (loss)                                                      $  0.01        $  0.19
 Net realized and unrealized gain (loss) on investments                               1.13          (0.13)
--------------------------------------------------------------------------------------------------------------
  Net increase from investment operations                                          $  1.14        $  0.06
Distributions to shareowners:
 Net investment income                                                                0.00(a)       (0.18)
 Net realized gain                                                                   (2.97)         (7.04)
--------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                         $ (1.83)       $ (7.16)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                     $ 19.22         $21.05
==============================================================================================================
Total return*                                                                         5.70%          0.25%
Ratio of net expenses to average net assets+                                          1.25%          1.25%
Ratio of net investment income (loss) to average net assets+                          0.01%          0.58%
Portfolio turnover rate                                                                  3%             6%
Net assets, end of period (in thousands)                                           $56,040        $40,568
Ratios with no waiver of fees by PIM and no reduction for fees paid indirectly:
 Net expenses                                                                         1.59%          1.49%
 Net investment income (loss)                                                        (0.35)%         0.34%
Ratios with waiver of fees by PIM and reduction for fees paid indirectly:
 Net expenses                                                                         1.25%          1.25%
 Net investment income (loss)                                                         0.01%          0.58%
==============================================================================================================

(a)  Amount rounds to less than one cent per share.
(b)  Effective February 20, 2004, Pioneer Investment Management became the advisor.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.

                   Pioneer Growth Leaders Fund | Semiannual Report | 6/30/09  19

---------------------------------------------------------------------------------------------------------------------------
                                                                                    Six Months
                                                                                    Ended           Year          Year
                                                                                    6/30/09         Ended         Ended
                                                                                    (unaudited)     12/31/08      12/31/07
---------------------------------------------------------------------------------------------------------------------------
Class B
Net asset value, beginning of period                                                $  6.20         $   11.80     $ 14.21
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations:
 Net investment loss                                                                $ (0.04)        $   (0.10)    $ (0.19)
 Net realized and unrealized gain (loss) on investments                                0.50             (4.05)       1.12
---------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                                $  0.46         $   (4.15)    $  0.93
Distributions to shareowners:
 Net realized gain                                                                       --             (1.45)      (3.34)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                          $  0.46         $   (5.60)    $ (2.41)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                      $  6.66         $    6.20     $ 11.80
===========================================================================================================================
Total return*                                                                          7.42%**         (34.57)%      6.62%
Ratio of net expenses to average net assets+                                           3.46%**           2.95%       2.56%
Ratio of net investment loss to average net assets+                                   (1.33)%**         (1.20)%     (1.22)%
Portfolio turnover rate                                                                   0%**             19%         10%
Net assets, end of period (in thousands)                                            $   473         $     516     $   814
Ratios with no waiver of fees by PIM and no reduction for fees paid indirectly:
 Net expenses                                                                          3.46%**           2.95%       2.56%
 Net investment loss                                                                  (1.33)%**         (1.20)%     (1.22)%
Ratios with waiver of fees by PIM and reduction for fees paid indirectly:
 Net expenses                                                                          3.46%**           2.94%       2.54%
 Net investment loss                                                                  (1.33)%**         (1.19)%     (1.20)%
===========================================================================================================================

---------------------------------------------------------------------------------------------------------------------------
                                                                                    Year        Year
                                                                                    Ended       Ended          2/21/04 to
                                                                                    12/31/06    12/31/05       12/31/04 (a)
---------------------------------------------------------------------------------------------------------------------------
Class B
Net asset value, beginning of period                                                $ 18.69     $ 20.81        $ 28.39
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations:
 Net investment loss                                                                $ (0.11)    $ (0.08)       $ (0.11)
 Net realized and unrealized gain (loss) on investments                                0.97        0.93          (0.43)
---------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                                $  0.86     $  0.85        $ (0.54)
Distributions to shareowners:
 Net realized gain                                                                    (5.34)      (2.97)         (7.04)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net a sset value                                         $ (4.48)    $ (2.12)       $ (7.58)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                      $ 14.21     $ 18.69        $ 20.81
===========================================================================================================================
Total return*                                                                          4.69%       4.34%         (1.88)%(b)
Ratio of net expenses to average net assets+                                           2.39%       2.34%          3.18%**
Ratio of net investment loss to average net assets+                                   (1.02)%     (1.02)%        (0.78)%**
Portfolio turnover rate                                                                  21%          3%             6%
Net assets, end of period (in thousands)                                            $ 1,389     $   904        $    52
Ratios with no waiver of fees by PIM and no reduction for fees paid indirectly:
 Net expenses                                                                          2.82%       2.67%          3.48%**
 Net investment loss                                                                  (1.44)%     (1.35)%        (1.08)%**
Ratios with waiver of fees by PIM and reduction for fees paid indirectly:
 Net expenses                                                                          2.37%       2.33%          3.18%**
 Net investment loss                                                                  (1.00)%     (1.01)%        (0.78)%**
===========================================================================================================================

(a)  Class B shares were first publicly offered on February 21, 2004.
(b)  Not annualized.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.

20  Pioneer Growth Leaders Fund | Semiannual Report | 6/30/09

---------------------------------------------------------------------------------------------------------------------------
                                                                                    Six Months
                                                                                    Ended           Year          Year
                                                                                    6/30/09         Ended         Ended
                                                                                    (unaudited)     12/31/08      12/31/07
---------------------------------------------------------------------------------------------------------------------------
Class C
Net asset value, beginning of period                                                $  6.08         $   11.58     $ 14.10
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations:
 Net investment loss                                                                $ (0.03)        $   (0.10)    $ (0.10)
 Net realized and unrealized gain (loss) on investments                                0.49             (3.95)       0.92
---------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                                $  0.46         $   (4.05)    $  0.82
Distributions to shareowners:
 Net realized gain                                                                       --             (1.45)      (3.34)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                          $  0.46         $   (5.50)    $ (2.52)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                      $  6.54         $    6.08     $ 11.58
===========================================================================================================================
Total return*                                                                          7.57%**         (34.35)%      5.89%
Ratio of net expenses to average net assets+                                           3.18%**           2.72%       2.85%
Ratio of net investment loss to average net assets+                                   (1.04)%**         (0.98)%     (1.40)%
Portfolio turnover rate                                                                   0%**             19%         10%
Net assets, end of period (in thousands)                                            $   700         $     714     $ 1,432
Ratios with no waiver of fees by PIM and no reduction for fees paid indirectly:
 Net expenses                                                                          3.18%**           2.72%       2.85%
 Net investment loss                                                                  (1.04)%**         (0.98)%     (1.40)%
Ratios with waiver of fees by PIM and reduction for fees paid indirectly:
 Net expenses                                                                          3.18%**           2.71%       2.83%
 Net investment loss                                                                  (1.04)%**         (0.97)%     (1.38)%
===========================================================================================================================

---------------------------------------------------------------------------------------------------------------------------
                                                                                   Year         Year
                                                                                   Ended        Ended         2/21/04 to
                                                                                   12/31/06     12/31/05      12/31/04 (a)
---------------------------------------------------------------------------------------------------------------------------
Class C
Net asset value, beginning of period                                               $ 18.59      $ 20.69       $  28.39
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations:
 Net investment loss                                                               $ (0.13)     $ (0.07)      $  (0.09)
 Net realized and unrealized gain (loss) on investments                               0.98         0.94          (0.57)
---------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                               $  0.85      $  0.87       $  (0.66)
Distributions to shareowners:
 Net realized gain                                                                   (5.34)       (2.97)         (7.04)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                         $ (4.49)     $ (2.10)      $  (7.70)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                     $ 14.10      $ 18.59       $  20.69
===========================================================================================================================
Total return*                                                                         4.64%        4.44%         (2.30)%(b)
Ratio of net expenses to average net assets+                                          2.53%        2.32%          3.80%**
Ratio of net investment loss to average net assets+                                  (1.20)%      (0.95)%        (1.36)%**
Portfolio turnover rate                                                                 21%           3%             6%
Net assets, end of period (in thousands)                                           $   453      $   406       $     24
Ratios with no waiver of fees by PIM and no reduction for fees paid indirectly:
 Net expenses                                                                         2.93%        2.66%          4.11%**
 Net investment loss                                                                 (1.60)%      (1.29)%        (1.68)%**
Ratios with waiver of fees by PIM and reduction for fees paid indirectly:
 Net expenses                                                                         2.51%        2.32%          3.80%**
 Net investment loss                                                                 (1.18)%      (0.95)%        (1.36)%**
===========================================================================================================================

(a)  Class C shares were first publicly offered on February 21, 2004.
(b)  Not annualized.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.

                   Pioneer Growth Leaders Fund | Semiannual Report | 6/30/09  21

Notes to Financial Statements | 6/30/09 (unaudited)

1. Organization and Significant Accounting Policies

Pioneer Growth Leaders Fund (the Fund), formerly known as Pioneer Papp Stock Fund, is one of seven series of portfolios comprising Pioneer Series Trust II (the Trust), a Delaware statutory trust. The Fund is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is long-term capital growth.

The Fund offers three classes of shares -- Class A, Class B, and Class C shares. Class B and Class C shares were first publicly offered on February 21, 2004. Class R shares ceased operations on February 1, 2007. Each class of shares represents an interest in the same portfolio of investments of the Fund and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different class-specific fees and expenses such as transfer agent and distribution fees. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends by each class. The Amended and Restated Declaration of Trust of the Fund gives the Board the flexibility to specify either per share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per share voting, each share of a class of the Fund is entitled to one vote. Under dollar-weighted voting, a shareholder's voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Share classes have exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains or losses on investments during the reporting year. Actual results could differ from those estimates.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. The Fund's prospectus contains unaudited information regarding the Fund's principal risks. Please refer to this document when considering the Fund's principal risks.

22    Pioneer Growth Leaders Fund | Semiannual Report | 6/30/09

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

A.   Security Valuation

     Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange
     (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market prices and/or quotations are not readily available are valued using fair value methods pursuant to procedures adopted by the Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. The Fund may also use fair value methods to value a security, including a non-U.S. security, when the closing market price on the principal exchange where the security is traded no longer reflects the value of the security. At June 30, 2009, there were no securities that were valued using fair value methods. Temporary cash investments are valued at amortized cost which approximates market value.

     Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates.

     Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B.   Federal Income Taxes

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required. Tax years for the prior three fiscal years remain subject to examination by tax authorities.

     The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as from or in excess of net investment income or as from net realized gain on investment transactions,

                 Pioneer Growth Leaders Fund | Semiannual Report | 6/30/09    23
     or as from paid-in capital, depending on the type of book/tax differences that may exist.

     The tax character of current year distributions payable will be determined at the end of the current taxable year. The tax character of distributions paid during the years ended December 31, 2008 was as follows:

     ---------------------------------------
                                        2008
     ---------------------------------------
     Distributions paid from:
     Ordinary income              $       --
     Long-term capital gain        3,497,974
     ---------------------------------------
       Total                      $3,497,974
     =======================================

     The following shows the components of distributable earnings on a federal income tax basis at December 31, 2008:

     ---------------------------------------
                                        2008
     ---------------------------------------
     Distributable earnings:
     Post-October loss deferred   $  (25,505)
     Unrealized appreciation       4,860,880
     ---------------------------------------
       Total                      $4,835,375
     =======================================

C.   Fund Shares

     The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredit S.p.A. (UniCredit), earned approximately $307 in underwriting commissions on the sale of Class A shares during the six months ended June 30, 2009.

D.   Class Allocations

     Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.

     Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B, and Class C shares of the Fund, respectively (see Note 4). Shareowners of each class participate in all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3).

     Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner and at the same time, except that Class A, Class B, and

24    Pioneer Growth Leaders Fund | Semiannual Report | 6/30/09

     Class C shares can bear different transfer agent and distribution expense rates.

E.   Securities Lending

     The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors. When entering into a securities loan transaction, the Fund typically receives cash collateral from the borrower equal to at least the value of the securities loaned, which is invested in temporary cash investments. Credit Suisse, New York Branch, as the Fund's security lending agent, manages the Fund's securities lending collateral. The income earned on the investment of collateral is shared with the borrower and the lending agent in payment of any rebate due to the borrower with respect to the securities loan, and in compensation for the lending agent's services to the Fund. The Fund also continues to receive interest or payments in lieu of dividends on the securities loaned. Gain or loss on the value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The amount of the collateral is required to be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Fund has the right, under the lending agreement, to terminate the loan and recover the securities from the borrower with prior notice. The Fund will be required to return the cash collateral to the borrower and could suffer a loss if the value of the collateral, as invested, has declined.

2.   Management Agreement

Pioneer Investment Management, Inc. (PIM), a wholly owned indirect subsidiary of UniCredit, manages the Fund's portfolio. Management fees are calculated daily at the annual rate equal to 0.75% of the Fund's average daily net assets up to $1 billion; and 0.70% on assets over $1 billion. For the six months ended June 30, 2009, the effective management fee (net of waivers and/or assumption of expenses) was equivalent to a rate of 0.75% of the Fund's average net assets.

PIM, and not the Fund, pays a portion of the fee it receives from the Fund to
L. Roy Papp & Associates LLP (Papp) as compensation for its sub-advisory services to the Fund.

In addition, under the management and administrative agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $413 in management fees, administrative costs and certain other fees payable to PIM at June 30, 2009.

3.   Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredit, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates.

                 Pioneer Growth Leaders Fund | Semiannual Report | 6/30/09    25

In addition, the Fund reimbursed PIMSS for out-of-pocket expenses related to shareholder communications activities such as proxy and statement mailings, outgoing phone calls and omnibus relationship contracts. For the six months ended June 30, 2009, such out-of-pocket expenses by class of shares were as follows:

-------------------------------------------
Shareholder Communications:
-------------------------------------------
Class A                              $4,811
Class B                                 307
-------------------------------------------
  Total                              $5,118
===========================================

Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $7,432 in transfer agent fees and shareholder communications expenses payable to PIMSS at June 30, 2009.

4.   Distribution and Service Plans

The Fund adopted a Distribution Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 with respect to its Class A, Class B and Class C shares. Pursuant to the Plan, the Fund pays PFD 0.25% of the average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares. Pursuant to the Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to Class B and Class C shares. The fee for Class B and Class C shares consists of a 0.25% service fee and 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B shares and Class C shares. Prior to February 1, 2008, PFD was reimbursed under the Distribution Plan for distribution expenses in an amount of up to 0.25% of the average daily net assets attributable to Class A shares. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $155 in distribution fees payable to PFD at June 30, 2009.

In addition, redemptions of each class of shares may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase. Class B shares that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%, based on the lower of cost or market value of shares being redeemed. Proceeds from the CDSCs are paid to PFD. For the six months ended June 30, 2009, CDSCs in the amount of $785 were paid to PFD.

26    Pioneer Growth Leaders Fund | Semiannual Report | 6/30/09

5. Expense Offset Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the six months ended June 30, 2009, the Fund's expenses were reduced by $7 under such arrangements.

6. Subsequent Event

In preparing these financial statements, PIM has evaluated the impact of all events and transactions for potential recognition or disclosure through August 21, 2009, the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

ADDITIONAL INFORMATION

The Board of Trustees has approved the reorganization of the Fund into Pioneer Fundamental Growth Fund. Each fund is managed by PIM. The reorganization, which does not require shareholder approval, is expected to qualify as a tax-free reorganization and is targeted for completion on or about August 28, 2009.

                 Pioneer Growth Leaders Fund | Semiannual Report | 6/30/09    27

Trustees, Officers and Service Providers

Trustees                              Officers
John F. Cogan, Jr., Chairman          John F. Cogan, Jr., President
David R. Bock                         Daniel K. Kingsbury, Executive
Mary K. Bush                            Vice President
Benjamin M. Friedman                  Mark E. Bradley, Treasurer
Margaret B.W. Graham                  Dorothy E. Bourassa, Secretary
Daniel K. Kingsbury
Thomas J. Perna
Marguerite A. Piret
Stephen K. West

Investment Adviser and Administrator
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Bingham McCutchen LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.

28    Pioneer Growth Leaders Fund | Semiannual Report | 6/30/09

How to Contact Pioneer

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:
--------------------------------------------------------------------------------
Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                               1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                            1-800-225-4321

Retirement plans information                                    1-800-622-0176

Telecommunications Device for the Deaf (TDD)                    1-800-225-1997

Write to us:
--------------------------------------------------------------------------------
PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                               1-800-225-4240

Our internet e-mail address                 ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)

Visit our web site: pioneerinvestments.com

This report must be accompanied by a prospectus.

The Fund files a complete schedule of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.



                        Pioneer Growth
                        Opportunities Fund

                        Semiannual Report | June 30, 2009

                        Ticker Symbols:
                        Class A PGOFX
                        Class B GOFBX
                        Class C GOFCX
                        Class Y GROYX

                        [LOGO]PIONEER
                              Investments(R)
                        visit us: pioneerinvestments.com

Table of Contents

Letter to Shareowners                          2
Portfolio Management Discussion                4
Portfolio Summary                              8
Prices and Distributions                       9
Performance Update                            10
Comparing Ongoing Fund Expenses               14
Schedule of Investments                       16
Financial Statements                          25
Notes to Financial Statements                 33
Trustees, Officers and Service Providers      40

            Pioneer Growth Opportunities Fund | Semiannual Report | 6/30/09    1

President's Letter

Dear Shareowner,

Stock and bond markets around the globe have been experiencing one of their most tumultuous periods in history. Investors have witnessed volatility of a magnitude that many have never before seen. Distance often provides the best vantage point for perspective. Still, we believe that the benefits of basic investment principles that have stood the test of time -- even in the midst of market turmoil -- cannot be underestimated.

First, invest for the long term. The founder of Pioneer Investments, Philip L. Carret, began his investment career during the 1920s. One lesson he learned is that while great prosperity affords an advantageous time for selling stocks, extreme economic slumps can create opportunities for purchase. Indeed, many of our portfolio managers, who follow the value-conscious investing approach of our founder, are looking at recent market conditions as an opportunity to buy companies whose shares we believe have been unjustifiably beaten down by indiscriminate selling, but that we have identified as having strong prospects over time. While investors may be facing a sustained market downturn, we continue to believe that patience, along with staying invested in the market, are important considerations for long-term investors.

A second principle is to stay diversified across different types of investments. The global scope of the current market weakness poses challenges for this basic investment axiom. But the turbulence makes now a good time to reassess your portfolio and make sure that your investments continue to meet your needs. We believe you should work closely with your financial advisor to find the mix of stocks, bonds and money market assets that is best aligned to your particular risk tolerance and investment objective.

As the investment markets sort through the continuing crisis in the financial industry, we are staying focused on the fundamentals and risk management. With more than 80 years of experience behind us, we have learned how to navigate turbulent markets. At Pioneer Investments, risk management has always been a critical part of our culture -- not just during periods of extraordinary volatility. Our investment process is based on fundamental research, quantitative analysis and active portfolio management. This three-pillared process, which we apply to each of our portfolios, is supported by an integrated team approach and is designed to carefully balance risk and reward. While we

2    Pioneer Growth Opportunities Fund | Semiannual Report | 6/30/09
see potential chances for making money in many corners of the market, it takes research and experience to separate solid investment opportunities from speculation.

We invite you to learn more about Pioneer and our time-tested approach to investing by consulting with your financial advisor or visiting us online at www.pioneerinvestments.com. Thank you for investing with Pioneer.

Sincerely,

/s/Daniel K. Kingsbury

Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

            Pioneer Growth Opportunities Fund | Semiannual Report | 6/30/09    3

Portfolio Management Discussion | 6/30/09

In the following interview, Brian Stack, portfolio manager of Pioneer Growth Opportunities Fund, discusses the factors that influenced the Fund's performance during the six-month period ended June 30, 2009.

Q    How did the U.S. equity market perform in the first six months of 2009?

A U.S. equities recovered from a poor start to post a strong return during the first half of 2009. Although the year began with the markets in a free fall and business activity at a virtual standstill, the markets began to stabilize during early March in reaction to the extraordinary monetary and fiscal stimulus being provided by the world's governments. Subsequently, hopes that the much discussed "green shoots of growth" were signaling a rebound in the economy proved to be an additional positive for the markets. These developments led to a rapid recovery in investors' risk appetites, causing stocks to roar higher and helping the markets finish the first half of 2009 in positive territory.

     For the Fund, this improved environment provided a tailwind in two ways. First, small-cap stocks significantly outperformed their large-cap peers during the six months ended June 30, 2009; and second, growth stocks vastly outpaced the return of value stocks. In combination, those two trends helped propel the Fund's benchmark, the Russell 2000 Growth Index (the Russell Index), to a return of 11.36% over the six-month period ended June 30, 2009. In comparison, the Standard and Poor's 500 Index (the S&P 500) -- a broad measure of large-cap performance -- rose by 3.19% for the same six months.

Q    How did the Fund perform in this environment?

A The Fund's Class A shares returned 19.25% at net asset value during the six months ended June 30, 2009, outperforming the 11.36% return of the Russell Index. Over the same six months, the average return of the 597 funds in Lipper's Small Cap Growth category was 11.41%.

     We are pleased with the Fund's strong return in the first half of 2009, as we believe it illustrates the potential effectiveness of our investment process. When we took over as managers in early September 2008, we transitioned the Fund to a research-based approach that employs the style known as "GARP," or "growth at a reasonable price." We look for companies with faster earnings growth than the overall market, but we also are sensitive to valuations. We are attracted to growth companies whose stock prices do not fairly reflect their underlying growth potential and risk profile. These inefficiently priced stocks typically fall into one of three categories: unseasoned

4 Pioneer Growth Opportunities Fund | Semiannual Report | 6/30/09 companies that have not yet drawn widespread investor appreciation; companies that are not well understood by investors; and companies whose short-term difficulties may have been overly discounted into their share prices.

Q What elements of your positioning helped the Fund's performance during the six months ended June 30, 2009?

A We added value to the Fund through both sector allocations and stock selection during the first half of 2009. In terms of allocations, the Fund was helped by holding overweights in the outperforming energy and technology sectors. In addition, the Fund was underweight in the two worst-performing sectors of the market: utilities and telecommunications. However, consistent with our approach, the majority of the Fund's outperformance was the result of stock selection. The Fund outpaced the Russell Index in nine of the ten major sectors, a broad degree of success that we believe helps illustrate the value of a bottom-up, research-based approach. The Fund generated the best results in health care and industrials, which together accounted for the bulk of its outperformance compared with the Russell Index.

Q What were some specific holdings that helped the Fund's performance during the six months ended June 30, 2009?

A A number of the Fund's top performers were stocks that we added during the autumn of 2008 and the first quarter of 2009. We took the helm of the Fund in September of 2008, which gave us ample opportunities to take advantage of the investor panic prevailing at the time by purchasing several stocks at extremely attractive valuations. Once the market rallied and valuations climbed back to more reasonable levels, those stocks recovered and provided a powerful boost to the Fund's performance.

     A prime example of such a stock is Polypore International, which we bought on weakness in late 2008. A manufacturer of filtration and separation products used by the health care and automotive industries, Polypore has both robust recurring revenues and the opportunity to participate in the next generation of fuel-efficient autos. The stock gained 47% during the six months ended June 30, 2009, and was the largest contributor to the Fund's overall return. Also aiding returns was the Fund's position in Gymboree, the retailer of children's apparel. The company missed earnings estimates in the fourth quarter of 2008, which caused the stock to plummet. We viewed this as an opportunity, believing that the earnings shortfall was the result of a transitional issue rather than a longer-term difficulty. We purchased shares on the downturn, and the Fund has profited, as Gymboree's stock has since recovered to a more realistic valuation level. The Fund also benefited when Foundation Coal announced that it would be acquired by Alpha Natural Resources at a 35% premium to its share price at the time.

            Pioneer Growth Opportunities Fund | Semiannual Report | 6/30/09    5

     As noted previously, health care was a source of outperformance for the Fund. The top contributor in the sector was AMAG Pharmaceuticals, which had a small weighting in the Fund's portfolio when we took over in September 2008. We boosted the Fund's position, which aided performance when AMAG's shares rallied sharply after the company gained FDA approval for a new drug aimed at patients suffering from kidney disease.

Q What holdings detracted from the Fund's performance over the six months ended June 30, 2009?

A In a period of strong performance for both the market and the Fund, few holdings detracted meaningfully from returns. Those that hurt relative performance largely were stocks that produced a gain but did not keep up with the strong return of the Russell Index. Among them were more defensive holdings that lagged at a time of heightened investor risk appetites, such as American Italian Pasta and Grand Canyon Education. The Fund's position in Exterran Holdings also detracted from performance. The company provides compression equipment that exploration and production companies use to extract natural gas from the ground. Since falling prices for natural gas have led to a reduction in the number of rigs producing the commodity, Exterran has experienced declining demand -- a trend that has been reflected in its stock price. We continue to hold all three stocks in the Fund's portfolio, as we retain an optimistic view on their longer-term outlooks.

Q What's your take on the broader market, and how is that reflected in the Fund's positioning as of June 30, 2009?

A Although investors have become much more optimistic on the prospects for improving economic growth, we do not foresee a brisk recovery in the economy. We remain concerned about the consumer sector, which is being pressured by the combination of high unemployment, stagnant wage growth, and excessive debt. We are therefore focused on finding stocks for the Fund whose company-specific growth drivers can enable them to perform well even in a low-growth environment. The drivers could take the form of either innovative products or a business model transformation that we believe will ultimately translate into strong profit growth. What we are not doing is investing solely on the basis of an expected economic recovery -- a path that we believe could leave the Fund vulnerable to disappointments.

     With that as background, we are being sensitive to valuations and are trimming winning stock positions from the Fund's portfolio as they rise. In turn, we are redeploying the proceeds realized from those sales into reasonably valued, fundamentally strong companies that we believe have better upside potential. We typically accomplish this by establishing positions incrementally in order to position the Fund for longer-term outperformance. We believe that our gradual sell high/buy low approach is appropriate

6 Pioneer Growth Opportunities Fund | Semiannual Report | 6/30/09 for an environment that is characterized by both high risks and high opportunity.

Please refer to the Schedule of Investments on pages 16-24 for a full listing of Fund securities.

Investments in small companies may offer the potential for higher returns, but are also subject to greater short-term price fluctuations than larger, more established companies. Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These opinions should not be relied upon for any other purposes.

            Pioneer Growth Opportunities Fund | Semiannual Report | 6/30/09    7

Portfolio Summary | 6/30/09

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA IS A REPRESENTATION OF A PIE CHART IN THE PRINTED MATERIAL]

U.S. Common Stocks                                  76.0%
Temporary Cash Investments                          22.4%
Exchange Traded Funds                                1.0%
Depositary Receipts for International Stocks         0.6%

Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of total equity holdings)

[THE FOLLOWING DATA IS A REPRESENTATION OF A PIE CHART IN THE PRINTED MATERIAL]

Health Care                                         24.5%
Information Technology                              25.6%
Industrials                                         16.6%
Consumer Discretionary                              11.0%
Consumer Staples                                     9.1%
Energy                                               6.3%
Financials                                           5.3%
Utilities                                            0.9%
Materials                                            0.7%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)*

 1. American Italian Pasta Co.                      3.46%
 2. Advanced Magnetics, Inc.                        2.38
 3. infoGROUP, Inc.                                 2.25
 4. Exterran Holdings, Inc.                         2.24
 5. Inverness Medical Innovations, Inc.             1.97
 6. Imperial Sugar Co.                              1.90
 7. Psychiatric Solution, Inc.                      1.85
 8. McDermott International, Inc.                   1.79
 9. Abiomed, Inc.                                   1.61
10. TIBCO Software, Inc.                            1.60

* This list excludes temporary cash investments and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.

8    Pioneer Growth Opportunities Fund | Semiannual Report | 6/30/09

Prices and Distributions | 6/30/09

Net Asset Value per Share
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
     Class                                6/30/09                  12/31/08
--------------------------------------------------------------------------------
       A                                  $ 19.02                  $ 15.95
--------------------------------------------------------------------------------
       B                                  $ 16.46                  $ 13.90
--------------------------------------------------------------------------------
       C                                  $ 16.61                  $ 14.02
--------------------------------------------------------------------------------
       Y                                  $ 19.45                  $ 16.26
--------------------------------------------------------------------------------

Distributions per Share: 1/1/09-6/30/09
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                          Net Investment        Short-Term          Long-Term
     Class                    Income           Capital Gains       Capital Gains
--------------------------------------------------------------------------------
       A                       $ --                $ --                $ --
--------------------------------------------------------------------------------
       B                       $ --                $ --                $ --
--------------------------------------------------------------------------------
       C                       $ --                $ --                $ --
--------------------------------------------------------------------------------
       Y                       $ --                $ --                $ --
--------------------------------------------------------------------------------

Index Definitions
--------------------------------------------------------------------------------
The Russell 2000 Growth Index measures the performance of U.S. small-cap growth stocks. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, charges or expenses. You cannot invest directly in an index.

The index defined here pertains to the "Value of $10,000 Investment" charts on pages 10-13.

            Pioneer Growth Opportunities Fund | Semiannual Report | 6/30/09    9

Performance Update | 6/30/09                                      Class A Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Growth Opportunities Fund at public offering price, compared to that of the Russell 2000 Growth Index.

Average Annual Total Returns
(As of June 30, 2009)
-------------------------------------------------------------------------
                                       Net Asset         Public Offering
Period                                 Value (NAV)       Price (POP)
-------------------------------------------------------------------------
10 Years                                 1.32%             0.72%
5 Years                                 -1.74             -2.90
1 Year                                 -14.56            -19.48
-------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated May 1, 2009)
-------------------------------------------------------------------------
                                       Gross             Net
-------------------------------------------------------------------------
                                         1.42%             1.42%
-------------------------------------------------------------------------

[THE FOLLOWING DATA IS A REPRESENTATION OF A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                                  Pioneer Growth      Russell 2000
                                Opportunities Fund    Growth Index
6/99                                  $ 9,425           $10,000
6/00                                  $10,102           $12,839
6/01                                  $12,404           $ 9,842
6/02                                  $ 9,911           $ 7,381
6/03                                  $ 8,853           $ 7,432
6/04                                  $11,729           $ 9,777
6/05                                  $13,040           $10,196
6/06                                  $13,724           $11,683
6/07                                  $15,543           $13,649
6/08                                  $12,575           $12,170
6/09                                  $10,744           $ 9,146

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Pioneer Growth Opportunities Fund was created through the reorganization of predecessor Safeco Growth Opportunities Fund on December 10, 2004. The performance of Class A shares of the Fund prior to December 10, 2004, is the performance of the predecessor fund's Class A shares, which has been restated to reflect differences in any applicable sales charges (but not differences in expenses). If all the expenses of the Fund were reflected, the performance would be lower.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds and can be rescinded at any time. See the prospectus and financial statements for complete details.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

10    Pioneer Growth Opportunities Fund | Semiannual Report | 6/30/09

Performance Update | 6/30/09                                      Class B Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Growth Opportunities Fund, compared to that of the Russell 2000 Growth Index.

Average Annual Total Returns
(As of June 30, 2009)
-----------------------------------------------------------------
                                       If                If
Period                                 Held              Redeemed
-----------------------------------------------------------------
10 Years                                 0.36%             0.36%
5 Years                                 -2.89             -2.89
1 Year                                 -15.84            -19.12
-----------------------------------------------------------------
Expense Ratio
(Per prospectus dated May 1, 2009)
-----------------------------------------------------------------
                                       Gross             Net
-----------------------------------------------------------------
                                         3.06%             3.06%
-----------------------------------------------------------------

[THE FOLLOWING DATA IS A REPRESENTATION OF A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                                  Pioneer Growth      Russell 2000
                                Opportunities Fund    Growth Index
6/99                                  $10,000           $10,000
6/00                                  $10,633           $12,839
6/01                                  $12,986           $ 9,842
6/02                                  $10,300           $ 7,381
6/03                                  $ 9,130           $ 7,432
6/04                                  $12,005           $ 9,777
6/05                                  $13,242           $10,196
6/06                                  $13,787           $11,683
6/07                                  $15,440           $13,649
6/08                                  $12,321           $12,170
6/09                                  $10,369           $ 9,146

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If Redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). Class B shares reflect the deduction of the maximum applicable CDSC. The maximum CDSC is 4.0% and declines over five years.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Pioneer Growth Opportunities Fund was created through the reorganization of predecessor Safeco Growth Opportunities Fund on December 10, 2004. The performance of Class B shares of the Fund prior to December 10, 2004, is the performance of the predecessor fund's Class B shares, which has been restated to reflect differences in any applicable sales charges (but not differences in expenses). If all the expenses of the Fund were reflected, the performance would be lower.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds and can be rescinded at any time. See the prospectus and financial statements for complete details.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

           Pioneer Growth Opportunities Fund | Semiannual Report | 6/30/09    11

Performance Update | 6/30/09                                      Class C Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Growth Opportunities Fund, compared to that of the Russell 2000 Growth Index.

Average Annual Total Returns
(As of June 30, 2009)
-----------------------------------------------------------------
                                       If                If
Period                                 Held              Redeemed
-----------------------------------------------------------------
Life-of-Class
(4/30/00)                               -0.83%            -0.83%
5 Years                                 -2.74             -2.74
1 Year                                 -15.76            -15.76
-----------------------------------------------------------------
Expense Ratio
(Per prospectus dated May 1, 2009)
-----------------------------------------------------------------
                                       Gross             Net
-----------------------------------------------------------------
                                         2.67%             2.67%
-----------------------------------------------------------------

[THE FOLLOWING DATA IS A REPRESENTATION OF A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                                  Pioneer Growth      Russell 2000
                                Opportunities Fund    Growth Index
4/00                                  $10,000           $10,000
6/00                                  $ 9,430           $10,303
6/01                                  $11,508           $ 7,898
6/02                                  $ 9,130           $ 5,923
6/03                                  $ 8,098           $ 5,964
6/04                                  $10,647           $ 7,846
6/05                                  $11,752           $ 8,182
6/06                                  $12,279           $ 9,375
6/07                                  $13,762           $10,953
6/08                                  $10,999           $ 9,766
6/09                                  $ 9,265           $ 7,340

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Pioneer Growth Opportunities Fund was created through the reorganization of predecessor Safeco Growth Opportunities Fund on December 10, 2004. The performance of Class C shares of the Fund prior to December 10, 2004, is the performance of the predecessor fund's Class C shares, which has been restated to reflect differences in any applicable sales charges (but not differences in expenses). This adjustment has the effect of reducing the previously reported performance of predecessor fund. If all the expenses of the Fund were reflected, the performance would be lower.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers, Fund performance would be lower. Waivers may not be in effect for all funds and can be rescinded at any time. See the prospectus and financial statements for complete details.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

12    Pioneer Growth Opportunities Fund | Semiannual Report | 6/30/09

Performance Update | 6/30/09                                      Class Y Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Growth Opportunities Fund, compared to that of the Russell 2000 Growth Index.

Average Annual Total Returns
(As of June 30, 2009)
-----------------------------------------------------------------
                                       If                If
Period                                 Held              Redeemed
-----------------------------------------------------------------
 10 Years                                1.52%             1.52%
 5 Years                                -1.35             -1.35
 1 Year                                -14.06            -14.06
-----------------------------------------------------------------
 Expense Ratio
 (Per prospectus dated May 1, 2009)
-----------------------------------------------------------------
                                       Gross             Net
-----------------------------------------------------------------
                                         0.79%             0.79%
-----------------------------------------------------------------

[THE FOLLOWING DATA IS A REPRESENTATION OF A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                                  Pioneer Growth      Russell 2000
                                Opportunities Fund    Growth Index
6/99                                  $10,000           $10,000
6/00                                  $10,717           $12,839
6/01                                  $13,159           $ 9,842
6/02                                  $10,514           $ 7,381
6/03                                  $ 9,392           $ 7,432
6/04                                  $12,442           $ 9,777
6/05                                  $13,833           $10,196
6/06                                  $14,611           $11,683
6/07                                  $16,650           $13,649
6/08                                  $13,529           $12,170
6/09                                  $11,627           $ 9,146

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance for periods prior to the inception of Class Y shares reflects the NAV performance of the Fund's Class A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to Class A shares. Since fees for Class A shares are generally higher than those of Class Y shares, the performance shown for Class Y shares prior to their inception would have been higher. Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors.

Pioneer Growth Opportunities Fund was created through the reorganization of predecessor Safeco Growth Opportunities Fund on December 10, 2004. The performance of Class A shares prior to December 10, 2004, is the performance of the predecessor fund's Class A shares, which has been restated to reflect any differences in any applicable sales charges. This adjustment has the effect of reducing the previously reported performance of predecessor fund. If all the expenses of the Fund were reflected, the performance would be lower.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers, Fund performance would be lower. Waivers may not be in effect for all funds and can be rescinded at any time. See the prospectus and financial statements for complete details.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

           Pioneer Growth Opportunities Fund | Semiannual Report | 6/30/09    13

Comparing Ongoing Fund Expenses

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables
--------------------------------------------------------------------------------
Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

(1)  Divide your account value by $1,000
     Example: an $8,600 account value [divided by] $1,000 = 8.6

(2) Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Growth Opportunities Fund

Based on actual returns from January 1, 2009 through June 30, 2009.

--------------------------------------------------------------------------------
Share Class                         A            B            C            Y
--------------------------------------------------------------------------------
Beginning Account               $1,000.00    $1,000.00    $1,000.00    $1,000.00
Value on 1/1/09
--------------------------------------------------------------------------------
Ending Account                  $1,192.50    $1,184.20    $1,184.70    $1,196.20
Value on 6/30/09
--------------------------------------------------------------------------------
Expenses Paid                   $    7.39    $   15.92    $   14.90    $    4.30
During Period*
--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.36%, 2.94%, 2.75% and 0.79% for Class A, Class B, Class C and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the partial year period).

14    Pioneer Growth Opportunities Fund | Semiannual Report | 6/30/09

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Growth Opportunities Fund

Based on a hypothetical 5% return per year before expenses, reflecting the period from January 1, 2009 through June 30, 2009.


--------------------------------------------------------------------------------
Share Class                        A            B            C            Y
--------------------------------------------------------------------------------
Beginning Account              $1,000.00    $1,000.00    $1,000.00     $1,000.00
Value on 1/1/09
--------------------------------------------------------------------------------
Ending Account                 $1,018.05    $1,010.22    $1,011.16     $1,020.88
Value on 6/30/09
--------------------------------------------------------------------------------
Expenses Paid                  $    6.80    $   14.65    $   13.71     $    3.96
During Period*
--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.36%, 2.94%, 2.75% and 0.79% for Class A, Class B, Class C and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the partial year period).

           Pioneer Growth Opportunities Fund | Semiannual Report | 6/30/09    15

Schedule of Investments | 6/30/09 (unaudited)

Shares                                                     Value
             COMMON STOCKS -- 94.7%
             ENERGY -- 6.1%
             Coal & Consumable Fuels -- 0.6%
   47,900    Foundation Coal Holdings, Inc.                $  1,346,469
-----------------------------------------------------------------------
             Oil & Gas Equipment & Services -- 2.1%
  326,700    Exterran Holdings, Inc.*                      $  5,240,268
-----------------------------------------------------------------------
             Oil & Gas Exploration & Production -- 3.4%
  112,159    Carrizo Oil & Gas, Inc.*(b)                   $  1,923,527
   37,000    Comstock Resources, Inc.*                        1,222,850
   55,800    Concho Resources, Inc.*                          1,600,902
   49,500    Petrohawk Energy Corp.*                          1,103,850
  276,600    Sandridge Energy, Inc.*                          2,356,632
                                                           ------------
                                                           $  8,207,761
                                                           ------------
             Total Energy                                  $ 14,794,498
-----------------------------------------------------------------------
             MATERIALS -- 0.7%
             Diversified Metals & Mining -- 0.7%
  188,200    Titanium Metals Corp. (b)                     $  1,729,558
                                                           ------------
             Total Materials                               $  1,729,558
-----------------------------------------------------------------------
             CAPITAL GOODS -- 8.2%
             Aerospace & Defense -- 1.2%
  310,800    Hexcel Corp.*                                 $  2,961,924
-----------------------------------------------------------------------
             Construction & Engineering -- 2.8%
  104,700    KBR, Inc.                                     $  1,930,668
  173,431    MYR Group, Inc.*                                 3,506,775
   81,966    Tutor Perini Corp.*(b)                           1,422,930
                                                           ------------
                                                           $  6,860,373
-----------------------------------------------------------------------
             Electrical Component & Equipment -- 1.3%
  283,600    Polypore International, Inc.*                 $  3,153,632
-----------------------------------------------------------------------
             Industrial Conglomerates -- 1.8%
  207,000    McDermott International, Inc.*                $  4,204,170
-----------------------------------------------------------------------
             Industrial Machinery -- 1.1%
  174,500    Altra Holdings, Inc.*                         $  1,307,005
  593,700    Flow International Corp.*                        1,395,195
                                                           ------------
                                                           $  2,702,200
                                                           ------------
             Total Capital Goods                           $ 19,882,299
-----------------------------------------------------------------------
             COMMERCIAL SERVICES & SUPPLIES -- 6.4%
             Diversified Support Services -- 4.8%
   70,300    Copart, Inc.*                                 $  2,437,301
   82,200    Healthcare Services Group, Inc.                  1,469,736
  923,900    infoGROUP, Inc.*                                 5,275,469
   53,300    Iron Mountain, Inc.*(b)                          1,532,375
  238,543    TechTarget, Inc.*                                  954,172
                                                           ------------
                                                           $ 11,669,053
-----------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

16    Pioneer Growth Opportunities Fund | Semiannual Report | 6/30/09

Shares                                                      Value
             Environmental & Facilities Services -- 1.0%
   61,100    Team, Inc.*                                    $    957,437
   60,800    Waste Connections, Inc.*                          1,575,328
                                                            ------------
                                                            $  2,532,765
------------------------------------------------------------------------
             Research & Consulting Services -- 0.6%
   38,300    CoStar Group, Inc.*(b)                         $  1,527,021
                                                            ------------
             Total Commercial Services & Supplies           $ 15,728,839
------------------------------------------------------------------------
             TRANSPORTATION -- 1.3%
             Air Freight & Couriers -- 0.7%
  154,700    UTI Worldwide, Inc.*                           $  1,763,580
------------------------------------------------------------------------
             Airlines -- 0.6%
  238,800    Hawaiian Holdings, Inc.*                       $  1,437,576
                                                            ------------
             Total Transportation                           $  3,201,156
------------------------------------------------------------------------
             CONSUMER DURABLES & APPAREL -- 3.9%
             Apparel, Accessories & Luxury Goods -- 1.4%
  105,700    The Warnaco Group, Inc.*                       $  3,424,680
------------------------------------------------------------------------
             Footwear -- 1.0%
  247,300    Skechers U.S.A., Inc.*                         $  2,416,121
------------------------------------------------------------------------
             Housewares & Specialties -- 1.0%
   96,400    Tupperware Brands Corp.                        $  2,508,328
------------------------------------------------------------------------
             Leisure Products -- 0.5%
  494,400    Leapfrog Enterprises, Inc.*(b)                 $  1,132,176
                                                            ------------
             Total Consumer Durables & Apparel              $  9,481,305
------------------------------------------------------------------------
             CONSUMER SERVICES -- 2.9%
             Education Services -- 2.2%
   49,600    American Public Education, Inc.*               $  1,964,656
  203,279    Grand Canyon Education, Inc.*(b)                  3,411,022
                                                            ------------
                                                            $  5,375,678
------------------------------------------------------------------------
             Restaurants -- 0.7%
  222,300    McCormick & Schmick's Seafood, Inc.*           $  1,691,703
                                                            ------------
             Total Consumer Services                        $  7,067,381
------------------------------------------------------------------------
             RETAILING -- 3.8%
             Apparel Retail -- 2.5%
   45,600    Abercrombie & Fitch Co. (b)                    $  1,157,784
   90,800    Gymboree Corp.*(b)                                3,221,584
   82,129    Urban Outfitters, Inc.*(b)                        1,714,032
                                                            ------------
                                                            $  6,093,400
------------------------------------------------------------------------
             Internet Retail -- 1.3%
   28,700    Priceline.com, Inc.*(b)                        $  3,201,485
                                                            ------------
             Total Retailing                                $  9,294,885
------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

           Pioneer Growth Opportunities Fund | Semiannual Report | 6/30/09    17

 Shares                                                   Value
             FOOD, BEVERAGE & TOBACCO -- 7.9%
             Brewers -- 0.4%
   36,200    Boston Beer Co.*                             $  1,071,158
----------------------------------------------------------------------
             Packaged Foods & Meats -- 7.5%
  278,222    American Italian Pasta Co.*(b)               $  8,107,389
  352,200    Chiquita Brands International, Inc.*            3,613,572
  368,159    Imperial Sugar Co.                              4,458,405
  295,300    Smart Balance, Inc.*                            2,010,993
                                                          ------------
                                                          $ 18,190,359
                                                          ------------
             Total Food, Beverage & Tobacco               $ 19,261,517
----------------------------------------------------------------------
             HOUSEHOLD & PERSONAL PRODUCTS -- 0.8%
             Household Products -- 0.8%
   37,900    Church & Dwight Co, Inc. (b)                 $  2,058,349
                                                          ------------
             Total Household & Personal Products          $  2,058,349
----------------------------------------------------------------------
             HEALTH CARE EQUIPMENT & SERVICES -- 14.7%
             Health Care Equipment -- 8.5%
  429,100    Abiomed, Inc.*(b)                            $  3,784,662
  259,022    Cryolife, Inc.*                                 1,434,982
  530,576    DexCom, Inc.*                                   3,284,265
  274,863    Hansen Medical, Inc.*(b)                        1,357,823
   38,300    IDEXX Laboratories, Inc.*(b)                    1,769,460
  212,900    Insulet Corp.*(b)                               1,639,330
  158,700    MAKO Surgical Corp.*                            1,431,474
  210,200    Quidel Corp.*                                   3,060,512
   58,400    Thoratec Corp.*(b)                              1,563,952
   92,500    Wright Medical Group, Inc.*(b)                  1,504,050
                                                          ------------
                                                          $ 20,830,510
----------------------------------------------------------------------
             Health Care Facilities -- 1.8%
  190,600    Psychiatric Solution, Inc.*(b)               $  4,334,244
----------------------------------------------------------------------
             Health Care Services -- 2.2%
  106,000    CardioNet, Inc.*(b)                          $  1,729,920
   69,800    Catalyst Health Solutions, Inc.*                1,740,812
   55,800    Genoptix, Inc.*                                 1,785,042
                                                          ------------
                                                          $  5,255,774
----------------------------------------------------------------------
             Health Care Supplies -- 2.2%
   80,746    Align Technology, Inc.*                      $    855,908
  129,900    Inverness Medical Innovations, Inc.*(b)         4,621,842
                                                          ------------
                                                          $  5,477,750
                                                          ------------
             Total Health Care Equipment & Services       $ 35,898,278
----------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

18    Pioneer Growth Opportunities Fund | Semiannual Report | 6/30/09

Shares                                                        Value
             PHARMACEUTICALS & BIOTECHNOLOGY -- 8.8%
             Biotechnology -- 3.2%
   42,300    Alexion Pharmaceuticals, Inc.*(b)                $  1,739,376
  109,100    BioMarin Pharmaceutical, Inc.*(b)                   1,703,051
   54,400    Myriad Genetics, Inc.*(b)                           1,939,360
   13,475    Myriad Pharmaceuticals, Inc.*(b)                       62,659
  305,206    PDL BioPharma, Inc.*                                2,411,127
                                                              ------------
                                                              $  7,855,573
--------------------------------------------------------------------------
             Life Sciences Tools & Services -- 4.6%
  102,200    Advanced Magnetics, Inc.*(b)                     $  5,587,274
   44,900    Life Technologies Corp.*(b)                         1,873,228
  252,700    Parexel International Corp.*                        3,633,826
                                                              ------------
                                                              $ 11,094,328
--------------------------------------------------------------------------
             Pharmaceuticals -- 1.0%
  682,110    Cardiome Pharma Corp.*(b)                        $  2,537,449
                                                              ------------
             Total Pharmaceuticals & Biotechnology            $ 21,487,350
--------------------------------------------------------------------------
             BANKS -- 0.7%
             Thrifts & Mortgage Finance -- 0.7%
  398,600    MGIC Investment Corp.*(b)                        $  1,753,840
                                                              ------------
             Total Banks                                      $  1,753,840
--------------------------------------------------------------------------
             DIVERSIFIED FINANCIALS -- 1.6%
             Asset Management & Custody Banks -- 0.6%
  168,700    Penson Worldwide, Inc.*(b)                       $  1,509,865
--------------------------------------------------------------------------
             Consumer Finance -- 0.5%
  108,298    Ezcorp, Inc.*                                    $  1,167,452
--------------------------------------------------------------------------
             Specialized Finance -- 0.5%
   54,100    MSCI, Inc.*                                      $  1,322,204
                                                              ------------
             Total Diversified Financials                     $  3,999,521
--------------------------------------------------------------------------
             INSURANCE -- 1.0%
             Property & Casualty Insurance -- 1.0%
   95,500    Axis Capital Holdings, Ltd.                      $  2,500,190
                                                              ------------
             Total Insurance                                  $  2,500,190
--------------------------------------------------------------------------
             REAL ESTATE -- 0.4%
             Retail Real Estate Investment Trusts -- 0.4%
  557,987    General Growth Properties, Inc.                  $  1,021,116
                                                              ------------
             Total Real Estate                                $  1,021,116
--------------------------------------------------------------------------
             SOFTWARE & SERVICES -- 13.6%
             Application Software -- 6.7%
  381,901    Cadence Design System, Inc.*                     $  2,253,216
   74,752    Concur Technologies, Inc.*(b)                       2,323,292
  151,700    Informatica Corp.*                                  2,607,723
  101,900    Net 1 UEPS Technologies, Inc.*                      1,384,821

The accompanying notes are an integral part of these financial statements.

           Pioneer Growth Opportunities Fund | Semiannual Report | 6/30/09    19

Shares                                                     Value
             Application Software -- (continued)
  113,600    Quest Software, Inc.*                         $  1,583,584
  101,733    The Ultimate Software Group, Inc.*(b)            2,466,008
  524,200    TIBCO Software, Inc.*                            3,758,514
                                                           ------------
                                                           $ 16,377,158
-----------------------------------------------------------------------
             Home Entertainment Software -- 0.2%
   19,600    Rosetta Stone, Inc.*(b)                       $    537,824
-----------------------------------------------------------------------
             Internet Software & Services -- 3.6%
  194,300    Comscore, Inc.*                               $  2,588,076
  152,622    Dealertrack Holdings, Inc.*                      2,594,574
  369,300    Dice Holdings, Inc.*                             1,717,245
  249,800    Skillsoft Plc * (A.D.R.)                         1,948,440
                                                           ------------
                                                           $  8,848,335
-----------------------------------------------------------------------
             IT Consulting & Other Services -- 2.3%
   58,400    Forrester Research, Inc.*(b)                  $  1,433,720
  102,700    Gartner Group, Inc.*(b)                          1,567,202
  389,100    Sapient Corp.*(b)                                2,447,439
                                                           ------------
                                                           $  5,448,361
-----------------------------------------------------------------------
             Systems Software -- 0.8%
   97,900    Red Hat, Inc.*(b)                             $  1,970,727
                                                           ------------
             Total Software & Services                     $ 33,182,405
-----------------------------------------------------------------------
             TECHNOLOGY HARDWARE & EQUIPMENT -- 5.5%
             Communications Equipment -- 3.4%
  404,300    Brocade Communications Systems, Inc.*         $  3,161,627
   56,700    Comtech Telecommunications Corp.*(b)             1,807,596
  208,300    Emulex Corp.*(b)                                 2,037,174
   37,500    F5 Networks, Inc.*                               1,297,125
                                                           ------------
                                                           $  8,303,522
-----------------------------------------------------------------------
             Computer Hardware -- 0.5%
   53,100    Teradata Corp.*                               $  1,244,133
-----------------------------------------------------------------------
             Electronic Components -- 0.7%
   59,600    Digital Theater Systems, Inc.*(b)             $  1,613,372
-----------------------------------------------------------------------
             Electronic Equipment & Instruments -- 0.9%
  279,300    L-1 Identity Solutions, Inc.*                 $  2,161,782
                                                           ------------
             Total Technology Hardware & Equipment         $ 13,322,809
-----------------------------------------------------------------------
             SEMICONDUCTORS -- 5.6%
             Semiconductor Equipment -- 2.6%
  124,600    MEMC Electronic Materials, Inc.*              $  2,219,126
  225,000    Teradyne, Inc.*(b)                               1,543,500
   96,900    Tessera Technologies, Inc.*                      2,450,601
                                                           ------------
                                                           $  6,213,227
-----------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

20    Pioneer Growth Opportunities Fund | Semiannual Report | 6/30/09

Shares                                                                    Value
             Semiconductors -- 3.0%
  471,500    ANADIGICS, Inc.*                                             $  1,975,585
  179,000    Maxim Integrated Products, Inc.                                 2,808,510
  190,700    Microsemi Corp.*(b)                                             2,631,660
                                                                          ------------
                                                                          $  7,415,755
                                                                          ------------
             Total Semiconductors                                         $ 13,628,982
--------------------------------------------------------------------------------------
             UTILITIES -- 0.8%
             Independent Power Producer & Energy Traders -- 0.8%
   51,400    Ormat Technologies, Inc. (b)                                 $  2,071,934
                                                                          ------------
             Total Utilities                                              $  2,071,934
--------------------------------------------------------------------------------------
             TOTAL COMMON STOCKS
             (Cost $188,133,420)                                          $231,366,212
--------------------------------------------------------------------------------------
             EXCHANGE TRADED FUNDS -- 1.3%
   54,131    iShares Russell 2000 Growth Exchange Traded Fund             $  3,068,686
--------------------------------------------------------------------------------------
             TOTAL EXCHANGE TRADED FUNDS
             (Cost $3,050,893)                                            $  3,068,686
--------------------------------------------------------------------------------------

Principal
Amount ($)
             TEMPORARY CASH INVESTMENTS -- 27.8%
             Repurchase Agreement -- 4.0%
9,775,000    Deutsche Bank, 0.09%, dated 6/30/09, repurchase price of
             $9,775,000 plus accrued interest on 7/1/09 collateralized
             by the following:
               $2,320,857 Federal National Mortgage Association (ARM),
                 4.27 - 6.313%, 5/1/19 - 8/1/38
               $1,181,786 Federal Home Loan Mortgage Corp.,
                 4.584 - 6.458%, 4/1/36 - 9/1/37
               $1,532,665 Freddie Mac Giant, 5.0 - 7.0%,
                 10/1/26-9/1/38
               $417,425 Government National Mortgage Association,
                 7.0%, 10/15/37 - 11/15/38
               $4,517,768 Federal National Mortgage Association,
                 5.0 - 7.0%, 7/1/23 - 3/1/39                              $  9,775,000
                                                                          ------------
                                                                          $  9,775,000
--------------------------------------------------------------------------------------
             Securities Lending Collateral -- 23.8% (c)
             Certificates of Deposit:
1,300,824    Abbey National Plc, 1.27%, 8/13/09                           $  1,300,824
1,951,235    Royal Bank of Canada NY, 1.19%, 8/7/09                          1,951,235
2,341,482    Svenska Bank NY, 1.48%, 7/8/09                                  2,341,482
2,598,988    Cafco, 0.40%, 10/1/09                                           2,598,988
1,819,737    Ciesco, 0.40%, 9/1/09                                           1,819,737
1,951,114    Fasco, 0.25%, 7/10/09                                           1,951,114
2,599,277    Kithaw, 0.40%, 9/21/09                                          2,599,277
2,601,004    Merrill Lynch, 0.61%, 8/14/09                                   2,601,004

The accompanying notes are an integral part of these financial statements.

           Pioneer Growth Opportunities Fund | Semiannual Report | 6/30/09    21

Principal
Amount ($)                                                      Value
             Certificates of Deposit -- (continued)
2,601,647    CBA, 1.35%, 7/16/09                                $  2,601,647
2,601,647    Societe Generale, 1.06%, 9/4/09                       2,601,647
2,601,647    U.S. Bank NA, 0.76%, 8/24/09                          2,601,647
                                                                ------------
                                                                $ 24,968,602
----------------------------------------------------------------------------
             Commercial Paper:
2,601,647    Monumental Global Funding, Ltd., 1.28%, 8/17/09    $  2,601,647
1,300,824    CME Group, Inc., 1.21%, 8/6/09                        1,300,824
1,951,956    GE, 0.47%, 9/18/09                                    1,951,956
  525,127    GE, 0.79%, 10/26/09                                     525,127
2,554,818    American Honda Finance Corp., 1.27%, 7/14/09          2,554,818
2,601,647    HSBC Bank, Inc., 1.31%, 8/14/09                       2,601,647
  650,412    IBM, 0.88%, 9/25/09                                     650,412
2,341,483    New York Life Global, 0.75%, 9/4/09                   2,341,483
                                                                ------------
                                                                $ 14,527,914
----------------------------------------------------------------------------
             Tri-party Repurchase Agreements:
7,284,612    Deutsche Bank, 0.08%, 7/1/09                       $  7,284,612
8,673,710    Barclays Capital Markets, 0.01%, 7/1/09               8,673,710
                                                                ------------
                                                                $ 15,958,322
----------------------------------------------------------------------------

Shares
             Money Market Mutual Fund:
2,601,647    JPMorgan U.S. Government Money Market Fund         $  2,601,647
                                                                ------------
             Total Securities Lending Collateral                $ 58,056,485
----------------------------------------------------------------------------
             TOTAL TEMPORARY CASH INVESTMENTS
             (Cost $67,831,485)                                 $ 67,831,485
----------------------------------------------------------------------------
             TOTAL INVESTMENT IN SECURITIES -- 123.8%
             (Cost $259,015,798) (a)                            $302,266,383
----------------------------------------------------------------------------
             OTHER ASSETS AND LIABILITIES -- (23.8)%            $(58,034,605)
----------------------------------------------------------------------------
             TOTAL NET ASSETS -- 100.0%                         $244,231,778
============================================================================

(A.D.R.) American Depositary Receipt

*        Non-income producing security.

(a) At June 30, 2009, the net unrealized loss on investments based on cost for federal income tax purposes of $262,420,815 was as follows:

           Aggregate gross unrealized gain for all investments in which there is an
             excess of value over tax cost                                             $53,316,817
           Aggregate gross unrealized loss for all investments in which there is an
             excess of tax cost over value                                             (13,471,249)
                                                                                       -----------
           Net unrealized loss                                                         $39,845,568
                                                                                       ===========

The accompanying notes are an integral part of these financial statements.

22    Pioneer Growth Opportunities Fund | Semiannual Report | 6/30/09

(b)      At June 30, 2009, the following securities were out on loan:

         Shares    Description                             Value
          37,800   Abercrombie & Fitch Co.                 $ 959,742
         203,300   Abiomed, Inc.*                          1,793,106
          27,700   Alexion Pharmaceuticals, Inc.*          1,139,024
         100,000   Advanced Magnetics, Inc.*               5,467,000
          84,500   American Italian Pasta Co.*             2,462,330
          98,800   BioMarin Pharmaceutical, Inc.*          1,542,268
         377,700   Cardiome Pharma Corp.*                  1,405,044
           8,400   CardioNet, Inc.*                          137,088
         119,000   Carrizo Oil & Gas, Inc.*                2,040,850
          16,000   Church & Dwight Co, Inc.                  868,960
          36,600   Comtech Telecommunications Corp.*       1,166,808
          55,500   Concur Technologies, Inc.*              1,724,940
           7,300   CoStar Group, Inc.*                       291,051
           5,700   Digital Theater Systems, Inc.*            154,299
         194,900   Emulex Corp.*                           1,906,122
          11,400   Forrester Research, Inc.*                 279,870
          20,000   Gartner Group, Inc.*                      305,200
         197,000   Grand Canyon Education, Inc.*           3,305,660
           7,300   Gymboree Corp.*                           259,004
         130,000   Hansen Medical, Inc.*                     642,200
          37,460   IDEXX Laboratories, Inc.*               1,730,652
         207,200   Insulet Corp.*                          1,595,440
         126,600   Inverness Medical Innovations, Inc.*    4,504,428
          52,700   Iron Mountain, Inc.*                    1,515,125
          64,600   Leapfrog Enterprises, Inc.*               147,934
          20,000   Life Technologies Corp.*                  834,400
         394,600   MGIC Investment Corp.*                  1,736,240
           4,000   Microsemi Corp.*                           55,200
          27,000   Myriad Genetics, Inc.*                    962,550
           6,750   Myriad Pharmaceuticals, Inc.*              31,388
          48,300   Ormat Technologies, Inc.                1,946,973
         150,000   Penson Worldwide, Inc.*                 1,342,500
          28,000   Priceline.com, Inc.*                    3,123,400
          27,200   Psychiatric Solution, Inc.*               618,528
          29,000   Red Hat, Inc.*                            583,770
          18,800   Rosetta Stone, Inc.*                      515,872
         236,400   Sapient Corp.*                          1,486,956
          30,800   Teradyne, Inc.*                           211,288
          43,400   Thoratec Corp.*                         1,162,252
         147,900   Titanium Metals Corp.                   1,359,201

The accompanying notes are an integral part of these financial statements.

           Pioneer Growth Opportunities Fund | Semiannual Report | 6/30/09    23

         Shares    Description                             Value
         50,000    Tutor Perini Corp.*                     $   868,000
         67,500    The Ultimate Software Group, Inc.*        1,636,200
         10,800    Urban Outfitters, Inc.*                     225,396
          2,900    Wright Medical Group, Inc.*                  47,154
         -------------------------------------------------------------
                   Total                                   $56,091,413
         =============================================================

(c)      Securities lending collateral is managed by Credit Suisse, New York
         Branch.

         Purchases and sales of securities (excluding temporary cash investments) for the six months ended June 30, 2009 aggregated $156,825,713 and $173,540,331, respectively.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below. Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

     Level 1 -- quoted prices in active markets for identical securities
     Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
     Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The following is a summary of the inputs used as of June 30, 2009, in valuing the Fund's assets:

------------------------------------------------------------------------------------
                              Level 1         Level 2        Level 3    Total
------------------------------------------------------------------------------------
Common Stocks                 $231,366,212    $        --      $--      $231,366,212
Exchange Traded Funds            3,068,686             --       --         3,068,686
Temporary Cash Investments       2,601,647     65,229,838       --        67,831,485
------------------------------------------------------------------------------------
Total                         $237,036,545    $65,229,838      $--      $302,266,383
====================================================================================

The accompanying notes are an integral part of these financial statements.

24    Pioneer Growth Opportunities Fund | Semiannual Report | 6/30/09

Statement of Assets and Liabilities | 6/30/09 (unaudited)

ASSETS:
  Investment in securities (including securities loaned of $56,091,413)
   (cost $259,015,798)                                                     $302,266,383
  Cash                                                                        1,045,741
  Receivables --
   Investment securities sold                                                 5,092,377
   Fund shares sold                                                              21,411
   Dividends and interest                                                       140,066
  Other                                                                          32,805
---------------------------------------------------------------------------------------
     Total assets                                                          $308,598,783
---------------------------------------------------------------------------------------
LIABILITIES:
  Payables --
   Investment securities purchased                                         $  3,992,233
   Fund shares repurchased                                                    2,184,482
   Upon return of securities loaned                                          58,056,485
  Due to affiliates                                                              60,208
  Accrued expenses                                                               73,597
---------------------------------------------------------------------------------------
     Total liabilities                                                     $ 64,367,005
---------------------------------------------------------------------------------------
NET ASSETS:
  Paid-in capital                                                          $309,872,348
  Accumulated net investment loss                                              (716,056)
  Accumulated net realized loss on investments                             (108,175,099)
  Net unrealized gain on investments                                         43,250,585
---------------------------------------------------------------------------------------
     Total net assets                                                      $244,231,778
=======================================================================================
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $197,389,013/10,377,409 shares)                        $      19.02
  Class B (based on $1,492,300/90,670 shares)                              $      16.46
  Class C (based on $1,062,369/63,953 shares)                              $      16.61
  Class Y (based on $44,288,096/2,276,982 shares)                          $      19.45
MAXIMUM OFFERING PRICE:
  Class A ($19.02 [divided by] 94.25%)                                     $      20.18
=======================================================================================

The accompanying notes are an integral part of these financial statements.

           Pioneer Growth Opportunities Fund | Semiannual Report | 6/30/09    25

Statement of Operations (unaudited)

For the Six Months Ended 6/30/09

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $4,507)        $     369,749
  Interest                                                          23,212
  Income from securities loaned, net                               228,162
----------------------------------------------------------------------------------------------
     Total investment income                                                     $     621,123
----------------------------------------------------------------------------------------------
EXPENSES:
  Management fees                                            $     686,119
  Transfer agent fees and expenses
   Class A                                                         237,194
   Class B                                                           5,824
   Class C                                                           2,628
   Class Y                                                           1,147
  Distribution fees
   Class A                                                         210,968
   Class B                                                           5,875
   Class C                                                           3,653
  Administrative reimbursements                                     36,613
  Custodian fees                                                    18,583
  Shareholder communications expenses                               43,041
  Registration fees                                                 19,051
  Professional fees                                                 27,759
  Printing expense                                                  24,170
  Fees and expenses of nonaffiliated trustees                        3,160
  Miscellaneous                                                     11,473
----------------------------------------------------------------------------------------------
     Total expenses                                                              $   1,337,258
       Less fees paid indirectly                                                           (79)
----------------------------------------------------------------------------------------------
     Net expenses                                                                $   1,337,179
----------------------------------------------------------------------------------------------
       Net investment loss                                                       $    (716,056)
----------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND WRITTEN OPTIONS:
  Net realized gain (loss) on:
   Investments                                               $ (12,501,734)
   Written options                                                  59,071       $ (12,442,663)
----------------------------------------------------------------------------------------------
  Change in net unrealized gain on investments                                   $  52,601,684
----------------------------------------------------------------------------------------------
  Net gain on investments                                                        $  40,159,021
----------------------------------------------------------------------------------------------
  Net increase in net assets resulting from operations                           $  39,442,965
----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

26    Pioneer Growth Opportunities Fund | Semiannual Report | 6/30/09

Statement of Changes in Net Assets

For the Six Months Ended 6/30/09 and the Year Ended 12/31/08, respectively

                                                           Six Months
                                                           Ended
                                                           6/30/09            Year Ended
                                                           (unaudited)        12/31/08
FROM OPERATIONS:
Net investment loss                                        $   (716,056)      $    (624,134)
Net realized loss on investments and written options        (12,442,663)        (95,315,816)
Change in net unrealized gain (loss) on investments          52,601,684         (32,948,156)
-------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets resulting from
     operations                                            $ 39,442,965       $(128,888,106)
-------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREOWNERS:
Net realized gain:
   Class A ($0.00 and $0.31 per share, respectively)       $         --       $  (3,318,383)
   Class B ($0.00 and $0.31 per share, respectively)                 --             (25,429)
   Class C ($0.00 and $0.31 per share, respectively)                 --             (14,809)
   Class Y ($0.00 and $0.31 per share, respectively)                 --            (812,707)
-------------------------------------------------------------------------------------------
     Total distributions to shareowners                    $         --       $  (4,171,328)
-------------------------------------------------------------------------------------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                           $  4,873,257       $  26,358,287
Reinvestment of distributions                                        --           3,941,449
Cost of shares repurchased                                  (15,606,967)       (100,015,176)
-------------------------------------------------------------------------------------------
   Net decrease in net assets resulting from
     Fund share transactions                               $(10,733,710)      $ (69,715,440)
-------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets                   $ 28,709,255       $(202,774,874)
NET ASSETS:
Beginning of period                                         215,522,523         418,297,397
-------------------------------------------------------------------------------------------
End of period                                              $244,231,778       $ 215,522,523
-------------------------------------------------------------------------------------------
Accumulated net investment loss                            $   (716,056)      $          --
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

           Pioneer Growth Opportunities Fund | Semiannual Report | 6/30/09    27

                                    '09 Shares    '09 Amount           '08 Shares      '08 Amount
                                    (unaudited)   (unaudited)
Class A
Shares sold                           221,757     $ 3,727,411             411,113     $  8,845,461
Reinvestment of distributions              --              --             229,570        3,186,656
Less shares repurchased              (591,801)     (9,252,992)         (3,358,446)     (72,970,916)
--------------------------------------------------------------------------------------------------
   Net decrease                      (370,044)    $(5,525,581)         (2,717,763)    $(60,938,799)
==================================================================================================
CLASS B
Shares sold                            20,722     $   313,659               9,122     $    163,777
Reinvestment of distributions              --              --               1,902           23,076
Less shares repurchased               (12,952)       (184,395)            (34,502)        (613,049)
--------------------------------------------------------------------------------------------------
   Net increase (decrease)              7,770     $   129,264             (23,478)    $   (426,196)
==================================================================================================
CLASS C
Shares sold                            26,967     $   426,033              16,121     $    278,083
Reinvestment of distributions              --              --               1,187           14,508
Less shares repurchased               (12,639)       (188,092)            (13,831)        (258,929)
--------------------------------------------------------------------------------------------------
   Net increase                        14,328     $   237,941               3,477     $     33,662
==================================================================================================
CLASS Y
Shares sold                            27,511     $   406,154             796,124     $ 17,070,966
Reinvestment of distributions              --              --              50,722          717,209
Less shares repurchased              (349,467)     (5,981,488)         (1,178,467)     (26,172,282)
--------------------------------------------------------------------------------------------------
   Net decrease                      (321,956)    $(5,575,334)           (331,621)    $ (8,384,107)
==================================================================================================

The accompanying notes are an integral part of these financial statements.

28    Pioneer Growth Opportunities Fund | Semiannual Report | 6/30/09

Financial Highlights

-----------------------------------------------------------------------------------------------------------------------------------
                                                          Six Months
                                                          Ended         Year        Year        Year        Year       Year
                                                          6/30/09       Ended       Ended       Ended       Ended      Ended
                                                          (unaudited)   12/31/08    12/31/07    12/31/06    12/31/05   12/31/04 (a)
-----------------------------------------------------------------------------------------------------------------------------------
Class A
Net asset value, beginning of period                      $  15.95      $  25.24    $  28.81    $  31.16    $ 29.80    $ 24.38
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations:
 Net investment loss                                      $  (0.06)     $  (0.07)   $  (0.20)   $  (0.02)   $ (0.12)   $ (0.14)(b)
 Net realized and unrealized gain (loss) on investments       3.13         (8.91)      (1.01)       1.45       1.48       5.56
-----------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations      $   3.07      $  (8.98)   $  (1.21)   $   1.43    $  1.36    $  5.42
-----------------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net realized gain                                              --         (0.31)      (2.36)      (3.78)        --         --
-----------------------------------------------------------------------------------------------------------------------------------
Redemption fees                                                 --            --          --          --         --         --(c)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                $   3.07      $  (9.29)   $  (3.57)   $  (2.35)   $  1.36    $  5.42
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                            $  19.02      $  15.95    $  25.24    $  28.81    $ 31.16    $ 29.80
===================================================================================================================================
Total return*                                                19.25%       (35.39)%     (3.90)%      4.78%      4.56%     22.23%
Ratio of net expenses to average net assets+                  1.36%**       1.28%       1.17%       1.28%      1.26%      1.31%
Ratio of net investment loss to average net assets+          (0.77)%**     (0.29)%     (0.65)%     (0.39)%    (0.56)%    (0.55)%
Portfolio turnover rate                                        152%**        221%        104%         99%        83%        17%
Net assets, end of period (in thousands)                  $197,389      $171,415    $339,870    $428,128    $53,000    $23,225
Ratios with no waiver of fees and assumption of
 expenses by the Adviser and no reduction for fees paid
 indirectly:
 Net expenses                                                 1.36%**       1.28%       1.17%       1.28%      1.26%      2.29%
 Net investment loss                                         (0.77)%**     (0.29)%     (0.65)%     (0.39)%    (0.56)%    (1.53)%
Ratios with waiver of fees and assumption of expenses
 by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                 1.36%**       1.28%       1.16%       1.28%      1.26%      1.31%
 Net investment loss                                         (0.77)%**     (0.28)%     (0.64)%     (0.39)%    (0.56)%    (0.55)%
===================================================================================================================================

(a) Effective August 2, 2004, PIM became the interim adviser of the Fund and subsequently became the adviser on December 10, 2004.
(b) Net investment loss per share has been calculated using the average shares method.
(c)  Amount rounds to less than $0.01 cent per share.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.

             Pioneer Growth Opportunities Fund | Semiannual Report | 6/30/09  29

-----------------------------------------------------------------------------------------------------------------------------------
                                                         Six Months
                                                         Ended         Year        Year        Year        Year        Year
                                                         6/30/09       Ended       Ended       Ended       Ended       Ended
                                                         (unaudited)   12/31/08    12/31/07    12/31/06    12/31/05    12/31/04 (a)
-----------------------------------------------------------------------------------------------------------------------------------
Class B
Net asset value, beginning of period                     $ 13.90       $ 22.42     $ 26.19     $ 28.94     $ 27.94     $  23.05
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations:
 Net investment loss                                     $ (0.15)      $ (0.39)    $ (0.48)    $ (0.48)    $ (0.16)    $  (0.47)(b)
 Net realized and unrealized gain (loss) on investments     2.71         (7.82)      (0.93)       1.51        1.16         5.36
-----------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations     $  2.56       $ (8.21)    $ (1.41)    $  1.03     $  1.00     $   4.89
-----------------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net realized gain                                            --         (0.31)      (2.36)      (3.78)         --           --
-----------------------------------------------------------------------------------------------------------------------------------
Redemption fees                                               --            --          --          --          --           --(c)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value               $  2.56       $ (8.52)    $ (3.77)    $ (2.75)    $  1.00     $   4.89
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $ 16.46       $ 13.90     $ 22.42     $ 26.19     $ 28.94     $  27.94
===================================================================================================================================
Total return*                                              18.42%       (36.41)%     (5.06)%      3.74%       3.58%       21.21%
Ratio of net expenses to average net assets+                2.94%**       2.84%       2.40%       2.40%       2.37%        2.08%
Ratio of net investment loss to average net assets+        (2.35)%**     (1.86)%     (1.88)%     (1.67)%     (1.72)%      (1.37)%
Portfolio turnover rate                                      152%**        221%        104%         99%         83%          17%
Net assets, end of period (in thousands)                 $ 1,492       $ 1,153     $ 2,385     $ 3,145     $ 3,503     $     10
Ratios with no waiver of fees and assumption of
 expenses by the Adviser and no reduction for fees paid
 indirectly:
 Net expenses                                               2.94%**       2.84%       2.40%       2.40%       2.37%        2.33%
 Net investment loss                                       (2.35)%**     (1.86)%     (1.88)%     (1.67)%     (1.72)%      (1.63)%
Ratios with waiver of fees and assumption of expenses
 by the Adviser and reduction for fees paid indirectly:
 Net expenses                                               2.94%**       2.82%       2.37%       2.38%       2.37%        2.08%
 Net investment loss                                       (2.35)%**     (1.84)%     (1.85)%     (1.65)%     (1.71)%      (1.37)%
===================================================================================================================================

(a) Effective August 2, 2004, PIM became the interim adviser of the Fund and subsequently became the adviser on December 10, 2004.
(b) Net investment loss per share has been calculated using the average shares method.
(c)  Amount rounds to less than $0.01 cent per share.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

30   Pioneer Growth Opportunities Fund | Semiannual Report | 6/30/09

-----------------------------------------------------------------------------------------------------------------------------------
                                                          Six Months
                                                          Ended         Year         Year        Year        Year       Year
                                                          6/30/09       Ended        Ended       Ended       Ended      Ended
                                                          (unaudited)   12/31/08     12/31/07    12/31/06    12/31/05   12/31/04 (a)
-----------------------------------------------------------------------------------------------------------------------------------
Class C
Net asset value, beginning of period                      $ 14.02       $  22.57     $ 26.32     $ 29.01     $ 27.94    $ 23.05
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations:
 Net investment loss                                      $ (0.12)      $  (0.27)    $ (0.46)    $ (0.36)    $ (0.16)   $ (0.33)(b)
 Net realized and unrealized gain (loss) on investments      2.71          (7.97)      (0.93)       1.45        1.23       5.22
-----------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations      $  2.59       $  (8.24)    $ (1.38)    $  1.09     $  1.07    $  4.89
-----------------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net realized gain                                             --          (0.31)     ( 2.36)      (3.78)         --         --
-----------------------------------------------------------------------------------------------------------------------------------
Redemption fees                                                --             --          --          --          --         --(c)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                $  2.59       $  (8.55)    $ (3.75)    $ (2.69)    $  1.07    $  4.89
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                            $ 16.61       $  14.02     $ 22.57     $ 26.32     $ 29.01    $ 27.94
===================================================================================================================================
Total return*                                               18.47%        (36.30)%     (4.96)%      3.93%       3.83%     21.21%
Ratio of net expenses to average net assets+                 2.75%**        2.65%       2.22%       2.27%       2.02%      2.08%
Ratio of net investment loss to average net assets+         (2.15)%**      (1.64)%     (1.70)%     (1.52)%     (1.36)%    (1.35)%
Portfolio turnover rate                                       152%**         221%        104%         99%         83%        17%
Net assets, end of period (in thousands)                  $ 1,062       $    696     $ 1,042     $ 1,381     $   887    $    10
Ratios with no waiver of fees and assumption of
 expenses by the Adviser and no reduction for fees paid
 indirectly:
 Net expenses                                                2.75%**        2.65%       2.22%       2.27%       2.02%      2.35%
 Net investment loss                                        (2.15)%**      (1.64)%     (1.70)%     (1.52)%     (1.36)%    (1.62)%
Ratios with waiver of fees and assumption of expenses
 by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                2.75%**        2.64%       2.20%       2.26%       2.02%      2.08%
 Net investment loss                                        (2.15)%**      (1.63)%     (1.68)%     (1.51)%     (1.36)%    (1.35)%
===================================================================================================================================

(a) Effective August 2, 2004, PIM became the interim adviser of the Fund and subsequently became the adviser on December 10, 2004.
(b) Net investment loss per share has been calculated using the average shares method.
(c)  Amount rounds to less than $0.01 cent per share.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

             Pioneer Growth Opportunities Fund | Semiannual Report | 6/30/09  31

--------------------------------------------------------------------------------------------------------------------------------
                                                             Six Months
                                                             Ended          Year         Year         Year
                                                             6/30/09        Ended        Ended        Ended        9/23/05 to
                                                             (unaudited)    12/31/08     12/31/07     12/31/06     12/31/05 (a)
--------------------------------------------------------------------------------------------------------------------------------
Class Y
Net asset value, beginning of period                         $  16.26       $  25.59     $ 29.05      $  31.19     $   30.48
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations:
 Net investment gain (loss)                                  $  (0.02)      $   0.05     $ (0.06)     $   0.01     $   (0.01)
 Net realized and unrealized gain (loss) on investments          3.21          (9.07)      (1.04)         1.63          0.72
--------------------------------------------------------------------------------------------------------------------------------
  Net increase from investment operations                    $   3.19       $  (9.02)    $ (1.10)     $   1.64     $    0.71
--------------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net realized gain                                                 --          (0.31)      (2.36)        (3.78)           --
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                   $   3.19       $  (9.33)    $ (3.46)     $  (2.14)    $    0.71
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                               $  19.45       $  16.26     $ 25.59      $  29.05     $   31.19
================================================================================================================================
Total return*                                                   19.62%        (35.06)%     (3.48)%        5.46%         4.66%(b
Ratio of net expenses to average net assets+                     0.79%**        0.79%       0.71%         0.72%         0.78%**
Ratio of net investment gain (loss) to average net assets+      (0.20)%**       0.23%      (0.19)%        0.00%        (0.15)%**
Portfolio turnover rate                                           152%**         221%        104%           99%           83%
Net assets, end of period (in thousands)                     $ 44,288       $ 42,259     $75,001      $139,415     $ 215,755
Ratios with waiver of fees and assumption of expenses
 by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                    0.79%**        0.79%       0.71%         0.70%         0.77%**
 Net investment income (loss)                                   (0.20)%**       0.23%      (0.19)%        0.02%        (0.14)%**
================================================================================================================================

(a)  Class Y shares were first offered September 23, 2005.
(b)  Not annualized.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.

32   Pioneer Growth Opportunities Fund | Semiannual Report | 6/30/09

Notes to Financial Statements | 6/30/09 (unaudited)

1.   Organization and Significant Accounting Policies

Pioneer Growth Opportunities Fund (the Fund) is one of seven series of portfolios comprising Pioneer Series Trust II, a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund is the successor to the Safeco Growth Opportunities Fund. Safeco Growth Opportunities Fund transferred all of its net assets in exchange for the Fund's Investor Class shares on December 10, 2004 pursuant to an agreement and plan of reorganization (the "reorganization" which was approved by the shareholders of Safeco Growth Opportunities Fund on December 8, 2004). The Fund had no assets or liabilities prior to the reorganization. Accordingly, the reorganization, which was a tax-free exchange, had no effect on the Fund's operations. The investment objective of the Fund is growth of capital.

The Fund offers four classes of shares designated as Class A, Class B, Class C and Class Y shares. Investor Class shares converted to Class A shares on December 10, 2006. Each class of shares represents an interest in the same portfolio of investments of the Fund and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different class-specific fees and expenses such as transfer agent and distribution fees. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends by each class. The Amended and Restated Declaration of Trust of the Fund gives the Board the flexibility to specify either per-share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per-share voting, each share of a class of the Fund is entitled to one vote. Under dollar-weighted voting, a shareholder's voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Share classes have exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class Y shares. Class B shares convert to Class A shares eight years after the date of purchase.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses, and gain or loss on investments during the reporting period. Actual results could differ from those estimates.

           Pioneer Growth Opportunities Fund | Semiannual Report | 6/30/09    33

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. The Fund's prospectuses contain unaudited information regarding the Fund's principal risks. Please refer to those documents when considering the Fund's principal risks.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

A.   Security Valuation

     Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange
     (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market prices and/or quotations are not readily available are valued using fair value methods pursuant to procedures adopted by the Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. The Fund may also use fair value methods to value a security, including a non-U.S. security, when the closing market price on the principal exchange where the security is traded no longer reflects the value of the security. At June 30, 2009, there were no securities that were valued using fair value methods (other than securities valued using prices supplied by independent pricing services). Temporary cash investments are valued at cost, which approximates market value.

     Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis.

     Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B.   Foreign Currency Translation

     The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates. Net realized gains and losses on foreign currency transactions represent, among other things, the net realized gains and losses on

34    Pioneer Growth Opportunities Fund | Semiannual Report | 6/30/09
     foreign currency contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the statement of operations from the effects of changes in market price of those securities but are included with the net realized and unrealized gain or loss on investments.

C.   Federal Income Taxes

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal tax provision is required. Tax years for the prior three fiscal years remain subject to examination by tax authorities.

     The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

     The Fund has elected to defer $28,317,595 of capital losses recognized between November 1, 2008 and December 31, 2008 to its fiscal year ending December 31, 2009.

     At December 31, 2008, the Fund had a net capital loss carryforward of $64,009,824, which will expire in 2016 if not utilized.

     The tax character of current year distributions paid will be determined at the end of the current taxable year. The tax character of distributions paid during the year ended December 31, 2008 was as follows:

   -----------------------------------------------------------------------------
                                                                            2008
   -----------------------------------------------------------------------------
   Distributions paid from:
   Long-term capital gain                                             $4,171,328
   -----------------------------------------------------------------------------
    Total                                                             $4,171,328
   -----------------------------------------------------------------------------

     The following shows the components of distributable earnings on a federal income tax basis at December 31, 2008.

   -----------------------------------------------------------------------------
                                                                            2008
   -----------------------------------------------------------------------------
   Distributable earnings:
   Capital loss carryforward                                       $(64,009,824)
   Post-October loss deferred                                       (28,317,595)
   Unrealized depreciation                                          (12,756,116)
   -----------------------------------------------------------------------------
    Total                                                          $105,083,535
   -----------------------------------------------------------------------------

              Pioneer Growth Opportunities Fund | Semiannual Report | 6/30/09
35

     The difference between book-basis and tax-basis unrealized depreciation is attributable to the tax deferral of losses on wash sales.

D.   Fund Shares

     The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredit S.p.A. (UniCredit), earned $1,002 in underwriting commissions on the sale of Class A shares during the six months ended June 30, 2009.

E.   Class Allocations

     Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on their respective percentage of adjusted net assets at the beginning of the day. Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B and Class C shares of the Fund, respectively (see Note 4). Class Y shares are not subject to a distribution plan. Shareowners of each class participate in all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3.)

     Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner and at the same time, except that Class A, Class B, Class C, and Class Y shares can bear different transfer agent and distribution expense rates.

F.   Securities Lending

     The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors. When entering into a securities loan transaction, the Fund typically receives cash collateral from the borrower equal to at least the value of the securities loaned, which is invested in temporary cash investments. Credit Suisse, New York Branch, as the Fund's securities lending agent, manages the Fund's securities lending collateral. The income earned on the investment of collateral is shared with the borrower and the lending agent in payment of any rebate due to the borrower with respect to the securities loan, and in compensation for the lending agent's services to the Fund. The Fund also continues to receive payments in lieu of dividends and interest on the securities loaned. Gain or loss on the value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The amount of the collateral is required to be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Fund has the

36    Pioneer Growth Opportunities Fund | Semiannual Report | 6/30/09
     right, under the lending agreement, to terminate the loan and recover the securities from the borrower with prior notice. The Fund will be required to return the cash collateral to the borrower and could suffer a loss if the value of the collateral, as invested, has declined.

G.   Repurchase Agreements

     With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest, is required to be at least equal to or in excess of the value of the repurchase agreement. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

H.   Option Writing

     When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option. The average number of contracts open during the first month of the reporting period ended June 30, 2009 was
     500. There were no open written call options at June 30, 2009.

2.   Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredit, manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.65% of the Fund's average daily net assets.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. Included in "Due to Affiliates" reflected on the Statement of Assets and Liabilities is $4,746 in management fees, administrative costs and certain other fees payable to PIM at June 30, 2009.

           Pioneer Growth Opportunities Fund | Semiannual Report | 6/30/09    37

3.   Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredit, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates.

In addition, the Fund reimbursed PIMSS for out-of-pocket expenses related to shareholder communications activities such as proxy and statement mailings, outgoing phone calls and omnibus relationship contracts. For the six months ended June 30, 2009, such out of pocket expenses by class of shares were as follows:

--------------------------------------------------------------------------------
Shareholder Communications:
--------------------------------------------------------------------------------
Class A                                                                  $40,822
Class B                                                                      996
Class C                                                                      892
Class Y                                                                      331
--------------------------------------------------------------------------------
  Total                                                                  $43,041
================================================================================

Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $54,037 in transfer agent fees and shareholder communications expenses payable to PIMSS at June 30, 2009.

4.   Distribution Plan

The Fund adopted a Distribution Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 with respect to its Class A, Class B and Class C shares. Pursuant to the Plan, the Fund pays PFD 0.25% of the average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares. Pursuant to the Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to Class B and Class C shares. The fee for Class B and Class C shares consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $1,425 in distribution fees payable to PFD at June 30, 2009.

In addition, redemptions of each class of shares (except Class Y shares) may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase (within 12 months for purchases made on or after April 1, 2009). Class B shares that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%, based on the lower of cost or market value of shares being redeemed. Proceeds

38    Pioneer Growth Opportunities Fund | Semiannual Report | 6/30/09
from the CDSCs are paid to PFD. For the six months ended June 30, 2009, CDSCs in the amount of $1,079 were paid to PFD.

5.   Expense Offset Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses, due to interest earned on cash held by PIMSS. For the six months ended June 30, 2009, the Fund's expenses were reduced by $79 under such arrangements.

6.   Additional Disclosures about Derivative Instruments and Hedging Activities

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2009 was as follows:

Derivatives Not                 Location of                              Realized
Accounted for as                Gain or (Loss)                           Gain or (Loss)
Hedging Instruments             On Derivatives                           on Derivatives
Under Statement 133             Recognized in Income                     Recognized in Income
Equity Contracts - Options      Net realized gain on written options     $59,071

7.   Subsequent Events

In preparing these financial statements, PIM has evaluated the impact of all subsequent events and transactions for potential recognition or disclosure through August 21, 2009, the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

           Pioneer Growth Opportunities Fund | Semiannual Report | 6/30/09    39

Trustees, Officers and Service Providers

Trustees                          Officers
John F. Cogan, Jr., Chairman      John F. Cogan, Jr., President
David R. Bock                     Daniel K. Kingsbury, Executive Vice President
Mary K. Bush                      Mark E. Bradley, Treasurer
Benjamin M. Friedman              Dorothy E. Bourassa, Secretary
Margaret B.W. Graham
Daniel K. Kingsbury
Thomas J. Perna
Marguerite A. Piret
Stephen K. West

Investment Adviser and Administrator
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Bingham McCutchen LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.

40    Pioneer Growth Opportunities Fund | Semiannual Report | 6/30/09

                            This page for your notes.

           Pioneer Growth Opportunities Fund | Semiannual Report | 6/30/09    41

                            This page for your notes.

42    Pioneer Growth Opportunities Fund | Semiannual Report | 6/30/09

                            This page for your notes.

           Pioneer Growth Opportunities Fund | Semiannual Report | 6/30/09    43

                            This page for your notes.

44    Pioneer Growth Opportunities Fund | Semiannual Report | 6/30/09

How to Contact Pioneer

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:
--------------------------------------------------------------------------------
Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Telecommunications Device for the Deaf (TDD)                      1-800-225-1997

Write to us:
--------------------------------------------------------------------------------
PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                 1-800-225-4240

Our internet e-mail address                   ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)

Visit our web site: pioneerinvestments.com

This report must be accompanied by a prospectus.

The Fund files a complete schedule of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


Pioneer Small and Mid Cap
Growth Fund*
--------------------------------------------------------------------------------
Semiannual Report | June 30, 2009
--------------------------------------------------------------------------------


Ticker Symbols:
Class A   PAPPX
Class B   MCSBX
Class C   CGCPX


*The reorganization of Pioneer Small and Mid Cap Growth Fund into Pioneer Oak Ridge Small Cap Growth Fund has been approved by each fund's board of trustees. The proposed reorganization, which is subject to shareholder approval, is expected to qualify as a tax-free reorganization, which generally means that the reorganization will result in no income, gain or loss being recognized for federal income tax purposes by either fund or its shareholders as a direct result of the reorganization. If approved by the shareholders of Pioneer Small and Mid Cap Growth Fund, the reorganization is expected to occur on or about September 18, 2009, or as soon as possible thereafter. There can be no assurance that the reorganization will be approved or, if approved, completed.


[LOGO]PIONEER
      Investments(R)
                        visit us: pioneerinvestments.com

Table of Contents


Letter to Shareowners                                                          2

Portfolio Summary                                                              4

Prices and Distributions                                                       5

Performance Update                                                             7

Comparing Ongoing Fund Expenses                                               11

Schedule of Investments                                                       13

Financial Statements                                                          18

Notes to Financial Statements                                                 25

Trustees, Officers and Service Providers                                      31


        Pioneer Small and Mid Cap Growth Fund | Semiannual Report | 6/30/09    1

President's Letter

Dear Shareowner,

Stock and bond markets around the globe have been experiencing one of their most tumultuous periods in history. Investors have witnessed volatility of a magnitude that many have never before seen. Distance often provides the best vantage point for perspective. Still, we believe that the benefits of basic investment principles that have stood the test of time -- even in the midst of market turmoil -- cannot be underestimated.

First, invest for the long term. The founder of Pioneer Investments, Philip L. Carret, began his investment career during the 1920s. One lesson he learned is that while great prosperity affords an advantageous time for selling stocks, extreme economic slumps can create opportunities for purchase. Indeed, many of our portfolio managers, who follow the value-conscious investing approach of our founder, are looking at recent market conditions as an opportunity to buy companies whose shares we believe have been unjustifiably beaten down by indiscriminate selling, but that we have identified as having strong prospects over time. While investors may be facing a sustained market downturn, we continue to believe that patience, along with staying invested in the market, are important considerations for long-term investors.

A second principle is to stay diversified across different types of investments. The global scope of the current market weakness poses challenges for this basic investment axiom. But the turbulence makes now a good time to reassess your portfolio and make sure that your investments continue to meet your needs. We believe you should work closely with your financial advisor to find the mix of stocks, bonds and money market assets that is best aligned to your particular risk tolerance and investment objective.

As the investment markets sort through the continuing crisis in the financial industry, we are staying focused on the fundamentals and risk management. With more than 80 years of experience behind us, we have learned how to navigate turbulent markets. At Pioneer Investments, risk management has always been a critical part of our culture -- not just during periods of extraordinary volatility. Our investment process is based on fundamental research, quantitative analysis and active portfolio management. This three-pillared process, which we apply to each of our portfolios, is supported by an integrated team approach and is designed to carefully balance risk and reward. While we


2    Pioneer Small and Mid Cap Growth Fund | Semiannual Report | 6/30/09
see potential chances for making money in many corners of the market, it takes research and experience to separate solid investment opportunities from speculation.

We invite you to learn more about Pioneer and our time-tested approach to investing by consulting with your financial advisor or visiting us online at www.pioneerinvestments.com. Thank you for investing with Pioneer.

Respectfully,

/s/ Daniel K. Kingsbury

Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA, Inc.


Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.


        Pioneer Small and Mid Cap Growth Fund | Semiannual Report | 6/30/09    3

Portfolio Summary | 6/30/09

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

U.S. Common Stocks                                                          85.4%
Temporary Cash Investments                                                  14.1%
Depositary Receipts for International Stocks                                 0.5%


Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

Information Technology                                                      25.2%
Health Care                                                                 22.7%
Consumer Discretionary                                                      13.9%
Financials                                                                  11.6%
Industrials                                                                 11.5%
Materials                                                                    7.1%
Energy                                                                       4.1%
Consumer Staples                                                             3.9%


10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings) *

 1.  Informatica Corp.                                                      4.67%
 2.  Micros Systems, Inc.                                                   4.31
 3.  Federated Investors, Inc.                                              4.24
 4.  Dentsply International, Inc.                                           4.10
 5.  State Street Corp.                                                     4.06
 6.  AMETEK, Inc.                                                           4.06
 7.  Clorox Co.                                                             3.93
 8.  PetSmart, Inc.                                                         3.90
 9.  O'Reilly Automotive, Inc.                                              3.88
10.  Microchip Technology, Inc.                                             3.78

* This list excludes temporary cash investments and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.


4    Pioneer Small and Mid Cap Growth Fund | Semiannual Report | 6/30/09

Prices and Distributions | 6/30/09

Net Asset Value per Share
--------------------------------------------------------------------------------

     Class                        6/30/09                       12/31/08
       A                          $ 23.69                       $ 20.69
--------------------------------------------------------------------------------
       B                          $ 22.46                       $ 19.72
--------------------------------------------------------------------------------
       C                          $ 22.56                       $ 19.80
--------------------------------------------------------------------------------

Distributions per Share: 1/1/09-6/30/09
--------------------------------------------------------------------------------

                     Net Investment         Short-Term           Long-Term
     Class              Income             Capital Gains       Capital Gains
       A                $ --                  $ --                $ --
--------------------------------------------------------------------------------
       B                $ --                  $ --                $ --
--------------------------------------------------------------------------------
       C                $ --                  $ --                $ --
--------------------------------------------------------------------------------

Index Definitions
--------------------------------------------------------------------------------
The Russell Mid Cap Growth Index measures the performance of U.S. mid-cap growth stocks. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an index.

The index defined here pertains to the "Value of $10,000 Investment" charts on pages 7-10.

Note to Shareholders: The Fund instituted the following investment policy change on February 1, 2009, regarding the index it uses for market capitalization purposes, and the corresponding section of the prospectus will read as follows. Please refer to the prospectus for the full text of the supplemented section.

Principal investment strategies: Normally, the Fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in equity securities of small and mid-capitalization issuers, that is those with market values, at the time of investment, that do not exceed the market capitalization of the largest company within the Russell Mid Cap Growth Index (the Russell Index). Previously, the Standard and Poor's 400 Mid Cap 400 Index was used by the Fund as a benchmark for market capitalization purposes. The size of the companies in the Russell Index may change dramatically as a result of market conditions and the composition of the Index. The Fund's investments will not be confined to securities issued by companies included in an


        Pioneer Small and Mid Cap Growth Fund | Semiannual Report | 6/30/09    5
index. For purposes of the fund's investment policies, equity securities include common stocks, convertible debt and other equity instruments, such as exchange-traded funds (ETFs) that invest primarily in equity securities, equity interests in real estate investment trusts (REITs), depositary receipts, warrants, rights and preferred stocks.


6    Pioneer Small and Mid Cap Growth Fund | Semiannual Report | 6/30/09

Performance Update | 6/30/09                                      Class A Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Small and Mid Cap Growth Fund at public offering price, compared to that of the Russell Mid Cap Growth Index.


Average Annual Total Returns
(As of June 30, 2009)
------------------------------------------------------------------
                                    Net Asset     Public Offering
Period                              Value (NAV)   Price (POP)
------------------------------------------------------------------
 10 Years                             5.25%         4.62%
 5 Years                              0.25         -0.93
 1 Year                             -20.28        -24.86
------------------------------------------------------------------
 Expense Ratio
 (Per prospectus dated May 1, 2009)
------------------------------------------------------------------
                                    Gross         Net
------------------------------------------------------------------
                                      1.79%         1.25%
------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                         Pioneer Small and          Russell Mid Cap
                        Mid Cap Growth Fund          Growth Index
                        -------------------          ------------
6/99                            9,425                   10,000
                               13,636                   14,859
6/01                           13,942                   10,177
                               13,165                    7,497
6/03                           12,833                    8,048
                               15,515                   10,247
6/05                           15,270                   11,360
                               16,666                   12,842
6/07                           19,527                   15,375
                               19,709                   14,387
6/09                           15,712                   10,024

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 5/1/10 for Class A Shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Small and Mid Cap Growth Fund acquired the assets of Papp Small & Mid-Cap Growth Fund in a reorganization on 2/20/04. The performance of Class A shares of the Fund from 12/15/98 to 2/20/04 is the performance of Papp Small & Mid-Cap Growth Fund's single class, which has been restated to reflect any applicable sales charges and Rule 12b-1 fees (but not other differences in expenses). This adjustment has the effect of reducing the previously reported performance of Papp Small & Mid-Cap Growth Fund.

Small and mid-sized companies may offer the potential for higher returns, but are also subject to greater short-term price fluctuations than larger, more established companies. The Fund invests in a limited number of securities and, as a result, the Fund's performance may be more volatile than the performance of other funds holding more securities. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.


        Pioneer Small and Mid Cap Growth Fund | Semiannual Report | 6/30/09    7

Performance Update | 6/30/09                                      Class B Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Small and Mid Cap Growth Fund, compared to that of the Russell Mid Cap Growth Index.


Average Annual Total Returns
(As of June 30, 2009)
----------------------------------------------------------------
                                      If             If
Period                                Held           Redeemed
----------------------------------------------------------------
 10 Years                               4.37%          4.37%
 5 Years                               -0.68          -0.68
 1 Year                               -21.09         -24.13
----------------------------------------------------------------
 Expense Ratio
 (Per prospectus dated May 1, 2009)
----------------------------------------------------------------
                                      Gross          Net
----------------------------------------------------------------
                                        2.68%          2.15%
----------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                         Pioneer Small and          Russell Mid Cap
                        Mid Cap Growth Fund          Growth Index
                        -------------------          ------------
6/99                           10,000                   10,000
                               14,366                   14,859
6/01                           14,579                   10,177
                               13,663                    7,497
6/03                           13,220                    8,048
                               15,869                   10,247
6/05                           15,478                   11,360
                               16,737                   12,842
6/07                           19,420                   15,375
                               19,434                   14,387
6/09                           15,335                   10,024

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If Redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for Class B shares continues to be 4%. For more complete information, please see the prospectus for details. Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit www.pioneerinvestments.com.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 5/1/10 for Class B Shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.


The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Small and Mid Cap Growth Fund acquired the assets of Papp Small & Mid-Cap Growth Fund in a reorganization on 2/20/04. The performance of Class B shares of the Fund from 12/15/98 to 2/20/04 is the performance of Papp Small & Mid-Cap Growth Fund's single class, which has been restated to reflect any applicable sales charges and Rule 12b-1 fees (but not other differences in expenses). This adjustment has the effect of reducing the previously reported performance of Papp Small & Mid-Cap Growth Fund.


8    Pioneer Small and Mid Cap Growth Fund | Semiannual Report | 6/30/09

Small and mid-sized companies may offer the potential for higher returns, but are also subject to greater short-term price fluctuations than larger, more established companies. The Fund invests in a limited number of securities and, as a result, the Fund's performance may be more volatile than the performance of other funds holding more securities. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.


        Pioneer Small and Mid Cap Growth Fund | Semiannual Report | 6/30/09    9

Performance Update | 6/30/09                                      Class C Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Small and Mid Cap Growth Fund, compared to that of the Russell Mid Cap Growth Index.


Average Annual Total Returns
(As of June 30, 2009)
----------------------------------------------------------------
                                      If             If
Period                                Held           Redeemed
----------------------------------------------------------------
 10 Years                               4.41%          4.41%
 5 Years                               -0.61          -0.61
 1 Year                               -21.02         -21.02
----------------------------------------------------------------
 Expense Ratio
 (Per prospectus dated May 1, 2009)
----------------------------------------------------------------
                                      Gross          Net
----------------------------------------------------------------
                                        2.60%          2.15%
----------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                         Pioneer Small and          Russell Mid Cap
                        Mid Cap Growth Fund          Growth Index
                        -------------------          ------------
6/99                           10,000                    10,000
                               14,366                    14,859
6/01                           14,579                    10,177
                               13,663                     7,497
6/03                           13,220                     8,048
                               15,875                    10,247
6/05                           15,496                    11,360
                               16,774                    12,842
6/07                           19,481                    15,375
                               19,495                    14,387
6/09                           15,398                    10,024

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 5/1/10 for Class C Shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Small and Mid Cap Growth Fund acquired the assets of Papp Small & Mid-Cap Growth Fund in a reorganization on 2/20/04. The performance of Class C shares of the Fund from 12/15/98 to 2/20/04 is the performance of Papp Small & Mid-Cap Growth Fund's single class, which has been restated to reflect any applicable sales charges and Rule 12b-1 fees (but not other differences in expenses). This adjustment has the effect of reducing the previously reported performance of Papp Small & Mid-Cap Growth Fund.

Small and mid-sized companies may offer the potential for higher returns, but are also subject to greater short-term price fluctuations than larger, more established companies. The Fund invests in a limited number of securities and, as a result, the Fund's performance may be more volatile than the performance of other funds holding more securities. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.


10    Pioneer Small and Mid Cap Growth Fund | Semiannual Report | 6/30/09

Comparing Ongoing Fund Expenses

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables
--------------------------------------------------------------------------------
Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

(1) Divide your account value by $1,000
    Example: an $8,600 account value [divided by] $1,000 = 8.6

(2) Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Small and Mid Cap Growth Fund

Based on actual returns from January 1, 2009 through June 30, 2009.

--------------------------------------------------------------------------------
 Share Class                               A                B                C
--------------------------------------------------------------------------------
 Beginning Account                    $1,000.00       $1,000.00       $1,000.00
 Value on 1/1/09
--------------------------------------------------------------------------------
 Ending Account                       $1,145.00       $1,138.90       $1,139.40
 Value on 6/30/09
--------------------------------------------------------------------------------
 Expenses Paid                            $6.65          $11.40          $11.40
 During Period*
--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.25%, 2.15% and 2.15% for Class A, Class B and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).


       Pioneer Small and Mid Cap Growth Fund | Semiannual Report | 6/30/09    11

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.


You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Small and Mid Cap Growth Fund

Based on a hypothetical 5% per year return before expenses, reflecting the period from January 1, 2009 through June 30, 2009.


--------------------------------------------------------------------------------
 Share Class                               A                B                C
--------------------------------------------------------------------------------
 Beginning Account                     $1,000.00       $1,000.00       $1,000.00
 Value on 1/1/09
--------------------------------------------------------------------------------
 Ending Account                        $1,018.60       $1,014.13       $1,014.13
 Value on 6/30/09
--------------------------------------------------------------------------------
 Expenses Paid                             $6.26          $10.74          $10.74
 During Period*
--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.25%, 2.15% and 2.15% for Class A, Class B and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).


12    Pioneer Small and Mid Cap Growth Fund | Semiannual Report | 6/30/09

Schedule of Investments | 6/30/09 (unaudited)


 Shares                                                      Value
            COMMON STOCKS -- 91.8%
            ENERGY -- 3.8%
            Oil & Gas Equipment & Services -- 2.6%
 27,700     FMC Technologies, Inc.*                          $1,040,966
 52,700     TETRA Technologies, Inc.*                           419,492
                                                             ----------
                                                             $1,460,458
-----------------------------------------------------------------------
            Oil & Gas Exploration & Production - 1.2%
 20,000     Forest Oil Corp.*(b)                             $  298,400
 10,300     Whiting Petroleum Corp.*                            362,148
                                                             ----------
                                                             $  660,548
                                                             ----------
            Total Energy                                     $2,121,006
-----------------------------------------------------------------------
            MATERIALS - 6.5%
            Industrial Gases - 3.4%
 47,100     Airgas, Inc.                                     $1,908,963
-----------------------------------------------------------------------
            Specialty Chemicals - 3.1%
 34,500     Sigma-Aldrich Corp.                              $1,709,820
                                                             ----------
            Total Materials                                  $3,618,783
-----------------------------------------------------------------------
            CAPITAL GOODS - 9.3%
            Electrical Component & Equipment - 3.7%
 60,000     AMETEK, Inc.                                     $2,074,800
-----------------------------------------------------------------------
            Industrial Machinery - 5.6%
 68,000     Gardner Denver, Inc.*                            $1,711,560
 57,000     Idex Corp.                                        1,400,490
                                                             ----------
                                                             $3,112,050
                                                             ----------
            Total Capital Goods                              $5,186,850
-----------------------------------------------------------------------
            TRANSPORTATION - 1.2%
            Air Freight & Couriers - 1.2%
 20,500     Expeditors International of Washington, Inc.     $  683,470
                                                             ----------
            Total Transportation                             $  683,470
-----------------------------------------------------------------------
            CONSUMER DURABLES & APPAREL - 1.9%
            Apparel, Accessories & Luxury Goods - 1.9%
 39,000     Coach, Inc.                                      $1,048,320
                                                             ----------
            Total Consumer Durables & Apparel                $1,048,320
-----------------------------------------------------------------------
            CONSUMER SERVICES - 3.2%
            Education Services - 3.2%
 35,600     DeVry, Inc.                                      $1,781,424
                                                             ----------
            Total Consumer Services                          $1,781,424
-----------------------------------------------------------------------
            MEDIA - 0.5%
            Advertising - 0.5%
  9,000     WPP Plc (A.D.R.)                                 $  299,340
                                                             ----------
            Total Media                                      $  299,340
-----------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


       Pioneer Small and Mid Cap Growth Fund | Semiannual Report | 6/30/09    13

------------------------------------------------------------------
 Shares                                                 Value
------------------------------------------------------------------
            RETAILING - 7.1%
            Automotive Retail - 3.5%
 52,100     O'Reilly Automotive, Inc.*(b)               $1,983,968
------------------------------------------------------------------
            Specialty Stores - 3.6%
 93,000     PetSmart, Inc.                              $1,995,780
                                                        ----------
            Total Retailing                             $3,979,748
------------------------------------------------------------------
            HOUSEHOLD & PERSONAL PRODUCTS - 3.6%
            Household Products - 3.6%
 36,000     Clorox Co.                                  $2,009,880
                                                        ----------
            Total Household & Personal Products         $2,009,880
------------------------------------------------------------------
            HEALTH CARE EQUIPMENT & SERVICES - 15.6%
            Health Care Equipment - 6.5%
 15,000     C. R. Bard, Inc.                            $1,116,750
 44,000     ResMed, Inc.*                                1,792,120
 18,000     Stryker Corp.                                  715,320
                                                        ----------
                                                        $3,624,190
------------------------------------------------------------------
            Health Care Services - 5.3%
 19,800     Express Scripts, Inc.*                      $1,361,250
 35,000     Medco Health Solutions, Inc.*                1,596,350
                                                        ----------
                                                        $2,957,600
------------------------------------------------------------------
            Health Care Supplies - 3.8%
 68,700     Dentsply International, Inc. (b)            $2,096,724
                                                        ----------
            Total Health Care Equipment & Services      $8,678,514
------------------------------------------------------------------
            PHARMACEUTICALS & BIOTECHNOLOGY - 5.3%
            Life Sciences Tools & Services - 5.3%
 22,000     Mettler-Toledo International, Inc.*(b)      $1,697,300
 19,200     Techne Corp.                                 1,225,152
                                                        ----------
                                                        $2,922,452
                                                        ----------
            Total Pharmaceuticals & Biotechnology       $2,922,452
------------------------------------------------------------------
            DIVERSIFIED FINANCIALS - 10.6%
            Asset Management & Custody Banks - 10.6%
 90,000     Federated Investors, Inc.*                  $2,168,100
 44,000     State Street Corp.                           2,076,800
 40,000     T. Rowe Price Associates, Inc.               1,666,800
                                                        ----------
                                                        $5,911,700
                                                        ----------
            Total Diversified Financials                $5,911,700
------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


14    Pioneer Small and Mid Cap Growth Fund | Semiannual Report | 6/30/09

-----------------------------------------------------------------------
 Shares                                                     Value
-----------------------------------------------------------------------
            SOFTWARE & SERVICES - 18.1%
            Application Software - 13.2%
 53,000     Adobe Systems, Inc.*                            $ 1,499,900
 37,000     FactSet Research Systems, Inc. (b)                1,845,190
139,000     Informatica Corp.*                                2,389,410
134,000     Nuance Communications, Inc.*(b)                   1,620,060
                                                            -----------
                                                            $ 7,354,560
-----------------------------------------------------------------------
            Data Processing & Outsourced Services - 0.9%
 11,600     Fiserv, Inc.*                                   $   530,120
-----------------------------------------------------------------------
            Systems Software - 4.0%
 87,100     Micros Systems, Inc.*                           $ 2,205,372
                                                            -----------
            Total Software & Services                       $10,090,052
-----------------------------------------------------------------------
            SEMICONDUCTORS - 5.1%
            Semiconductors - 5.1%
 38,200     Linear Technology Corp.                         $   891,970
 85,700     Microchip Technology, Inc. (b)                    1,932,535
                                                            -----------
                                                            $ 2,824,505
                                                            -----------
            Total Semiconductors                            $ 2,824,505
-----------------------------------------------------------------------
            TOTAL COMMON STOCKS
            (Cost $46,691,634)                              $51,156,044
-----------------------------------------------------------------------


-----------------------------------------------------------------------
Principal
Amount
-----------------------------------------------------------------------
              TEMPORARY CASH INVESTMENTS - 15.1%
              SECURITIES LENDING COLLATERAL - 15.1% (c)
              Certificates of Deposit:
$188,412      Abbey National Plc, 1.27%, 8/13/09             $  188,412
 282,617      Royal Bank of Canada NY, 1.19%, 8/7/09            282,617
 339,141      Svenska Bank NY, 1.48%, 7/8/09                    339,141
 376,438      Cafco, 0.40%, 10/1/09                             376,438
 263,571      Ciesco, 0.40%, 9/1/09                             263,571
 282,600      Fasco, 0.25%, 7/10/09                             282,600
 376,480      Kithaw, 0.40%, 9/21/09                            376,480
 376,730      Merrill Lynch, 0.61%, 8/14/09                     376,730
 376,824      CBA, 1.35%, 7/16/09                               376,824
 376,824      Societe Generale, 1.06%, 9/4/09                   376,824
 376,824      U.S. Bank NA, 0.76%, 8/24/09                      376,824
                                                             ----------
                                                             $3,616,461
-----------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


       Pioneer Small and Mid Cap Growth Fund | Semiannual Report | 6/30/09    15

-----------------------------------------------------------------------------------
Principal
Amount                                                                  Value
-----------------------------------------------------------------------------------
                    Commercial Paper:
   $   376,824      Monumental Global Funding, Ltd., 1.28%, 8/17/09     $   376,824
       188,412      CME Group, Inc., 1.21%, 8/6/09                          188,412
       282,722      GE, 0.47%, 9/18/09                                      282,722
        76,060      GE, 0.79%, 10/26/09                                      76,060
       370,041      American Honda Finance Corp., 1.27%, 7/14/09            370,041
       376,824      HSBC Bank, Inc., 1.31%, 8/14/09                         376,824
        94,206      IBM, 0.88%, 9/25/09                                      94,206
       339,141      New York Life Global, 0.75%, 9/4/09                     339,141
                                                                        -----------
                                                                        $ 2,104,230
-----------------------------------------------------------------------------------
                    Tri-party Repurchase Agreements:
     1,055,106      Deutsche Bank, 0.08%, 7/1/09                        $ 1,055,106
     1,256,304      Barclays Capital Markets, 0.01%, 7/1/09               1,256,304
                                                                        -----------
                                                                        $ 2,311,410
-----------------------------------------------------------------------------------
      Shares
                    Money Market Mutual Fund:
       376,824      JPMorgan U.S. Government Money Market Fund          $   376,824
-----------------------------------------------------------------------------------
                    TOTAL TEMPORARY CASH INVESTMENTS
                    (Cost $8,408,925)                                   $ 8,408,925
-----------------------------------------------------------------------------------
                    TOTAL INVESTMENT IN SECURITIES - 106.9%
                    (Cost $55,100,559) (a)                              $59,564,969
-----------------------------------------------------------------------------------
                    OTHER ASSETS AND LIABILITIES - (6.9)%               $(3,828,498)
-----------------------------------------------------------------------------------
                    TOTAL NET ASSETS - 100.0%                           $55,736,471
===================================================================================

(A.D.R.) American Depositary Receipt.
*        Non-income producing security.
(a) At June 30, 2009, the net unrealized gain on investments based on cost for federal income tax purposes of $55,635,099 was as follows:



         Aggregate gross unrealized gain for all investments in
           which there is an excess of value over tax cost           $10,427,005
         Aggregate gross unrealized loss for all investments in
           which there is an excess of tax cost over value            (6,497,135)
                                                                     -----------
         Net unrealized gain                                         $ 3,929,870
                                                                     ===========

(b)      At June 30, 2009, the following securities were out on loan:

The accompanying notes are an integral part of these financial statements.


16    Pioneer Small and Mid Cap Growth Fund | Semiannual Report | 6/30/09

-------------------------------------------------------------------------------
     Shares     Security                                            Value
-------------------------------------------------------------------------------
     68,000     Dentsply International, Inc.                        $ 2,075,360
     35,900     FactSet Research Systems, Inc.                        1,790,333
     19,800     Forest Oil Corp. *                                      295,416
      1,600     Mettler-Toledo International, Inc. *                    123,440
     84,800     Microchip Technology, Inc.                            1,912,240
     47,600     Nuance Communications, Inc. *                           575,484
     36,000     O'Reilly Automotive, Inc. *                           1,370,880
-------------------------------------------------------------------------------
                                                                    $ 8,143,153
===============================================================================

(c)      Securities lending collateral is managed by Credit Suisse, New York
         Branch.

Purchases and sales of securities (excluding temporary cash investments) for the six months ended June 30, 2009 aggregated $7,684,558 and $5,423,966, respectively.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.


  Level 1 -- quoted prices in active markets for identical securities
  Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The following is a summary of the inputs used as of June 30, 2009, in valuing the Fund's assets:

-------------------------------------------------------------------------------
                               Level 1        Level 2      Level 3  Total
-------------------------------------------------------------------------------
 Common Stocks                 $51,156,044    $      --    $ --     $51,156,044
 Temporary Cash Investments        376,824     8,032,101     --       8,408,925
-------------------------------------------------------------------------------
 Total                         $51,532,868    $8,032,101   $ --     $59,564,969
===============================================================================

The accompanying notes are an integral part of these financial statements.


       Pioneer Small and Mid Cap Growth Fund | Semiannual Report | 6/30/09    17

Statement of Assets and Liabilities | 6/30/09 (unaudited)

ASSETS:
  Investment in securities (including securities loaned of $8,143,153)
   (cost $55,100,559)                                                     $59,564,969
  Cash                                                                      4,230,390
  Receivables --
   Fund shares sold                                                           746,318
   Dividends                                                                   12,568
   Due from Pioneer Investment Management, Inc.                                21,380
  Other                                                                        27,698
--------------------------------------------------------------------------------------
     Total assets                                                         $64,603,323
--------------------------------------------------------------------------------------
LIABILITIES:
  Payables --
   Investment securities purchased                                        $   314,841
   Fund shares repurchased                                                     93,580
   Upon return of securities loaned                                         8,408,925
  Due to affiliates                                                            18,661
  Accrued expenses                                                             30,845
--------------------------------------------------------------------------------------
     Total liabilities                                                    $ 8,866,852
--------------------------------------------------------------------------------------
NET ASSETS:
  Paid-in capital                                                         $53,617,059
  Undistributed net investment income                                          15,394
  Accumulated net realized loss on investments                             (2,360,392)
  Net unrealized gain on investments                                        4,464,410
--------------------------------------------------------------------------------------
     Total net assets                                                     $55,736,471
======================================================================================
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $45,148,197/1,905,805 shares)                         $     23.69
  Class B (based on $4,198,653/186,900 shares)                            $     22.46
  Class C (based on $6,389,621/283,215 shares)                            $     22.56
MAXIMUM OFFERING PRICE:
  Class A ($23.69 [divided by] 94.25%)                                    $     25.14
======================================================================================

The accompanying notes are an integral part of these financial statements.


18    Pioneer Small and Mid Cap Growth Fund | Semiannual Report | 6/30/09

Statement of Operations (unaudited)

For the Six Months Ended 6/30/09

INVESTMENT INCOME:
  Dividends (net taxes withheld $649)                      $262,337
  Interest                                                      400
  Income from securities loaned, net                         68,834
--------------------------------------------------------------------------------------
     Total investment income                                               $   331,571
--------------------------------------------------------------------------------------
EXPENSES:
  Management fees                                          $188,513
  Transfer agent fees
   Class A                                                   53,278
   Class B                                                   11,435
   Class C                                                   11,658
  Distribution fees
   Class A                                                   44,632
   Class B                                                   17,984
   Class C                                                   25,268
  Shareholders communications expense                        21,330
  Administrative reimbursements                               7,857
  Custodian fees                                              2,599
  Registration fees                                          22,477
  Professional fees                                          21,144
  Printing expense                                           20,512
  Fees and expenses of nonaffiliated trustees                 3,571
  Miscellaneous                                               4,244
--------------------------------------------------------------------------------------
     Total expenses                                                        $   456,502
     Less fees waived and expenses reimbursed by                              (140,301)
       Pioneer Investment Management, Inc.                                         (24)
--------------------------------------------------------------------------------------
     Net expenses                                                          $   316,177
--------------------------------------------------------------------------------------
       Net investment income                                               $    15,394
--------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized loss on investments                                         $(1,828,860)
--------------------------------------------------------------------------------------
  Change in net unrealized gain on investments                             $ 7,661,048
--------------------------------------------------------------------------------------
  Net gain on investments                                                  $ 5,832,188
--------------------------------------------------------------------------------------
  Net increase in net assets resulting from operations                     $ 5,847,582
======================================================================================

The accompanying notes are an integral part of these financial statements.


       Pioneer Small and Mid Cap Growth Fund | Semiannual Report | 6/30/09    19

Statement of Changes in Net Assets

For the Six Months Ended 6/30/09 and the Year Ended 12/31/08, respectively



-----------------------------------------------------------------------------------------
                                                           Six Months
                                                           Ended
                                                           6/30/09           Year Ended
                                                           (unaudited)       12/31/08
-----------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income (loss)                               $    15,394       $    (66,997)
Net realized gain (loss) on investments                     (1,828,860)         1,077,016
Change in net unrealized gain (loss) on investments          7,661,048        (24,087,904)
-----------------------------------------------------------------------------------------
   Net increase (decrease) in net assets resulting from
     operations                                            $ 5,847,582       $(23,077,885)
-----------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREOWNERS:
Net realized gain:
   Class A ($0.00 and $0.74 per share, respectively)       $        --       $ (1,235,565)
   Class B ($0.00 and $0.74 per share, respectively)                --           (139,362)
   Class C ($0.00 and $0.74 per share, respectively)                --           (162,535)
-----------------------------------------------------------------------------------------
     Total distributions to shareowners                    $        --       $ (1,537,462)
-----------------------------------------------------------------------------------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                           $16,347,182       $ 44,133,440
Reinvestment of distributions                                       --          1,260,724
Cost of shares repurchased                                 (11,145,510)       (41,179,480)
-----------------------------------------------------------------------------------------
   Net increase in net assets resulting from
     Fund share transactions                               $ 5,201,672       $  4,214,684
-----------------------------------------------------------------------------------------
   Net increase (decrease) in net assets                   $11,049,254       $(20,400,663)
NET ASSETS:
Beginning of period                                         44,687,217         65,087,880
-----------------------------------------------------------------------------------------
End of period                                              $55,736,471       $ 44,687,217
-----------------------------------------------------------------------------------------
Undistributed net investment income                        $    15,394       $         --
-----------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


20    Pioneer Small and Mid Cap Growth Fund | Semiannual Report | 6/30/09

--------------------------------------------------------------------------------------------------
                                     '09 Shares      '09 Amount        '08 Shares     '08 Amount
                                     (unaudited)     (unaudited)
--------------------------------------------------------------------------------------------------
Class A
Shares sold                           624,318        $13,806,239        1,197,701     $34,866,133
Reinvestment of distributions              --                --            49,032       1,002,762
Less shares repurchased              (476,597)       (9,679,931)       (1,004,183)    (28,054,837)
--------------------------------------------------------------------------------------------------
   Net increase                       147,721        $4,126,308           242,550     $ 7,814,058
==================================================================================================
CLASS B
Shares sold                            42,805        $  884,870           190,454     $ 5,488,855
Reinvestment of distributions              --                --             6,289         123,066
Less shares repurchased               (43,497)         (841,365)         (295,913)     (8,076,041)
--------------------------------------------------------------------------------------------------
   Net increase (decrease)               (692)       $   43,505           (99,170)    $(2,464,120)
==================================================================================================
CLASS C
Shares sold                            81,513        $1,656,073           133,696     $ 3,778,452
Reinvestment of distributions              --                --             6,852         134,896
Less shares repurchased               (31,387)         (624,214)         (179,215)     (5,048,602)
--------------------------------------------------------------------------------------------------
   Net increase (decrease)             50,126        $1,031,859           (38,667)    $(1,135,254)
==================================================================================================

The accompanying notes are an integral part of these financial statements.


       Pioneer Small and Mid Cap Growth Fund | Semiannual Report | 6/30/09    21

Financial Highlights

----------------------------------------------------------------------------------------------------------------------------
                                                         Six Months
                                                         Ended         Year       Year       Year       Year       Year
                                                         6/30/09       Ended      Ended      Ended      Ended      Ended
                                                         (unaudited)   12/31/08   12/31/07   12/31/06   12/31/05   12/31/04
----------------------------------------------------------------------------------------------------------------------------
Class A
Net asset value, beginning of period                     $ 20.69       $ 31.68    $ 28.93    $ 27.39    $ 26.12    $ 24.76
----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment (income) loss                            $  0.02       $  0.02    $ (0.15)   $ (0.18)   $ (0.15)   $ (0.16)
 Net realized and unrealized gain (loss) on investments     2.98        (10.27)      5.01       1.87       1.42       1.52
----------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations     $  3.00       $(10.25)   $  4.86    $  1.69    $  1.27    $  1.36
Distributions to shareowners:
 Net realized gain                                            --         (0.74)     (2.11)     (0.15)        --         --
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value               $  3.00       $(10.99)   $  2.75    $  1.54    $  1.27    $  1.36
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $ 23.69       $ 20.69    $ 31.68    $ 28.93    $ 27.39    $ 26.12
============================================================================================================================
Total return*                                              14.50%       (32.31)%    16.88%      6.16%      4.86%      5.49%
Ratio of net expenses to average net assets+                1.25%**       1.25%      1.26%      1.26%      1.25%      1.25%
Ratio of net investment income (loss) to
 average net assets+                                        0.25%**       0.10%     (0.51)%    (0.56)%    (0.64)%    (0.78)%
Portfolio turnover rate                                       25%**         51%        21%        13%        13%         8%
Net assets, end of period (in thousands)                 $45,148       $36,374    $48,012    $42,654    $53,321    $40,504
Ratios assuming no waiver of fees and assumption of
 expenses by the Adviser and no reduction for fees
 paid indirectly:
 Net expenses                                               1.86%**       1.79%      1.52%      1.62%      1.71%      1.79%
 Net investment loss                                       (0.36)%**     (0.44)%    (0.77)%    (0.92)%    (1.10)%    (1.33)%
Ratios assuming waiver of fees and assumption of
 expenses by the Adviser and reduction for fees
paid indirectly:
 Net expenses                                               1.25%**       1.25%      1.25%      1.25%      1.25%      1.25%
 Net investment income (loss)                               0.25%**       0.10%     (0.50)%    (0.55)%    (0.64)%    (0.78)%
============================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
** Annualized.
+  Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.


22  Pioneer Small and Mid Cap Growth Fund | Semiannual Report | 6/30/09

--------------------------------------------------------------------------------------------------------------------------
                                                         Six Months
                                                         Ended         Year       Year      Year      Year      2/21/04 (a)
                                                         6/30/09       Ended      Ended     Ended     Ended     to
                                                         (unaudited)   12/31/08   12/31/07  12/31/06  12/31/05  12/31/04
--------------------------------------------------------------------------------------------------------------------------
Class B
Net asset value, beginning of period                     $19.72        $ 30.52    $28.19    $26.95    $25.94    $25.32
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment loss                                     $(0.06)       $ (0.28)   $(0.30)   $(0.50)   $(0.29)   $(0.20)
 Net realized and unrealized gain (loss) on investments    2.80          (9.78)     4.74      1.89      1.30      0.82
--------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations     $ 2.74        $(10.06)   $ 4.44    $ 1.39    $ 1.01    $ 0.62
Distributions to shareowners:
 Net realized gain                                           --          (0.74)    (2.11)    (0.15)       --        --
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value               $ 2.74        $(10.80)   $ 2.33    $ 1.24    $ 1.01    $ 0.62
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $22.46        $ 19.72    $30.52    $28.19    $26.95    $25.94
==========================================================================================================================
Total return*                                             13.89%        (32.92)%   15.82%     5.15%     3.89%     2.45%(b)
Ratio of net expenses to average net assets+               2.15%**        2.16%     2.16%     2.22%     2.17%     2.16%**
Ratio of net investment loss to average net assets+       (0.66)%**      (0.87)%   (1.40)%   (1.52)%   (1.56)%   (1.68)%**
Portfolio turnover rate                                      25%**          51%       21%       13%       13%        8%
Net assets, end of period (in thousands)                 $4,199        $ 3,699    $8,753    $4,684    $7,062    $3,927
Ratios assuming no waiver of fees and assumption of
 expenses by the Adviser and no reduction for fees
 paid indirectly:
 Net expenses                                              2.97%**        2.68%     2.38%     2.59%     2.62%     2.74%**
 Net investment loss                                      (1.48)%**      (1.39)%   (1.62)%   (1.89)%   (2.01)%   (2.26)%**
Ratios assuming waiver of fees and assumption of
 expenses by the Adviser and reduction for fees
 paid indirectly:
 Net expenses                                              2.15%**        2.15%     2.15%     2.21%     2.16%     2.16%**
 Net investment loss                                      (0.66)%**      (0.86)%   (1.39)%   (1.51)%   (1.55)%   (1.68)%**
==========================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
+   Ratios with no reduction for fees paid indirectly.
(a) Class B shares were first publicly offered on February 21, 2004.
(b) Not annualized.

The accompanying notes are an integral part of these financial statements.


         Pioneer Small and Mid Cap Growth Fund | Semiannual Report | 6/30/09  23

---------------------------------------------------------------------------------------------------------------------------
                                                         Six Months
                                                         Ended         Year       Year      Year      Year       2/21/04(a)
                                                         6/30/09       Ended      Ended     Ended     Ended      to
                                                         (unaudited)   12/31/08   12/31/07  12/31/06  12/31/05   12/31/04
---------------------------------------------------------------------------------------------------------------------------
Class C
Net asset value, beginning of period                     $  19.80      $ 30.62    $28.29    $26.99    $ 25.96    $25.32
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment loss                                     $  (0.06)     $ (0.25)   $(0.43)   $(0.44)   $ (0.29)   $(0.17)
 Net realized and unrealized gain (loss) on investments      2.82        (9.83)     4.87      1.89       1.32      0.81
---------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations     $   2.76      $(10.08)   $ 4.44    $ 1.45    $  1.03    $ 0.64
Distributions to shareowners:
 Net realized gain                                             --        (0.74)    (2.11)    (0.15)        --        --
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value               $   2.76      $(10.82)   $ 2.33    $ 1.30    $  1.03    $ 0.64
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $  22.56      $ 19.80    $30.62    $28.29    $ 26.99    $25.96
===========================================================================================================================
Total return*                                               13.94%      (32.88)%   15.77%     5.37%      3.97%     2.53%(b)
Ratio of net expenses to average net assets+                 2.15%**      2.16%     2.17%     2.05%      2.10%     2.07%**
Ratio of net investment loss to average net assets+         (0.66)%**    (0.89)%   (1.42)%   (1.35)%    (1.48)%   (1.59)%**
Portfolio turnover rate                                        25%**        51%       21%       13%        13%        8%
Net assets, end of period (in thousands)                 $  6,390      $ 4,614    $8,322    $8,531    $11,054    $5,860
Ratios assuming no waiver of fees and assumption of
 expenses by the Adviser and no reduction for fees
 paid indirectly:
 Net expenses                                                2.82%**      2.60%     2.42%     2.41%      2.55%     2.67%**
 Net investment loss                                        (1.33)%**    (1.33)%   (1.67)%   (1.71)%    (1.93)%   (2.19)%**
Ratios assuming waiver of fees and assumption of
 expenses by the Adviser and reduction for fees
 paid indirectly:
 Net expenses                                                2.15%**      2.15%     2.15%     2.04%      2.09%     2.07%**
 Net investment loss                                        (0.66)%**    (0.88)%   (1.40)%   (1.34)%    (1.47)%   (1.59)%**
===========================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
+   Ratios with no reduction for fees paid indirectly.
(a) Class C shares were first publicly offered on February 21, 2004.
(b) Not annualized.

The accompanying notes are an integral part of these financial statements.


24  Pioneer Small and Mid Cap Growth Fund | Semiannual Report | 6/30/09

Notes to Financial Statements | 6/30/09 (unaudited)

1. Organization and Significant Accounting Policies

Pioneer Small and Mid Cap Growth Fund (the Fund), is one of seven series of portfolios comprising Pioneer Series Trust II, a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund, which commenced operations on February 20, 2004, is the successor to the Papp Small and Mid Cap Growth Fund, Inc. Papp Small and Mid Cap Growth Fund transferred all of its net assets in exchange for the Fund's Class A shares in a one-to-one exchange ratio on February 20, 2004 pursuant to an agreement and plan of reorganization (the "Reorganization"). The Reorganization was approved by the Shareholders of Papp Small and Mid Cap Growth Fund, Inc. on February 20, 2004. Accordingly, the Reorganization, which was a tax-free exchange, had no effect on the Fund's operations. The investment objective of the Fund is long term capital growth.

The Fund offers three classes of shares designated as Class A, Class B and Class C shares. Class R shares were liquidated on February 1, 2007. Each class of shares represents an interest in the same portfolio of investments of the Fund and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different class-specific fees and expenses such as transfer agent and distribution fees. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends by each class. The Amended and Restated Declaration of Trust of the Fund gives the Board the flexibility to specify either per-share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per-share voting, each share of a class of the Fund is entitled to one vote. Under dollar-weighted voting, a shareholder's voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Share classes have exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. Class B shares convert to Class A shares eight years after the date of purchase.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting period. Actual results could differ from those estimates.


       Pioneer Small and Mid Cap Growth Fund | Semiannual Report | 6/30/09    25

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. The Fund's prospectus contains unaudited information regarding the Fund's principal risks. Please refer to these documents when considering the Fund's principal risks.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

A. Security Valuation

   Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange
   (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market prices and/or quotations are not readily available are valued using fair value methods pursuant to procedures adopted by the Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. The Fund may also use fair value methods to value a security, including a non-U.S. security, when the closing market price on the principal exchange where the security is traded no longer reflects the value of the security. At June 30, 2009, there were no securities that were valued using fair value methods (other than securities valued using prices supplied by independent pricing services). Temporary cash investments are valued at cost, which approximates market value.

   Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. Dividend and interest income is recorded on the accrual basis, net of unrecoverable foreign taxes withheld at the applicable country rates.

   Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.


26    Pioneer Small and Mid Cap Growth Fund | Semiannual Report | 6/30/09

B. Federal Income Taxes

   It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required. Tax years for the prior three fiscal years remain subject to examination by tax authorities.

   The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as from or in excess of net investment income as from net realized gain on investment transactions, or as from paid-in capital, depending on the type of book/tax differences that may exist.

   The tax character of current year distributions paid will be determined at the end of the current taxable year. The tax character of distributions paid during the year ended December 31, 2008 was as follows:

--------------------------------------------------------------------------------
                                                                            2008
--------------------------------------------------------------------------------
   Distributions paid from:
   Ordinary income                                                    $1,537,462
   Long-term capital gain                                                     --
--------------------------------------------------------------------------------
     Total                                                            $1,537,462
================================================================================

   The following shows components of distributable earnings on a federal income tax basis at December 31, 2008:



--------------------------------------------------------------------------------
                                                                            2008
--------------------------------------------------------------------------------
   Distributable earnings:
   Undistributed long-term gain                                      $     3,008
   Unrealized depreciation                                            (3,731,178)
--------------------------------------------------------------------------------
     Total                                                           $(3,728,170)
================================================================================

   The difference between book-basis and tax-basis unrealized depreciation is attributable to the tax deferral of losses on wash sales.

C. Fund Shares

   The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredit S.p.A. (UniCredit), earned approximately $6,626 in underwriting commissions on the sale of Class A shares during the six months ended June 30, 2009.


       Pioneer Small and Mid Cap Growth Fund | Semiannual Report | 6/30/09    27

D. Class Allocations

   Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.

   Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B and Class C shares of the Fund, respectively (see Note 4). Shareowners of each class participate in all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3).

   Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner and at the same time, except that Class A, Class B and Class C shares bear different transfer agent and distribution expense rates.

E. Securities Lending

   The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors. When entering into a securities loan transaction, the Fund typically receives cash collateral from the borrower equal to at least the value of the securities loaned, which is invested in temporary cash investments. Credit Suisse, New York Branch, as the Fund's securities lending agent, manages the Fund's securities lending collateral. The income earned on the investment of collateral is shared with the borrower and the lending agent in payment of any rebate due to the borrower with respect to the securities loan, and in compensation for the lending agent's services to the Fund. The Fund also continues to receive payments in lieu of dividends and interest on the securities loaned. Gain or loss on the value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The amount of the collateral is required to be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Fund has the right, under the lending agreement, to terminate the loan and recover the securities from the borrower with prior notice. The Fund will be required to return the cash collateral to the borrower and could suffer a loss if the value of the collateral, as invested, has declined.

F. Repurchase Agreements

   With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest, is required to be at least equal to or in excess of the value of the repurchase agreement. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian or subcustodians.


28    Pioneer Small and Mid Cap Growth Fund | Semiannual Report | 6/30/09

   The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2. Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredit, manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.85% of the Fund's average daily net assets up to $1 billion and 0.80% on assets over $1 billion. For the six months ended June 30, 2009, the management fee was equivalent to a rate of 0.85% of average net assets.

PIM, and not the Fund, pays a portion of the fee it receives from the Fund to
L. Roy Papp & Associates LLP (Papp) as compensation for its sub-advisory services to the Fund.

Through May 1, 2010, PIM has contractually agreed not to impose all or a portion of its management fee and to assume other operating expenses of the Fund to the extent necessary to limit expenses to 1.25%, 2.15% and 2.15%, for Class A, Class B, and Class C shares, respectively.

Under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. Included in "Due to Affiliates" reflected on the Statement of Assets and Liabilities is $1,356 in management fees, administrative costs and certain others fees payable to PIM at June 30, 2009.

3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredit, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates.

In addition, the Fund reimbursed PIMSS for out-of-pocket expenses related to shareholder communications activities such as proxy and statement mailings, outgoing phone calls and omnibus relationship contracts. For the six months ended June 30, 2009, such out of pocket expenses by class of shares were as follows:



--------------------------------------------------------------------------------
 Shareholder Communications:
--------------------------------------------------------------------------------
 Class A                                                                 $15,921
--------------------------------------------------------------------------------
 Class B                                                                   1,924
--------------------------------------------------------------------------------
 Class C                                                                   3,485
--------------------------------------------------------------------------------
   Total                                                                 $21,330
================================================================================

Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $16,698 in transfer agent fees and shareholder communications expense payable to PIMSS at June 30, 2009.


       Pioneer Small and Mid Cap Growth Fund | Semiannual Report | 6/30/09    29

4. Distribution Plan

The Fund adopted a Distribution Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 with respect to its Class A, Class B and Class C shares. Pursuant to the Plan, the Fund pays PFD 0.25% of the average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares. Pursuant to the Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to Class B and Class C shares. The fee for Class B and Class C shares consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $607 in distribution fees payable to PFD at June 30, 2009.

In addition, redemptions of each class of shares may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase (within 12 months for purchases made on or after April 1, 2009). Class B shares that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%, based on the lower of cost or market value of shares being redeemed. Proceeds from the CDSCs are paid to PFD. For the six months ended June 30, 2009, CDSCs in the amount of $7,326 were paid to PFD.

5. Expense Offset Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the six-months ended June 30, 2009, the Fund's expenses were reduced by $24 under such arrangements.

6. Subsequent Events

In preparing these financial statements, PIM has evaluated the impact of all subsequent events and transactions for potential recognition or disclosure through August 21, 2009, the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

ADDITIONAL INFORMATION (unaudited)

The Board of Trustees has approved the reorganization of the Fund into Pioneer Oakridge Small Cap Growth Fund. Each fund is managed by PIM. The reorganization, which does not require shareholder approval, is expected to qualify as a tax-free reorganization and is targeted for completion on or about September 18, 2009.


30    Pioneer Small and Mid Cap Growth Fund | Semiannual Report | 6/30/09

Trustees, Officers and Service Providers

Trustees                                 Officers
John F. Cogan, Jr., Chairman             John F. Cogan, Jr., President
David R. Bock                            Daniel K. Kingsbury, Executive
Mary K. Bush                               Vice President
Benjamin M. Friedman                     Mark E. Bradley, Treasurer
Margaret B.W. Graham                     Dorothy E. Bourassa, Secretary
Daniel K. Kingsbury
Thomas J. Perna
Marguerite A. Piret
Stephen K. West

Investment Adviser and Administrator
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Bingham McCutchen LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.


Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.


       Pioneer Small and Mid Cap Growth Fund | Semiannual Report | 6/30/09    31

                           This page for your notes.


32    Pioneer Small and Mid Cap Growth Fund | Semiannual Report | 6/30/09

                           This page for your notes.


       Pioneer Small and Mid Cap Growth Fund | Semiannual Report | 6/30/09    33

                           This page for your notes.


34    Pioneer Small and Mid Cap Growth Fund | Semiannual Report | 6/30/09

                           This page for your notes.


       Pioneer Small and Mid Cap Growth Fund | Semiannual Report | 6/30/09    35

                           This page for your notes.


36    Pioneer Small and Mid Cap Growth Fund | Semiannual Report | 6/30/09

How To Contact Pioneer

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.


Call us for:
--------------------------------------------------------------------------------
Account Information, including existing ccounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Telecommunications Device for the Deaf (TDD)                      1-800-225-1997


Write to us:
--------------------------------------------------------------------------------
PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014


Our toll-free fax                                                 1-800-225-4240

Our internet e-mail address                   ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)


Visit our web site: pioneerinvestments.com



This report must be accompanied by a prospectus.

The Fund files a complete schedule of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.




                        Pioneer Tax Free
                        Money Market Fund
--------------------------------------------------------------------------------
                        Semiannual Report | June 30, 2009
--------------------------------------------------------------------------------



                        Ticker Symbols:
                        Class A   TTAXX
                        Class Y   PTYXX





                        [LOGO]PIONEER
                              Investments(R)
                        visit us: pioneerinvestments.com

Table of Contents


Letter to Shareowners                          2
Portfolio Management Discussion                4
Portfolio Summary                              8
Performance Update                             9
Comparing Ongoing Fund Expenses               10
Schedule of Investments                       12
Financial Statements                          17
Notes to Financial Statements                 23
Trustees, Officers and Service Providers      28


           Pioneer Tax Free Money Market Fund | Semiannual Report | 6/30/09    1

President's Letter

Dear Shareowner,

Stock and bond markets around the globe have been experiencing one of their most tumultuous periods in history. Investors have witnessed volatility of a magnitude that many have never before seen. Distance often provides the best vantage point for perspective. Still, we believe that the benefits of basic investment principles that have stood the test of time -- even in the midst of market turmoil -- cannot be underestimated.

First, invest for the long term. The founder of Pioneer Investments, Philip L. Carret, began his investment career during the 1920s. One lesson he learned is that while great prosperity affords an advantageous time for selling stocks, extreme economic slumps can create opportunities for purchase. Indeed, many of our portfolio managers, who follow the value-conscious investing approach of our founder, are looking at recent market conditions as an opportunity to buy companies whose shares we believe have been unjustifiably beaten down by indiscriminate selling, but that we have identified as having strong prospects over time. While investors may be facing a sustained market downturn, we continue to believe that patience, along with staying invested in the market, are important considerations for long-term investors.

A second principle is to stay diversified across different types of investments. The global scope of the current market weakness poses challenges for this basic investment axiom. But the turbulence makes now a good time to reassess your portfolio and make sure that your investments continue to meet your needs. We believe you should work closely with your financial advisor to find the mix of stocks, bonds and money market assets that is best aligned to your particular risk tolerance and investment objective.

As the investment markets sort through the continuing crisis in the financial industry, we are staying focused on the fundamentals and risk management. With more than 80 years of experience behind us, we have learned how to navigate turbulent markets. At Pioneer Investments, risk management has always been a critical part of our culture -- not just during periods of extraordinary volatility. Our investment process is based on fundamental research, quantitative analysis and active portfolio management. This three-pillared process, which we apply to each of our portfolios, is supported by an integrated team approach and is designed to carefully balance risk and reward. While we


2    Pioneer Tax Free Money Market Fund | Semiannual Report | 6/30/09
see potential chances for making money in many corners of the market, it takes research and experience to separate solid investment opportunities from speculation.

We invite you to learn more about Pioneer and our time-tested approach to investing by consulting with your financial advisor or visiting us online at www.pioneerinvestments.com. Thank you for investing with Pioneer.

Sincerely,

/s/ Daniel K. Kingsbury

Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA Inc.



Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.


           Pioneer Tax Free Money Market Fund | Semiannual Report | 6/30/09    3

Portfolio Management Discussion | 6/30/09

In the following interview, Seth Roman, portfolio manager of Pioneer Tax Free Money Market Fund, outlines the investment environment for tax-free money market securities during the six-month period ended June 30, 2009, his investment strategy and outlook going forward, as well as the Fund's performance during the period.

Q How did the Fund perform during its most recent semiannual period ended June
  30, 2009?

A For the six months period ended June 30, 2009, the Fund's Class A shares posted a 0.01% total return at net asset value. Over the same period, the average return of the 106 funds in Lipper's Tax-Exempt Money Market Funds was 0.12%.

Q Will you describe the investing environment for tax-exempt money market funds during the six months ended June 30, 2009?

A Following a tumultuous 2008, over the first six months of 2009 the financial markets responded positively to a series of moves orchestrated by the U.S. Federal Reserve (the Fed) and the Treasury Department in response to the massive credit crunch, falling home prices, a faltering U.S. economy, the breakdown of trust (and lending) between major financial institutions and the threat of a deflationary spiral. These actions included the lowering of the Federal funds rate to a target range between 0.00% and 0.25% -- for what many predict will be an extended period. The Fed also created a number of lending facilities designed to ease tightened credit in various areas of the market.

  As a result of Fed policy and heavy demand for money market instruments, the 3-month LIBOR (the London Interbank Offered Rate, a widely followed measure of taxable short-term rates), which peaked at nearly 5% in October 2008 when lending between major financial institutions had all but frozen, gradually declined over the six-month period as investor confidence was restored. By June 30, 2009, the 3-month LIBOR was only 0.60%. Tax-free money market rates also fell sharply during the six months ended June 30, 2009, with the tax-free money market yield curve (a graphical measure of short-term rates across maturities extending from one day to one year) flattening to the point that, in many cases, very little additional yield could be obtained in return for extending maturity.


4    Pioneer Tax Free Money Market Fund | Semiannual Report | 6/30/09

Q What has been your strategy for the Fund over the six months ended June 30, 2009?

A We have continued to maintain broad diversification within the Fund's portfolio, both on a regional and national basis, with AAA credits in revenue issues. As we pursue our nationally focused diversification strategy for the Fund, we strongly emphasize high-quality issues and safety of principal.

  In a difficult period for the tax-exempt money markets, we took an extremely cautious approach in managing the Fund's assets. For this reason, the Fund invested principally in high-quality daily and weekly floating rate securities. These floating rate securities are extremely liquid, with yields that adjust daily or weekly based on market conditions, thus providing us with strategic flexibility and the Fund with some measure of yield. From time to time, we took advantage of opportunities to purchase longer-term issues -- though only those of the highest quality -- to try to pick up additional yield. Pre-refunded securities backed by U.S. Treasuries represented an example of longer-term purchases for the Fund during the six months ended June 30, 2009. The Fund also continued to emphasize securities within the state of Texas, where the economy is well diversified and has been holding up remarkably well compared with the rest of the country.

Q What is your outlook?

A Investors are anxiously monitoring economic data and earnings reports, looking for signs of recovery. The stock market found encouragement in certain data and posted positive returns in the second quarter. It seems clear that the liquidity crisis that roiled financial markets for several months has largely ended.

  However, U.S. unemployment remains high, nearing 10% as of period end at June 30, 2009. Still anxious to prevent a possible deflationary spiral and a "lost decade" for the United States, the Fed has hinted that it will keep short-term rates at their current low levels for some time to come. It is unclear whether the housing market has stabilized as yet. And the government's fiscal stimulus package may not completely kick in until mid-2010. A rapid and vigorous bounce back for the economy seems unlikely at present.

  In the coming months, we will continue to look for opportunities to extend the Fund's maturity, though with extreme caution. Because budgets for several states and many municipalities are severely strained, we will continue to carefully examine credit quality. In addition, we will monitor market movements carefully, and seek to take advantage of any upward movement in short-term yields while maintaining the highest-quality portfolio for the Fund.


           Pioneer Tax Free Money Market Fund | Semiannual Report | 6/30/09    5

Please refer to the Schedule of Investments on pages 12-16 for a full listing of Fund securities.

The performance of each class of the Fund is the performance of the predecessor fund's Investor Class, which has been restated to reflect differences in any applicable sales charges but not Rule 12b-1 fees or other differences in expenses. If all the expenses of the Pioneer fund were reflected, the performance would be lower.

Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Fund shares are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. When interest rates rise, the prices of fixed income securities in the Fund will generally fall. Conversely, when interest rates fall, the prices of fixed income securities in the Fund will generally rise.

The Fund has enrolled in the U.S. Treasury Department's Temporary Guarantee Program for Money Market Funds (the "Program").

The Program seeks to guarantee the $1.00 net asset value (NAV) of certain shares of money market funds as of September 19, 2008. The guarantee would be triggered in the event the market-based net asset value of a participating fund's share falls below $0.995 and that situation has not been cured. Recovery under the Program would require the Fund to liquidate. Upon liquidation, and subject to the availability of assets under the Program, eligible shareholders who have continued to maintain accounts would be entitled to receive a payment equal to any shortfall between the amount received by a shareholder in the liquidation and $1.00 per share.

Only shareholders of record of the Fund as of September 19, 2008, are eligible to receive the benefit of the guarantee. Any increase in the number of shares held in the Fund in excess of shares held at the close of business on September 19, 2008 will not be covered. If, following September 19, 2008, the number of shares held in an account fluctuates, shareholders will be covered for either the number of shares held as of the close of business on September 19, 2008, or the number of shares held on the date of the trigger event, whichever is less. If a shareholder's account is closed with the Fund, any future investments in the Fund will not be guaranteed.

The initial term of the Program expired on December 18, 2008. In November 2008, the Treasury extended the Program through April 30, 2009, and the Fund participated in this extension of the Program. On March 31, 2009, the Treasury further extended the Program through September 18, 2009. The Fund is participating in this further extension of the Program. The Treasury does not have discretion to continue the Program beyond September 18, 2009.

In order to participate in the extended period of the Program, the Fund paid to the U.S. Treasury Department a fee in the amount of 0.015% of the Fund's net


6    Pioneer Tax Free Money Market Fund | Semiannual Report | 6/30/09
asset value as of the close of business on September 19, 2008. These expenses will be borne by the Fund without regard to any expense limitation currently in effect for the Fund and are reflected in the Statement of Operations. The Fund previously paid fees in the combined amount of 0.025% of the Fund's net asset value as of the close of business on September 19, 2008 to participate in the Program through April 30, 2009.

For more information about the Program's scope and limitations, please see the Fund's most recent prospectus as supplemented on May 1, 2009.

Investments in the Fund are subject to possible loss due to the financial failure of issuers of underlying securities and their inability to meet their debt obligations. Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes.


           Pioneer Tax Free Money Market Fund | Semiannual Report | 6/30/09    7

Portfolio Summary | 6/30/09

Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)


[THE DATA BELOW WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]


Medical                                                                   20.63%
General                                                                   14.75%
Education                                                                  9.82%
Higher Education                                                           8.48%
Water                                                                      7.71%
Development                                                                6.79%
Pollution                                                                  6.74%
Diversified                                                                6.60%
Government                                                                 6.21%
Utilities                                                                  5.92%
School District                                                            2.84%
Facilities                                                                 2.10%
Transportation                                                             1.41%



10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of debt holdings)*

 1.   Texas State Tax & Revenue Anticipated Note, 3.0%, 8/28/09                              5.89%
--------------------------------------------------------------------------------------------------
 2.   Boston Massachusetts Water & Sewer Community Revenue, Floating Rate Note, 11/1/24      5.49
--------------------------------------------------------------------------------------------------
 3.   Southeast Alabama Gas District, Floating Rate Note, 8/1/27                             5.02
--------------------------------------------------------------------------------------------------
 4.   Michigan University, Floating Rate Note, 12/1/37                                       4.90
--------------------------------------------------------------------------------------------------
 5.   Washington State Health Care Facilities, Floating Rate Note, 10/1/28                   4.41
--------------------------------------------------------------------------------------------------
 6.   Wake County North Carolina, Floating Rate Note, 4/1/21                                 4.02
--------------------------------------------------------------------------------------------------
 7.   Henrico County Virginia, 5.0%, 12/1/09                                                 3.51
--------------------------------------------------------------------------------------------------
 8.   Pima County Arizona Industrial Development Authority, Floating Rate Note, 12/1/22      2.94
--------------------------------------------------------------------------------------------------
 9.   Illinois Financial Authority Revenue, Floating Rate Note, 9/1/41                       2.94
--------------------------------------------------------------------------------------------------
10.   Apache County Arizona Industrial Development Authority, Floating Rate Note, 12/15/18   2.94
--------------------------------------------------------------------------------------------------

* This list excludes temporary cash and derivative instruments. Portfolio holdings will vary for other periods. The holdings listed should not be considered recommendations to buy or sell any securities listed.


8    Pioneer Tax Free Money Market Fund | Semiannual Report | 6/30/09

Performance Update | 6/30/09

Share Prices
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Net Asset Value Per Share                           6/30/09         12/31/08
--------------------------------------------------------------------------------
Class A Shares                                       $1.00           $1.00
Class Y Shares                                       $1.00           $1.00

Distributions Per Share
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                              Income        Short-Term       Long-Term
(1/1/09 - 6/30/09)            Dividends     Capital Gains    Capital Gains
--------------------------------------------------------------------------------
Class A Shares                $0.0001       $    -           $    -
Class Y Shares                $0.0002       $    -           $    -


Yields**
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Per Share                   7-Day Annualized              7-Day Effective*
--------------------------------------------------------------------------------
Class A Shares                    0.01%                          0.01%
Class Y Shares                    0.01%                          0.01%


Expense Ratio
--------------------------------------------------------------------------------
(Per Prospectus dated May 1, 2009)

--------------------------------------------------------------------------------
                                  Gross                           Net
--------------------------------------------------------------------------------
Class A Shares                    0.77%                          0.77%
Class Y Shares                    0.60%                          0.60%

*  Assumes daily compounding of dividends.

** Please contact Pioneer to obtain the Fund's current yield.


Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

Performance data shown represents past performance. Past performance does not guarantee future results. Investment returns will fluctuate, and there can be no guarantee the Fund will be able to maintain a stable net asset value of $1.00 per share. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Pioneer Tax Free Money Market was created through the reorganization of the predecessor Safeco Tax Free Money Market Fund on December 10, 2004. The performance of each class of the Fund is the performance of the predecessor fund's Investor Class, which has been restated to reflect differences in any applicable sales charges (but not Rule 12b-1 fees or other differences in expenses). If all the expenses of the Fund were reflected, the performance would be lower.

Performance does not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


           Pioneer Tax Free Money Market Fund | Semiannual Report | 6/30/09    9

Comparing Ongoing Fund Expenses

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.


Using the Tables
--------------------------------------------------------------------------------
Actual Expenses


The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

(1) Divide your account value by $1,000
    Example: an $8,600 account value [divided by] $1,000 = 8.6

(2) Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Tax Free Money Market Fund

Based on actual returns from January 1, 2009 through June 30, 2009.


--------------------------------------------------------------------------------
 Share Class                                      A                       Y
--------------------------------------------------------------------------------
 Beginning Account                            $1,000.00               $1,000.00
 Value on 1/1/09
--------------------------------------------------------------------------------
 Ending Account                               $1,000.10               $1,000.20
 Value on 6/30/09
--------------------------------------------------------------------------------
 Expenses Paid                                    $2.33                   $2.28
 During Period*
--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 0.47% and 0.46%, for Class A and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).


10    Pioneer Tax Free Money Market Fund | Semiannual Report | 6/30/09

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Tax Free Money Market Fund

Based on a hypothetical 5% per year return before expenses, reflecting the period from January 1, 2009 through June 30, 2009.


--------------------------------------------------------------------------------
 Share Class                                      A                       Y
--------------------------------------------------------------------------------
 Beginning Account                            $1,000.00               $1,000.00
 Value on 1/1/09
--------------------------------------------------------------------------------
 Ending Account                               $1,022.46               $1,022.51
 Value on 6/30/09
--------------------------------------------------------------------------------
 Expenses Paid                                    $2.36                   $2.31
 During Period*
--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 0.47% and 0.46%, for Class A and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).


          Pioneer Tax Free Money Market Fund | Semiannual Report | 6/30/09    11

Schedule of Investments | 6/30/09 (unaudited)


----------------------------------------------------------------------------------------------------
             Floating       S&P/Moody's
Principal    Rate (b)       Ratings
Amount       (unaudited)    (unaudited)                                                   Value
----------------------------------------------------------------------------------------------------
                                         MUNICIPAL BONDS -- 84.4%
                                         MISCELLANEOUS -- 3.3%
                                         Miscellaneous
$3,525,000                      AAA/Aaa  Henrico County Virginia, 5.0%, 12/1/09           $3,585,131
                                                                                          ----------
                                         Total Miscellaneous                              $3,585,131
----------------------------------------------------------------------------------------------------
                                         GOVERNMENT -- 81.1%
                                         Government -- 6.0%
 4,100,000       0.28           AAA/Aaa  Wake County North Carolina, Floating Rate
                                         Note, 4/1/21                                     $4,100,000
 2,485,000       0.28            AA+/NR  Washington State Putters-Series, Floating Rate
                                         Note, 7/1/13                                      2,485,000
                                                                                          ----------
                                                                                          $6,585,000
----------------------------------------------------------------------------------------------------
                                         Municipal Development -- 6.6%
   700,000       0.33            NR/Aa3  Holland Creek Metropolitan District Colorado,
                                         Floating Rate Note, 6/1/41                       $  700,000
   100,000       0.25            AA/Aa1  Jackson County Mississippi, Floating Rate Note,
                                         6/1/23                                              100,000
 3,000,000       0.40           AA-/Aa1  Pima County Arizona Industrial Development
                                         Authority, Floating Rate Note, 12/1/22            3,000,000
 1,300,000       0.30            AA/Aa1  Port Arthur Texas Naval District, Floating Rate
                                         Note, 10/1/24                                     1,300,000
 1,000,000       0.25            AA/Aa1  Valdez Alaska Marine Revenue, Floating Rate
                                         Note, 6/1/37                                      1,000,000
   300,000       0.25           AA+/Aa1  Valdez Alaska Marine Terminal, Floating Rate
                                         Note, 7/1/37                                        300,000
   800,000       0.25            AA/Aa1  Valdez Alaska Marine Terminal, Floating Rate
                                         Note, 7/1/37                                        800,000
                                                                                          ----------
                                                                                          $7,200,000
----------------------------------------------------------------------------------------------------
                                         Municipal Education -- 3.1%
 3,000,000       0.40            AA-/NA  Illinois Financial Authority Revenue, Floating
                                         Rate Note, 9/1/41                                $3,000,000
   430,000       0.28           AAA/Aaa  New Hampshire Health & Education, Floating
                                         Rate Note, 1/1/28                                   430,000
                                                                                          ----------
                                                                                          $3,430,000
----------------------------------------------------------------------------------------------------
                                         Municipal Facilities -- 2.0%
 2,225,000       0.33             A+/NR  Richland Washington Golf Enterprise Revenue,
                                         Floating Rate Note, 12/1/21                      $2,225,000
----------------------------------------------------------------------------------------------------
                                         Municipal General -- 11.0%
 1,500,000                    SP-1/MIG1  City of Houston Texas, 2.5%, 6/30/10             $1,531,275
 1,500,000       0.23            NR/Aa1  Colorado Educational & Cultural Facilities
                                         Authority, 0.4%, 2/1/39                           1,500,000
 1,000,000                        NR/NR  County of Harris Texas, 1.5%, 2/25/10             1,007,511
   990,000       0.27            NR/Aaa  Lancaster Port Authority Ohio, Floating Rate
                                         Note, 5/1/38                                        990,000


The accompanying notes are an integral part of these financial statements.

12    Pioneer Tax Free Money Market Fund | Semiannual Report | 6/30/09

--------------------------------------------------------------------------------------------------------
             Floating       S&P/Moody's
Principal    Rate (b)       Ratings
Amount       (unaudited)    (unaudited)                                                      Value
--------------------------------------------------------------------------------------------------------
                                         Municipal General -- continued
$6,000,000                    SP-1/MIG1  Texas State Tax & Revenue Anticipated Note,
                                         3.0%, 8/28/09                                       $ 6,012,852
 1,000,000                      AAA/Aaa  Wake County North Carolina, 3.5%, 10/15/09            1,005,140
                                                                                             -----------
                                                                                             $12,046,778
--------------------------------------------------------------------------------------------------------
                                         Municipal Higher Education -- 8.2%
 1,600,000       0.30             NR/NR  Athens-Clarke County Georgia, Floating Rate
                                         Note, 8/1/33                                        $ 1,600,000
   445,000       0.27            NR/Aa2  Charlottesville Virginia Industrial Development,
                                         Floating Rate Note, 12/1/37                             445,000
   250,000       0.32            NR/Aa2  Charlottesville Virginia Industrial Development,
                                         Floating Rate Note, 12/1/37                             250,000
 1,600,000       0.27           AAA/Aaa  Missouri State Health & Educational Facility,
                                         Floating Rate Note, 3/1/40                            1,600,000
 1,100,000       0.33            AA/Aa1  Purdue University Industrial University Revenue,
                                         Floating Rate Note, 7/1/27                            1,100,000
   180,000       0.28           AAA/Aa1  Syracuse New York Industrial Development
                                         Agency, Floating Rate Note, 7/1/37                      180,000
 1,200,000       0.25            AA/Aa2  University of Minnesota, Floating Rate Note,
                                         12/1/36                                               1,200,000
   615,000                       NR/Aa1  Virginia College Building Authority, Floating Rate
                                         Note, 3/1/39                                            615,000
 2,000,000       0.23           AAA/Aaa  Wisconsin State Health & Educational Facility,
                                         Floating Rate Note, 12/1/33                           2,000,000
                                                                                             -----------
                                                                                             $ 8,990,000
--------------------------------------------------------------------------------------------------------
                                         Municipal Medical -- 20.1%
   200,000       0.30           AA-/Aa3  Charlotte-Mecklenburg Hospital Authority,
                                         Floating Rate Note, 1/15/26                         $   200,000
 2,285,000       0.30           AA-/Aa1  Elmhurst Illinois, Floating Rate Note, 7/1/18         2,285,000
 1,000,000       0.18            AA/Aaa  Harris County Texas Health, Floating Rate Note,
                                         12/1/41                                               1,000,000
 1,100,000       0.18            AA/Aaa  Harris County Texas Health, Floating Rate Note,
                                         12/1/41                                               1,100,000
 1,400,000       0.35           AAA/Aa1  New Hampshire Health & Education, Floating
                                         Rate Note, 10/1/23                                    1,400,000
 1,200,000       0.40            NR/Aa1  Nueces County Texas Health Facilities
                                         Development Corp. Revenue, Floating Rate
                                         Note, 7/1/15                                          1,200,000
 1,000,000       0.23            AA-/NR  Oregon State Facilities Authority Revenue,
                                         Floating Rate Note, 8/1/34                            1,000,000
 1,195,000       0.23           AAA/Aaa  University Hospitals & Clinics Authority, Floating
                                         Rate Note, 4/1/32                                     1,195,000
 5,000,000       0.18           AA+/Aa2  Michigan University, Floating Rate Note,
                                         12/1/37                                               5,000,000


The accompanying notes are an integral part of these financial statements.

          Pioneer Tax Free Money Market Fund | Semiannual Report | 6/30/09    13

--------------------------------------------------------------------------------------------------------
             Floating       S&P/Moody's
Principal    Rate (b)       Ratings
Amount       (unaudited)    (unaudited)                                                      Value
--------------------------------------------------------------------------------------------------------
                                         Municipal Medical -- continued
$4,500,000       0.23           AA-/Aaa  Washington State Health Care Facilities,
                                         Floating Rate Note, 10/1/28                         $ 4,500,000
 3,000,000       0.23           AA+/Aa1  Weber County Utah Hospital Revenue, Floating
                                         Rate Note, 2/15/31                                    3,000,000
                                                                                             -----------
                                                                                             $21,880,000
--------------------------------------------------------------------------------------------------------
                                         Municipal Pollution -- 6.6%
 3,000,000       0.44           AA-/Aaa  Apache County Arizona Industrial Development
                                         Authority, Floating Rate Note, 12/15/18             $ 3,000,000
 1,950,000       0.35             AA/WR  Hammond Indiana Pollution Center, Floating
                                         Rate Note, 2/1/22                                     1,950,000
 1,200,000       0.25            AA/Aa1  Hurley New Mexico Pollution, Floating Rate
                                         Note, 12/1/15                                         1,200,000
 1,000,000       0.35           AAA/Aa2  Pleasant Prairie Wisconsin Pollution, Floating
                                         Rate Note, 9/1/30                                     1,000,000
                                                                                             -----------
                                                                                             $ 7,150,000
--------------------------------------------------------------------------------------------------------
                                         Municipal School District -- 2.8%
   600,000                      NR/MIG1  Hingham Massachusetts, 1.25%, 12/23/09              $   602,634
 2,400,000                      NR/MIG1  Weston Massachusetts, 1.5%, 2/5/10                    2,413,602
                                                                                             -----------
                                                                                             $ 3,016,236
--------------------------------------------------------------------------------------------------------
                                         Municipal Transportation -- 1.4%
 1,500,000       0.23            AA/P-1  JP Morgan Chase Putt, 1.07%, 4/15/10                $ 1,500,000
--------------------------------------------------------------------------------------------------------
                                         Municipal Utilities -- 5.8%
   280,000                         A/NR  Chatom Industrial Development, 6.0%,
                                         11/15/38                                            $   280,000
   870,000       0.25            AA/Aa2  Gainesville Florida Utilities, Floating Rate Note,
                                         10/1/38                                                 870,000
 5,125,000       0.30            NR/Aa2  Southeast Alabama Gas District, Floating Rate
                                         Note, 8/1/27                                          5,125,000
                                                                                             -----------
                                                                                             $ 6,275,000
--------------------------------------------------------------------------------------------------------
                                         Municipal Water -- 7.5%
 5,600,000       0.28           AA-/Aa2  Boston Massachusetts Water & Sewer
                                         Community Revenue, Floating Rate Note,
                                         11/1/24                                             $ 5,600,000
 1,200,000       0.35            AA/Aaa  Massachusetts State Water Resources
                                         Authority, Floating Rate Note, 8/1/20                 1,200,000
 1,380,000       0.30           AAA/Aaa  Texas Water Development Board, Floating Rate
                                         Note, 7/15/19                                         1,380,000
                                                                                             -----------
                                                                                             $ 8,180,000
--------------------------------------------------------------------------------------------------------
                                         Total Government                                    $88,478,014
--------------------------------------------------------------------------------------------------------
                                         TOTAL MUNICIPAL BONDS
                                         (Cost $92,063,145)                                  $92,063,145
--------------------------------------------------------------------------------------------------------


The accompanying notes are an integral part of these financial statements.

14    Pioneer Tax Free Money Market Fund | Semiannual Report | 6/30/09

-----------------------------------------------------------------------------------------------------
             Floating       S&P/Moody's
Principal    Rate (b)       Ratings
Amount       (unaudited)    (unaudited)                                                  Value
-----------------------------------------------------------------------------------------------------
                                         TEMPORARY CASH INVESTMENTS -- 10.1%
                                         COMMERCIAL PAPER -- 6.4%
$1,000,000                     A-1+/P-1  University of Minnesota, 0.3%, 7/1/09           $  1,000,000
 1,985,000                     A-1+/P-1  University of Texas, 0.35%, 10/7/09                1,985,000
 2,000,000                     A-1+/P-1  Vanderbilt University, 0.3%, 9/2/09                2,000,000
 2,000,000                     A-1+/P-1  Vanderbilt University, 0.3%, 9/3/09                2,000,000
 1,000,000                    A-1+/VMIG  City of Jacksonville, 0.65%, 8/7/09                1,000,000
 1,000,000                    A-1+/VMIG  City of Jacksonville, 0.65%, 8/7/20                1,000,000
 1,000,000                     A-1+/P-1  Texas Public Finance Authority, 0.25%,
                                         8/14/09                                            1,000,000
                                                                                         ------------
                                                                                         $  9,985,000
-----------------------------------------------------------------------------------------------------
                                         MONEY MARKET MUTUAL FUND -- 3.7%
 4,000,000                               BlackRock Liquidity Funds Temp Cash Portfolio   $  4,000,000
-----------------------------------------------------------------------------------------------------
                                         TOTAL MONEY MARKET MUTUAL FUND                  $  4,000,000
-----------------------------------------------------------------------------------------------------
                                         TOTAL TEMPORARY CASH INVESTMENTS
                                         (Cost $13,985,000)                              $ 13,985,000
-----------------------------------------------------------------------------------------------------
                                         TOTAL INVESTMENT IN SECURITIES -- 97.2%
                                         (Cost $106,048,145) (a)                         $106,048,145
-----------------------------------------------------------------------------------------------------
                                         OTHER ASSETS AND LIABILITIES -- 2.8%            $  3,061,650
-----------------------------------------------------------------------------------------------------
                                         TOTAL NET ASSETS -- 100.0%                      $109,109,795
=====================================================================================================

NR   Not Rated by either S&P or Moody's.

(a)   At June 30, 2009, cost for federal income tax purposes was $106,048,145.

(b) Debt obligation with a variable interest rate. Rate shown is rate at period end.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

  Level 1 -- quoted prices in active markets for identical securities
  Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)


The accompanying notes are an integral part of these financial statements.

          Pioneer Tax Free Money Market Fund | Semiannual Report | 6/30/09    15

The following is a summary of the inputs used as of June 30, 2009, in valuing the Fund's assets:


----------------------------------------------------------------------------------------
                                Level 1        Level 2          Level 3     Total
----------------------------------------------------------------------------------------
 Municipal bonds                $       --     $ 92,063,145     $--         $ 92,063,145
 Temporary cash investments      4,000,000        9,985,000      --           13,985,000
----------------------------------------------------------------------------------------
 Total                          $4,000,000     $102,048,145     $--         $106,048,145
========================================================================================


The accompanying notes are an integral part of these financial statements.

16    Pioneer Tax Free Money Market Fund | Semiannual Report | 6/30/09

Statement of Assets and Liabilities | 6/30/09 (unaudited)


ASSETS:
  Investment in securities (cost $106,048,145)            $106,048,145
  Cash                                                       2,279,711
  Receivables --
   Investment securities sold                                2,506,010
   Fund shares sold                                              4,206
   Interest                                                    258,661
   Due from Pioneer Investment Management, Inc.                  8,972
  Other                                                         57,730
----------------------------------------------------------------------
     Total assets                                         $111,163,435
----------------------------------------------------------------------
LIABILITIES:
  Payables --
   Investment securities purchased                        $  1,931,345
   Fund shares repurchased                                      42,704
   Dividends                                                    21,165
  Due to affiliates                                              4,373
  Accrued expenses                                              54,053
----------------------------------------------------------------------
     Total liabilities                                    $  2,053,640
----------------------------------------------------------------------
NET ASSETS:
  Paid-in capital                                         $109,144,459
  Distributions in excess of net investment income              (7,700)
  Accumulated net realized loss on investments                 (26,964)
----------------------------------------------------------------------
     Total net assets                                     $109,109,795
----------------------------------------------------------------------
NET ASSET VALUE PER SHARE:
(No par value, Unlimited number of shares authorized)
  Class A (based on $53,499,546/53,496,656 shares)        $       1.00
  Class Y (based on $55,610,249/55,611,010 shares)        $       1.00
======================================================================


The accompanying notes are an integral part of these financial statements.

          Pioneer Tax Free Money Market Fund | Semiannual Report | 6/30/09    17

Statement of Operations (unaudited)

For the Six Months Ended 6/30/09


INVESTMENT INCOME:
  Interest                                                  $347,754
-------------------------------------------------------------------------------------
     Total investment income                                                $ 347,754
-------------------------------------------------------------------------------------
EXPENSES:
  Management fees                                           $262,707
  Transfer agent fees
   Class A                                                     7,388
  Distribution fees
   Class A                                                    43,179
  Shareholder communications expense                           1,329
  Administrative fees                                         24,490
  Registration fees                                            8,744
  Professional fees                                           24,211
  Printing expense                                            12,703
  Fees and expenses of nonaffiliated trustees                  4,256
  Miscellaneous                                               39,259
-------------------------------------------------------------------------------------
     Total expenses                                                         $ 428,266
     Less fees waived and expenses reimbursed by Pioneer
       Investment Management, Inc.                                           (122,983)
     Less fees paid indirectly                                                     (2)
-------------------------------------------------------------------------------------
     Net expenses                                                           $ 305,281
-------------------------------------------------------------------------------------
       Net investment income                                                $  42,473
-------------------------------------------------------------------------------------
NET REALIZED GAIN ON INVESTMENTS:
  Net increase in net assets resulting from operations                      $  42,473
=====================================================================================


The accompanying notes are an integral part of these financial statements.

18    Pioneer Tax Free Money Market Fund | Semiannual Report | 6/30/09

Statements of Changes in Net Assets

For the Six Months Ended 6/30/09 and the Year Ended 12/31/08, respectively


----------------------------------------------------------------------------------------------
                                                             Six Months Ended
                                                             6/30/09              Year Ended
                                                             (unaudited)          12/31/08
----------------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income                                        $     42,473         $  2,914,096
Net realized loss on investments                                       --                 (730)
----------------------------------------------------------------------------------------------
   Net increase in net assets resulting from operations      $     42,473         $  2,913,366
----------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
   Class A ($0.0001 and $0.0157 share, respectively)         $     (4,824)        $ (1,143,102)
   Class Y ($0.0002 and $0.0174 per share, respectively)          (15,264)          (1,789,000)
----------------------------------------------------------------------------------------------
     Total distributions to shareowners                      $    (20,088)        $ (2,932,102)
----------------------------------------------------------------------------------------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                             $ 90,299,029         $374,175,942
Reinvestment of distributions                                       4,421              749,252
Cost of shares repurchased                                   (155,368,549)        (387,714,720)
----------------------------------------------------------------------------------------------
   Net decrease in net assets resulting from Fund
     share transactions                                      $(65,065,099)        $(12,789,526)
----------------------------------------------------------------------------------------------
   Net decrease in net assets                                $(65,042,714)        $(12,808,262)
NET ASSETS:
Beginning of period                                           174,152,509          186,960,771
----------------------------------------------------------------------------------------------
End of period                                                $109,109,795         $174,152,509
----------------------------------------------------------------------------------------------
Distributions in excess of net investment income             $     (7,700)        $    (30,085)
----------------------------------------------------------------------------------------------


The accompanying notes are an integral part of these financial statements.

          Pioneer Tax Free Money Market Fund | Semiannual Report | 6/30/09    19

----------------------------------------------------------------------------------------------------
                                     '09 Shares      '09 Amount        '08 Shares       '08 Amount
                                     (unaudited)     (unaudited)
----------------------------------------------------------------------------------------------------
Class A
Shares sold                           55,105,684     $ 55,105,684       220,983,959     $220,983,959
Reinvestment of distributions              4,420            4,420           749,193          749,193
Less shares repurchased              (71,952,518)     (71,952,518)     (222,958,098)    (222,958,098)
----------------------------------------------------------------------------------------------------
   Net decrease                      (16,842,414)    $(16,842,414)       (1,224,946)    $ (1,224,946)
====================================================================================================
Class Y
Shares sold                           35,193,344     $ 35,193,345       153,191,983     $153,191,983
Reinvestment of distributions                  1                1                59               59
Less shares repurchased              (83,416,031)     (83,416,031)     (164,756,622)    (164,756,622)
----------------------------------------------------------------------------------------------------
   Net decrease                      (48,222,686)    $(48,222,685)      (11,564,580)    $(11,564,580)
====================================================================================================


The accompanying notes are an integral part of these financial statements.

20    Pioneer Tax Free Money Market Fund | Semiannual Report | 6/30/09

Financial Highlights

-------------------------------------------------------------------------------------------------------------
                                                                     Six Months
                                                                     Ended            Year           Year
                                                                     6/30/09          Ended          Ended
                                                                     (unaudited)      12/31/08       12/31/07
-------------------------------------------------------------------------------------------------------------
Class A (a)
Net asset value, beginning of period                                 $ 1.0000         $ 1.0000       $ 1.0000
-------------------------------------------------------------------------------------------------------------
Increase from investment operations:
 Net investment income                                               $ 0.0001         $ 0.0157       $(0.0299)
-------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                                (0.0001)         (0.0157)        0.0299
 Net realized and unrealized gain (loss) on investments                0.0000           0.0000         0.0003
-------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                       $ 1.0000         $ 1.0000       $ 1.0003
=============================================================================================================
Total return*                                                            0.01%            1.58%          3.03%
Ratio of net expenses to average net assets+                             0.47%**          0.72%          0.65%
Ratio of net investment income to average net assets+                    0.05%**          1.56%          2.96%
Net assets, end of period (in thousands)                             $ 53,500           70,331       $ 71,568
Ratios with no waiver of fees and assumptions of expense by PIM and no reductions for fees paid indirectly:
 Net expenses                                                            0.75%**          0.72%          0.65%
 Net investment income                                                  (0.23)%**         1.56%          2.96%
Ratios with waiver of fees and assumptions of expense by PIM and no reductions for fees paid indirectly:
 Net expenses                                                            0.47%**          0.72%          0.64%
 Net investment income                                                   0.05%**          1.56%          2.96%
=============================================================================================================


-----------------------------------------------------------------------------------------------------------------
                                                                     Year             Year           12/11/04 (a)
                                                                     Ended            Ended          to
                                                                     12/31/06         12/31/05       12/31/04
-----------------------------------------------------------------------------------------------------------------
Class A (a)
Net asset value, beginning of period                                 $ 1.0000         $ 1.0000       $ 1.0000
-----------------------------------------------------------------------------------------------------------------
Increase from investment operations:
 Net investment income                                               $ 0.0270         $ 0.0126       $ 0.0004
-----------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                                (0.0270)         (0.0126)       (0.0004)
 Net realized and unrealized gain (loss) on investments                    --               --             --
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                       $ 1.0000         $ 1.0000       $ 1.0000
=================================================================================================================
Total return*                                                            2.76%            1.28%          0.04%(b)
Ratio of net expenses to average net assets+                             0.75%            0.78%          0.94%**
Ratio of net investment income to average net assets+                    2.82%            1.75%          1.38%**
Net assets, end of period (in thousands)                             $ 72,854         $ 31,232       $    317
Ratios with no waiver of fees and assumptions of expense by PIM and no reductions for fees paid indirectly:
 Net expenses                                                            0.75%            0.81%          1.17%**
 Net investment income                                                   2.82%            1.72%          1.15%**
Ratios with waiver of fees and assumptions of expense by PIM and no reductions for fees paid indirectly:
 Net expenses                                                            0.75%            0.78%            --**
 Net investment income                                                   2.82%            1.75%            --**
=================================================================================================================

(a) Class A shares were first publicly offered on December 11, 2004.
(b) Not annualized.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
+   Ratio with no reduction for fees paid indirectly.


The accompanying notes are an integral part of these financial statements.

            Pioneer Tax Free Money Market Fund | Semiannual Report | 6/30/09  21

-----------------------------------------------------------------------------------------------------------------
                                                                                          Six Months
                                                                                          Ended          Year
                                                                                          6/30/09        Ended
                                                                                          (unaudited)    12/31/08
-----------------------------------------------------------------------------------------------------------------
Class Y (a)
Net asset value, beginning of period                                                      $ 1.0000       $ 1.0000
-----------------------------------------------------------------------------------------------------------------
Increase from investment operations:
 Net investment income                                                                    $ 0.0002       $ 0.0174
-----------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                                                     (0.0002)       (0.0174)
 Net realized and unrealized gain (loss) on investments                                       0.00           0.00
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                            $ 1.0000       $ 1.0000
=================================================================================================================
Total return*                                                                                 0.02%          1.75%
Ratio of net expenses to average net assets+                                                  0.46%          0.55%
Ratio of net investment income to average net assets+                                         0.07%          1.75%
Net assets, end of period (in thousands)                                                  $ 55,610       $103,821
Ratios with no waiver of fees and assumptions of expense by PIM and no reductions for fees paid indirectly:
 Net expenses                                                                                 0.58%          0.55%
 Net investment income                                                                       (0.04)%         1.75%
Ratios with waiver of fees and assumptions of expense by PIM and no reductions for fees paid indirectly:
 Net expenses                                                                                 0.46%          0.55%
 Net investment income                                                                        0.07%          1.75%
=================================================================================================================


-----------------------------------------------------------------------------------------------------------------
                                                                                          Year           Year
                                                                                          Ended          Ended
                                                                                          12/31/07       12/31/06
-----------------------------------------------------------------------------------------------------------------
Class Y (a)
Net asset value, beginning of period                                                      $ 1.0000       $ 1.0000
-----------------------------------------------------------------------------------------------------------------
Increase from investment operations:
 Net investment income                                                                    $ 0.0320       $ 0.0284
-----------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                                                     (0.0320)       (0.0284)
 Net realized and unrealized gain (loss) on investments                                         --             --
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                            $ 1.0000       $ 1.0000
=================================================================================================================
Total return*                                                                                 3.19%          2.99%
Ratio of net expenses to average net assets+                                                  0.44%          0.57%
Ratio of net investment income to average net assets+                                         3.16%          2.99%
Net assets, end of period (in thousands)                                                  $115,393       $121,046
Ratios with no waiver of fees and assumptions of expense by PIM and no reductions for fees paid indirectly:
 Net expenses                                                                                 0.44%          0.57%
 Net investment income                                                                        3.16%          2.99%
Ratios with waiver of fees and assumptions of expense by PIM and no reductions for fees paid indirectly:
 Net expenses                                                                                 0.44%          0.57%
 Net investment income                                                                        3.16%          2.99%
=================================================================================================================


-----------------------------------------------------------------------------------------------------
                                                                                          9/23/05 (a)
                                                                                          to
                                                                                          12/31/05
-----------------------------------------------------------------------------------------------------
Class Y (a)
Net asset value, beginning of period                                                      $ 1.0000
-----------------------------------------------------------------------------------------------------
Increase from investment operations:
 Net investment income                                                                    $ 0.0054
-----------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                                                     (0.0054)
 Net realized and unrealized gain (loss) on investments                                         --
-----------------------------------------------------------------------------------------------------
Net asset value, end of period                                                            $ 1.0000
=====================================================================================================
Total return*                                                                                 0.54%
Ratio of net expenses to average net assets+                                                  0.56%**
Ratio of net investment income to average net assets+                                         1.96%**
Net assets, end of period (in thousands)                                                  $ 91,177
Ratios with no waiver of fees and assumptions of expense by PIM and no reductions for fees paid indirectly:
 Net expenses                                                                                 0.56%**
 Net investment income                                                                        1.96%**
Ratios with waiver of fees and assumptions of expense by PIM and no reductions for fees paid indirectly:
 Net expenses                                                                                 0.56%**
 Net investment income                                                                        1.96%**
=====================================================================================================

(a) Class Y shares were first publicly offered on September 23, 2005.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
+   Ratio with no reduction for fees paid indirectly.


The accompanying notes are an integral part of these financial statements.

22  Pioneer Tax Free Money Market Fund | Semiannual Report | 6/30/09

Notes to Financial Statements | 6/30/09 (unaudited)

1. Organization and Significant Accounting Policies

Pioneer Tax Free Money Market Fund (the Fund) is one of seven series of portfolios comprising Pioneer Series Trust II, a Delaware statutory trust. The Fund is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. Class Y shares were first publicly offered on September 23, 2005. The investment objective of the Fund is to provide current income, exempt from federal income tax, as is consistent with the preservation of capital.

The Fund offers two classes of shares -- Class A and Class Y shares. Shares of each class represent an interest in the same portfolio of investments of the Fund and have identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different class-specific fees and expenses such as transfer agent and distribution fees. Differences in class-specific fees and expenses will result in differences in net investments income and, therefore, the payment of different dividends by each class. The Amended and restated Declaration of Trust of the Fund gives the Board the flexibility to specify either per share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per share voting, a shareholder's voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Share classes have exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class.

The Fund's prospectuses contain unaudited information regarding the Fund's principal risks. Please refer to these documents when considering the Fund's principal risks. Investments in the Fund are subject to possible loss due to the financial failure of underlying securities and their inability to meet their debt obligations.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting periods. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:


          Pioneer Tax Free Money Market Fund | Semiannual Report | 6/30/09    23

A. Security Valuation

   Security transactions are recorded as of trade date. Securities are valued at amortized cost, which approximates fair market value. Investments purchased at a discount or premium are valued by amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis.

B. Federal Income Taxes

   It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required. Tax years for the prior three fiscal years remain subject to examination by tax authorities.

   The tax character of current year distributions payable will be determined at the end of the current taxable year. The tax character of distributions paid during the year ended December 31, 2008 was as follows:


   -----------------------------------------------------------------------------
                                                                            2008
   -----------------------------------------------------------------------------
   Distributions paid from:
   Ordinary income                                                    $  228,871
   Tax exempt income                                                   2,703,231
   -----------------------------------------------------------------------------
      Total                                                           $2,932,102
   =============================================================================

   The following shows the components of distributable earnings on a federal income tax basis at December 31, 2008:


   -----------------------------------------------------------------------------
                                                                            2008
   -----------------------------------------------------------------------------
   Distributable earnings:
   Capital loss carryforward                                            $(26,964)
   Current year net dividend payable                                     (30,085)
   -----------------------------------------------------------------------------
      Total                                                             $(57,049)
   =============================================================================

C. Fund Shares

   The Fund records sales and repurchases of its shares as of trade date. The Fund declares as daily dividends substantially all of its net investment income. All dividends are paid on a monthly basis. Short-term capital gain distributions, if any, may be declared with the daily dividends.

D. Class Allocations

   Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.


24    Pioneer Tax Free Money Market Fund | Semiannual Report | 6/30/09

   Distribution fees are calculated based on the average daily net asset value attributable to Class A shares of the Fund (see Note 4). Class Y shares are not subject to a distribution plan. Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3).

   Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner and at the same time, except that Class A and Class Y shares bear different transfer agent and distribution expense rates.


2. Management Agreement

Pioneer Investment Management, Inc. (PIM), a wholly-owned indirect subsidy of UniCredit, S.p.A., (UniCredit), manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.40% of the Fund's average daily net assets up to $1 billion and 0.35% on assets over $1 billion. For the period ended June 30, 2009, the management fee was equivalent to a rate of 0.40% of average daily net assets.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. Included in "Due to Affiliates" reflected on the Statement of Assets and Liabilities is $216 in management fees, administrative cost and certain other services payable to PIM at June 30, 2009.


3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredit, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates.

In addition, the Fund reimbursed PIMSS for out-of-pocket expenses related to shareholder communications activities such as proxy and statement mailings, outgoing phone calls and omnibus relationship contracts. For the period ended June 30, 2009, such out of pocket expenses by class of shares were as follows:


--------------------------------------------------------------------------------
Shareholder Communications:
--------------------------------------------------------------------------------
Class A                                                                   $1,132
Class Y                                                                   $  197
--------------------------------------------------------------------------------
    Total:                                                                $1,329
================================================================================

Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $3,937 in transfer agent fees and shareholder communications expense payable to PIMSS at June 30, 2009.


          Pioneer Tax Free Money Market Fund | Semiannual Report | 6/30/09    25

4. Distribution and Service Plans

The Fund adopted a Distribution plan pursuant to Rule 12b-1 of the Investment Company Act of 1940, with respect to its Class A and Class Y shares. Pursuant to the Plan, the Fund pays Pioneer Funds Distributor, Inc. (PFD), 0.15% of the average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares. Prior to February 1, 2008, PFD was reimbursed under the Distribution Plan for distribution expenses in an amount of up to 0.15% of the average daily net assets attributable to Class A shares. Included in "Due to Affiliates" is $220 in distribution fees payable to PFD at June 30, 2009.

In addition, redemptions of Class A shares may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase. Proceeds from the CDSCs are paid to PFD. For the year ended December 31, 2008, no CDSC's were paid to PFD.

5. Expense Offsets

The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses, due to interest earned on cash held by PIMSS. For the period ended June 30, 2009, the Fund's expenses were reduced by $2 under such arrangements.

6. Money Market Temporary Guarantee Program Fees

The Fund has enrolled in the U.S. Treasury Department's Temporary Guarantee Program for Money Market Funds (the "Program"). The Program provides a guarantee to participating money market fund shareholders based on the number of shares invested in the Fund at the close of business on September 19, 2008. The guarantee would be triggered in the event the market-based net asset value of a participating fund falls below $0.995 and that situation has not been cured. Recovery under the Program would require the Fund to liquidate. Upon liquidation, and subject to the availability of assets under the Program, eligible shareholders would be entitled to receive a payment equal to any shortfall between the amount received by a shareholder in liquidation and $1.00 per share.

Only shareholders of record as of September 19, 2008 would be eligible to receive the benefit of the guarantee. Any increase in the number of shares held in the Fund in excess of shares held at the close of business on September 19, 2008 will not be covered. If the number of shares held in an account fluctuates over the period, shareholders will be covered for either the number of shares held as of the close of business on September 19, 2008 or the number of shares held on the date of the trigger event, whichever is less. If a shareholder's


26    Pioneer Tax Free Money Market Fund | Semiannual Report | 6/30/09
account is closed with the Fund or a broker-dealer, any future investments in the Fund will not be guaranteed.

The initial term of the Program expired on December 18, 2008. In November 2008, the Treasury extended the Program through April 30, 2009, and the Fund participated in this extension of the Program. On March 31, 2009, the Treasury further extended the Program through September 18, 2009. The Fund is participating in this further extension of the Program. The Treasury does not have the discretion to continue the Program beyond September 18, 2009.

The Fund previously paid fees in the combined amount of 0.025% of the Fund's net asset value as of the close of business on September 19, 2008 to participate in the Program through April 30, 2009. In order to participate in the extended period of the Program, the Fund paid to the U.S. Treasury Department fees in the amount of 0.015% of the Fund's net asset value as of the close of business on September 19, 2008. The expenses to participate in the Program and the extended period of the Program will be borne by the Fund without regard to any expense limitation currently in effect for the Fund and are reflected in the statement of operations.

7. Subsequent Events

In preparing these financial statements, PIM has evaluated the impact of all events and transactions for potential recognition or disclosure through August 21, 2009, the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.


          Pioneer Tax Free Money Market Fund | Semiannual Report | 6/30/09    27

Trustees, Officers and Service Providers

Trustees                           Officers
John F. Cogan, Jr., Chairman       John F. Cogan, Jr., President
David R. Bock                      Daniel K. Kingsbury, Executive Vice President
Mary K. Bush                       Mark E. Bradley, Treasurer
Benjamin M. Friedman               Dorothy E. Bourassa, Secretary
Margaret B.W. Graham
Daniel K. Kingsbury
Thomas J. Perna
Marguerite A. Piret
Stephen K. West


Investment Adviser and Administrator
Pioneer Investment Management, Inc.


Custodian
Brown Brothers Harriman & Co.


Principal Underwriter
Pioneer Funds Distributor, Inc.


Legal Counsel
Bingham McCutchen LLP


Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.


Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.


28    Pioneer Tax Free Money Market Fund | Semiannual Report | 6/30/09

How To Contact Pioneer

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.


Call us for:
--------------------------------------------------------------------------------
Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Telecommunications Device for the Deaf (TDD)                      1-800-225-1997


Write to us:
--------------------------------------------------------------------------------
PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014


Our toll-free fax                                                 1-800-225-4240


Our internet e-mail address                   ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)



Visit our web site: pioneerinvestments.com





This report must be accompanied by a prospectus.

The Fund files a complete schedule of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.



ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.


N/A

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.


N/A

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.


N/A

(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.

Not applicable to open-end management investment companies.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Series Trust II


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date August 28, 2009


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date August 28, 2009


By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date August 28, 2009

* Print the name and title of each signing officer under his or her signature.